UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2019

Date of reporting period:	3/31/2019

Item 1 –	Reports to Stockholders

PGIM BALANCED FUND

(Formerly known as Prudential Balanced Fund)

SEMIANNUAL REPORT

MARCH 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Income and long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser and Prudential Financial company. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Balanced Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Balanced Fund informative and useful. The report covers performance for the six-month period ended March 31, 2019.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Balanced Fund

May 15, 2019

*The Prudential Day One Funds did not change their names.

PGIM Balanced Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 3/31/19 (without sales charges)	Average Annual Total Returns as of 3/31/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–1.54	–1.55	5.20	10.06	—
Class B	–2.02	–1.75	5.41	9.88	—
Class C	–1.84	2.44	5.65	9.91	—
Class R	–1.80	3.58	6.08	10.38	—
Class Z	–1.34	4.43	6.71	11.02	—
Class R6**	–1.36	4.51	N/A	N/A	3.45 (11/28/17)
Customized Blend Index
	0.60	6.77	7.16	10.81	—
Bloomberg Barclays US Aggregate Bond Index
	4.63	4.48	2.74	3.77	—
S&P 500 Index
	–1.72	9.49	10.90	15.91	—
Lipper Mixed-Asset Target Allocation Growth Funds Average
	–1.17	3.25	5.56	10.54	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6**
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares.

Benchmark Definitions

Customized Blend Index—The Customized Blend Index is made up of the S&P 500 Index (50%), the Bloomberg Barclays US Aggregate Bond Index (40%), the Russell 2000 Index (5%), and the Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend (MSCI EAFE ND) Index (5%). The Net Dividend (ND) version of the MSCI EAFE Index reflects the impact of the maximum withholding taxes on reinvested dividends. Each component of the Customized Blend Index is an unmanaged index generally considered to represent the performance of its asset class. The Customized Blend Index is intended to provide a theoretical comparison to the Fund’s performance based on the amounts allocated to each class under the Fund’s investment strategies. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 4.89%.

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the US government and its agencies and by corporations with between one and 10 years remaining to maturity on the securities. It gives a broad look at how US investment-grade bonds have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 2.56%.

PGIM Balanced Fund	7

Your Fund’s Performance (continued)

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 7.31%.

Lipper Mixed-Asset Target Allocation Growth Funds Average—The Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Growth Funds universe for the periods noted. Funds in the Lipper Average are funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock:bond ratio ranges around 60%:40%. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 2.53%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Equity Holdings expressed as a percentage of net assets as of 3/31/19 (%)
Microsoft Corp., Software	2.1
Apple, Inc., Technology Hardware, Storage, & Peripherals	1.4
Facebook, Inc. (Class A Stock), Interactive Media & Services	1.1
Alphabet, Inc. (Class C Stock), Interactive Media & Services	1.1
Amazon.com, Inc., Internet & Direct Marketing Retail	1.0

Holdings reflect only long-term equity investments and are subject to change.

Five Largest Equity Industries expressed as a percentage of net assets as of 3/31/19 (%)
Software	4.0
Banks	3.8
Oil, Gas, & Consumable Fuels	3.2
Interactive Media & Services	2.9
Pharmaceuticals	2.5

Industry weightings reflect only long-term equity

investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Balanced Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Balanced Fund		Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$984.60	1.00%	$4.95
	Hypothetical	$1,000.00	$1,019.95	1.00%	$5.04
Class B	Actual	$1,000.00	$979.80	2.10%	$10.37
	Hypothetical	$1,000.00	$1,014.46	2.10%	$10.55
Class C	Actual	$1,000.00	$981.60	1.75%	$8.65
	Hypothetical	$1,000.00	$1,016.21	1.75%	$8.80
Class R	Actual	$1,000.00	$982.00	1.63%	$8.05
	Hypothetical	$1,000.00	$1,016.80	1.63%	$8.20
Class Z	Actual	$1,000.00	$986.60	0.77%	$3.81
	Hypothetical	$1,000.00	$1,021.09	0.77%	$3.88
Class R6**	Actual	$1,000.00	$986.40	0.65%	$3.22
	Hypothetical	$1,000.00	$1,021.69	0.65%	$3.28

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2019, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of March 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 96.9%

COMMON STOCKS 60.5%

Aerospace & Defense 1.5%
AAR Corp.	5,100	$165,801
Airbus SE (France)	1,285	170,464
Arconic, Inc.	39,200	749,112
BAE Systems PLC (United Kingdom)	7,092	44,630
Dassault Aviation SA (France)	6	8,873
Elbit Systems Ltd. (Israel)	61	7,871
General Dynamics Corp.	7,100	1,201,888
Leonardo SpA (Italy)	960	11,191
Lockheed Martin Corp.	6,500	1,951,040
Meggitt PLC (United Kingdom)	1,812	11,891
Moog, Inc. (Class A Stock)	1,400	121,730
MTU Aero Engines AG (Germany)	121	27,459
Raytheon Co.	5,500	1,001,440
Rolls-Royce Holdings PLC (United Kingdom)*	3,746	44,126
Safran SA (France)	736	101,105
Singapore Technologies Engineering Ltd. (Singapore)	3,100	8,563
Spirit AeroSystems Holdings, Inc. (Class A Stock)	16,700	1,528,551
Thales SA (France)	231	27,711
United Technologies Corp.	16,700	2,152,463
Vectrus, Inc.*	5,400	143,586
Wesco Aircraft Holdings, Inc.*	4,000	35,160

		9,514,655

Air Freight & Logistics 0.1%
Bollore SA (France)	1,864	8,429
Deutsche Post AG (Germany)	2,184	71,128
Hub Group, Inc. (Class A Stock)*	3,300	134,805
Radiant Logistics, Inc.*	16,100	101,430
Royal Mail PLC (United Kingdom)	1,955	6,071
SG Holdings Co. Ltd. (Japan)	200	5,825
United Parcel Service, Inc. (Class B Stock)	5,100	569,874
Yamato Holdings Co. Ltd. (Japan)	700	18,100

		915,662

Airlines 0.3%
ANA Holdings, Inc. (Japan)	230	8,434
Deutsche Lufthansa AG (Germany)	502	11,047
easyJet PLC (United Kingdom)	338	4,926
Japan Airlines Co. Ltd. (Japan)	300	10,564

See Notes to Financial Statements.

PGIM Balanced Fund	11

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Airlines (cont’d.)
Singapore Airlines Ltd. (Singapore)	1,200	$8,569
Southwest Airlines Co.	36,800	1,910,288

		1,953,828

Auto Components 0.1%
Aisin Seiki Co. Ltd. (Japan)	350	12,497
American Axle & Manufacturing Holdings, Inc.*	10,700	153,117
Bridgestone Corp. (Japan)	1,360	52,434
Cie Generale des Etablissements Michelin SCA (France)	377	44,659
Continental AG (Germany)	243	36,592
Dana, Inc.	10,600	188,044
Denso Corp. (Japan)	950	37,040
Faurecia SA (France)	189	7,967
Koito Manufacturing Co. Ltd. (Japan)	200	11,338
Minth Group Ltd. (China)	2,000	6,330
NGK Spark Plug Co. Ltd. (Japan)	400	7,425
Nokian Renkaat OYJ (Finland)	253	8,478
Pirelli & C SpA (Italy), 144A*	811	5,228
Stanley Electric Co. Ltd. (Japan)	300	8,071
Sumitomo Electric Industries Ltd. (Japan)	1,700	22,555
Sumitomo Rubber Industries Ltd. (Japan)	400	4,792
Superior Industries International, Inc.	1,800	8,568
Tenneco, Inc. (Class A Stock)	5,200	115,232
Tower International, Inc.	300	6,309
Toyoda Gosei Co. Ltd. (Japan)	150	3,179
Toyota Industries Corp. (Japan)	350	17,561
Valeo SA (France)	510	14,825
Yokohama Rubber Co. Ltd. (The) (Japan)	300	5,570

		777,811

Automobiles 0.5%
Bayerische Motoren Werke AG (Germany)	735	56,759
Daimler AG (Germany)	2,007	117,879
Ferrari NV (Italy)	271	36,445
Fiat Chrysler Automobiles NV (United Kingdom)*	2,396	35,742
General Motors Co.	60,500	2,244,550
Honda Motor Co. Ltd. (Japan)	3,600	97,403
Isuzu Motors Ltd. (Japan)	1,250	16,446
Mazda Motor Corp. (Japan)	1,360	15,208
Mitsubishi Motors Corp. (Japan)	1,470	7,817
Nissan Motor Co. Ltd. (Japan)	5,100	41,823
Peugeot SA (France)	1,279	31,278
Renault SA (France)	440	29,170

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Automobiles (cont’d.)
Subaru Corp. (Japan)	1,400	$31,902
Suzuki Motor Corp. (Japan)	800	35,359
Toyota Motor Corp. (Japan)	5,054	296,283
Volkswagen AG (Germany)	72	11,736
Yamaha Motor Co. Ltd. (Japan)	600	11,770

		3,117,570

Banks 3.8%
ABN AMRO Group NV (Netherlands), CVA, 144A	901	20,341
AIB Group PLC (Ireland)	1,970	8,853
Aozora Bank Ltd. (Japan)	260	6,414
Australia & New Zealand Banking Group Ltd. (Australia)	6,362	117,623
BancFirst Corp.	500	26,075
Banco Bilbao Vizcaya Argentaria SA (Spain)	14,720	84,331
Banco de Sabadell SA (Spain)	12,767	12,735
Banco Santander SA (Spain)	35,843	167,289
Bancorp, Inc. (The)*	7,600	61,408
Bank Hapoalim BM (Israel)	2,274	15,064
Bank Leumi Le-Israel BM (Israel)	3,396	22,161
Bank of America Corp.	192,200	5,302,798
Bank of East Asia Ltd. (The) (Hong Kong)	3,200	10,403
Bank of Ireland Group PLC (Ireland)	2,128	12,683
Bank of Kyoto Ltd. (The) (Japan)	120	5,018
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	3,300	118,404
Bank of Queensland Ltd. (Australia)	843	5,450
Bankia SA (Spain)	3,007	7,801
Bankinter SA (Spain)	1,436	10,951
Barclays PLC (United Kingdom)	37,818	76,243
Bendigo & Adelaide Bank Ltd. (Australia)	1,072	7,365
BNP Paribas SA (France)	2,483	118,977
BOC Hong Kong Holdings Ltd. (China)	8,500	35,215
CaixaBank SA (Spain)	8,246	25,837
Chemical Financial Corp.	2,900	119,364
Chiba Bank Ltd. (The) (Japan)	1,500	8,145
Citigroup, Inc.	61,470	3,824,663
Civista Bancshares, Inc.	1,600	34,928
Commerzbank AG (Germany)*	2,137	16,601
Commonwealth Bank of Australia (Australia)	3,908	196,041
Community Trust Bancorp, Inc.	300	12,318
Concordia Financial Group Ltd. (Japan)	2,400	9,257
ConnectOne Bancorp, Inc.	1,400	27,580
Credit Agricole SA (France)	2,531	30,615
Customers Bancorp, Inc.*	2,800	51,268
Danske Bank A/S (Denmark)	1,559	27,407

See Notes to Financial Statements.

PGIM Balanced Fund	13

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
DBS Group Holdings Ltd. (Singapore)	4,013	$74,920
DNB ASA (Norway)	2,181	40,230
Enterprise Financial Services Corp.	600	24,462
Erste Group Bank AG (Austria)	654	24,074
Farmers National Banc Corp.	2,400	33,096
Fifth Third Bancorp	11,500	290,030
Financial Institutions, Inc.	5,500	149,490
First BanCorp. (Puerto Rico)	24,300	278,478
First Bancorp/Southern Pines NC	700	24,332
First Financial Corp.	1,000	42,000
First Midwest Bancorp, Inc.	5,600	114,576
Flushing Financial Corp.	1,300	28,509
Fukuoka Financial Group, Inc. (Japan)	340	7,551
Great Western Bancorp, Inc.	1,600	50,544
Hancock Whitney Corp.	5,200	210,080
Hang Seng Bank Ltd. (Hong Kong)	1,700	42,035
Hilltop Holdings, Inc.	7,600	138,700
HSBC Holdings PLC (United Kingdom)	44,445	360,767
IBERIABANK Corp.	2,900	207,959
Independent Bank Group, Inc.	400	20,516
ING Groep NV (Netherlands)	8,591	104,141
International Bancshares Corp.	1,900	72,257
Intesa Sanpaolo SpA (Italy)	32,855	80,129
Japan Post Bank Co. Ltd. (Japan)	1,000	10,913
JPMorgan Chase & Co.	57,530	5,823,762
KBC Group NV (Belgium)	546	38,227
KeyCorp	47,000	740,250
Lloyds Banking Group PLC (United Kingdom)	157,080	127,390
Mebuki Financial Group, Inc. (Japan)	1,804	4,610
Mediobanca Banca di Credito Finanziario SpA (Italy)	1,374	14,310
Metropolitan Bank Holding Corp.*	1,700	59,143
MidWestOne Financial Group, Inc.	3,200	87,200
Mitsubishi UFJ Financial Group, Inc. (Japan)	25,900	128,299
Mizrahi Tefahot Bank Ltd. (Israel)	326	6,703
Mizuho Financial Group, Inc. (Japan)	53,260	82,397
National Australia Bank Ltd. (Australia)	6,036	108,341
Nordea Bank Abp (Finland)	6,738	51,364
OFG Bancorp (Puerto Rico)	6,400	126,656
Old Second Bancorp, Inc.	2,700	33,993
Oversea-Chinese Banking Corp. Ltd. (Singapore)	7,053	57,503
Pacific City Financial Corp.	800	13,960
Peapack Gladstone Financial Corp.	1,500	39,330
Peoples Bancorp, Inc.	1,200	37,164
Popular, Inc. (Puerto Rico)	7,300	380,549

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
QCR Holdings, Inc.	1,700	$57,664
Raiffeisen Bank International AG (Austria)	356	8,010
RBB Bancorp	1,000	18,800
Renasant Corp.	500	16,925
Republic Bancorp, Inc. (Class A Stock)	500	22,360
Resona Holdings, Inc. (Japan)	4,500	19,471
Royal Bank of Scotland Group PLC (United Kingdom)	10,639	34,295
Seven Bank Ltd. (Japan)	1,200	3,544
Shinsei Bank Ltd. (Japan)*	320	4,545
Shizuoka Bank Ltd. (The) (Japan)	900	6,847
Simmons First National Corp. (Class A Stock)	4,600	112,608
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	3,593	31,139
Societe Generale SA (France)	1,739	50,364
Southern National Bancorp of Virginia, Inc.	4,100	60,065
Standard Chartered PLC (United Kingdom)	6,206	47,814
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,017	105,483
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	718	25,798
Svenska Handelsbanken AB (Sweden) (Class A Stock)	3,322	35,068
Swedbank AB (Sweden) (Class A Stock)	1,999	28,264
UniCredit SpA (Italy)	4,452	57,169
United Community Banks, Inc.	4,000	99,720
United Overseas Bank Ltd. (Singapore)	2,986	55,484
Univest Financial Corp.	2,200	53,812
Wells Fargo & Co.	52,300	2,527,136
WesBanco, Inc.	300	11,925
Westpac Banking Corp. (Australia)	7,583	139,448
Yamaguchi Financial Group, Inc. (Japan)	400	3,381

		24,665,705

Beverages 1.4%
Anheuser-Busch InBev SA/NV (Belgium)	1,682	141,491
Asahi Group Holdings Ltd. (Japan)	800	35,640
Carlsberg A/S (Denmark) (Class B Stock)	245	30,648
Coca-Cola Amatil Ltd. (Australia)	1,132	6,953
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	300	7,593
Coca-Cola Co. (The)	54,100	2,535,126
Coca-Cola Consolidated, Inc.	50	14,392
Coca-Cola European Partners PLC (United Kingdom)	465	24,059
Coca-Cola HBC AG (Switzerland)*	465	15,833
Davide Campari-Milano SpA (Italy)	1,374	13,499
Diageo PLC (United Kingdom)	5,377	219,883
Heineken Holding NV (Netherlands)	267	26,779
Heineken NV (Netherlands)	575	60,724
Keurig Dr. Pepper, Inc.	47,700	1,334,169

See Notes to Financial Statements.

PGIM Balanced Fund	15

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Beverages (cont’d.)
Kirin Holdings Co. Ltd. (Japan)	1,800	$42,920
Monster Beverage Corp.*	4,500	245,610
National Beverage Corp.	3,100	178,963
PepsiCo, Inc.	34,300	4,203,465
Pernod Ricard SA (France)	469	84,270
Remy Cointreau SA (France)	48	6,403
Suntory Beverage & Food Ltd. (Japan)	300	14,074
Treasury Wine Estates Ltd. (Australia)	1,530	16,232

		9,258,726

Biotechnology 1.9%
AbbVie, Inc.	1,500	120,885
ACADIA Pharmaceuticals, Inc.*	3,000	80,550
Acorda Therapeutics, Inc.*	9,600	127,584
Albireo Pharma, Inc.*	1,200	38,652
Alexion Pharmaceuticals, Inc.*	5,300	716,454
AMAG Pharmaceuticals, Inc.*	1,600	20,608
Arena Pharmaceuticals, Inc.*	400	17,932
Audentes Therapeutics, Inc.*	500	19,510
BeiGene Ltd. (China), ADR*	71	9,372
Biogen, Inc.*	7,700	1,820,126
BioSpecifics Technologies Corp.*	1,900	118,427
Blueprint Medicines Corp.*	700	56,035
Celgene Corp.*	32,800	3,094,352
Concert Pharmaceuticals, Inc.*	3,600	43,452
CSL Ltd. (Australia)	1,000	138,875
Emergent BioSolutions, Inc.*	3,500	176,820
Genmab A/S (Denmark)*	143	24,842
Genomic Health, Inc.*	3,300	231,165
Gilead Sciences, Inc.	40,100	2,606,901
Grifols SA (Spain)	635	17,818
Jounce Therapeutics, Inc.*	13,900	86,180
Karyopharm Therapeutics, Inc.*	1,600	9,344
MacroGenics, Inc.*	1,700	30,566
Myriad Genetics, Inc.*	5,500	182,600
OPKO Health, Inc.*	21,800	56,898
PDL BioPharma, Inc.*	13,500	50,220
PTC Therapeutics, Inc.*	800	30,112
Repligen Corp.*	3,300	194,964
Retrophin, Inc.*	6,400	144,832
Vanda Pharmaceuticals, Inc.*	7,300	134,320

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Biotechnology (cont’d.)
Veracyte, Inc.*	5,300	$132,606
Vertex Pharmaceuticals, Inc.*	7,900	1,453,205

		11,986,207

Building Products 0.2%
AGC, Inc. (Japan)	440	15,406
Apogee Enterprises, Inc.	2,000	74,980
Armstrong World Industries, Inc.	2,400	190,608
Assa Abloy AB (Sweden) (Class B Stock)	2,213	47,830
Builders FirstSource, Inc.*	2,400	32,016
Cie de Saint-Gobain (France)	1,098	39,911
Continental Building Products, Inc.*	5,000	123,950
Daikin Industries Ltd. (Japan)	530	62,224
Geberit AG (Switzerland)	81	33,168
Griffon Corp.	1,400	25,872
Kingspan Group PLC (Ireland)	331	15,329
LIXIL Group Corp. (Japan)	600	8,001
NCI Building Systems, Inc.*	16,500	101,640
Resideo Technologies, Inc.*	30,683	591,875
TOTO Ltd. (Japan)	350	14,844
Universal Forest Products, Inc.	5,400	161,406

		1,539,060

Capital Markets 1.3%
3i Group PLC (United Kingdom)	2,238	28,725
Ameriprise Financial, Inc.	15,400	1,972,740
Amundi SA (France), 144A	134	8,448
ASX Ltd. (Australia)	416	20,643
BrightSphere Investment Group PLC	8,500	115,260
Credit Suisse Group AG (Switzerland)*	5,733	66,932
Daiwa Securities Group, Inc. (Japan)	3,500	17,050
Deutsche Bank AG (Germany)	4,334	35,386
Deutsche Boerse AG (Germany)	420	53,953
Donnelley Financial Solutions, Inc.*	3,900	58,032
GAMCO Investors, Inc. (Class A Stock)	300	6,150
Goldman Sachs Group, Inc. (The)	11,300	2,169,487
Greenhill & Co., Inc.	1,100	23,661
Hargreaves Lansdown PLC (United Kingdom)	653	15,860
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	2,700	94,368
Houlihan Lokey, Inc.	2,400	110,040
INTL. FCStone, Inc.*	900	34,884
Investec PLC (South Africa)	1,426	8,230
Japan Exchange Group, Inc. (Japan)	1,100	19,620

See Notes to Financial Statements.

PGIM Balanced Fund	17

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Capital Markets (cont’d.)
Julius Baer Group Ltd. (Switzerland)*	523	$21,147
London Stock Exchange Group PLC (United Kingdom)	692	42,884
LPL Financial Holdings, Inc.	5,100	355,215
Macquarie Group Ltd. (Australia)	726	66,695
Morgan Stanley	56,800	2,396,960
Natixis SA (France)	2,197	11,778
Nomura Holdings, Inc. (Japan)	7,900	28,453
Partners Group Holding AG (Switzerland)	40	29,092
SBI Holdings, Inc. (Japan)	580	12,942
Schroders PLC (United Kingdom)	293	10,327
Singapore Exchange Ltd. (Singapore)	2,000	10,802
St. James’s Place PLC (United Kingdom)	1,252	16,789
Stifel Financial Corp.	1,900	100,244
UBS Group AG (Switzerland)*	8,482	103,007

		8,065,804

Chemicals 1.0%
Air Liquide SA (France)	946	120,424
Air Water, Inc. (Japan)	300	4,350
Akzo Nobel NV (Netherlands)	488	43,317
Arkema SA (France)	162	15,449
Asahi Kasei Corp. (Japan)	2,900	29,948
BASF SE (Germany)	2,028	149,499
Chr Hansen Holding A/S (Denmark)	211	21,349
Clariant AG (Switzerland)*	461	9,690
Covestro AG (Germany), 144A	448	24,714
Croda International PLC (United Kingdom)	304	19,986
Daicel Corp. (Japan)	600	6,515
EMS-Chemie Holding AG (Switzerland)	19	10,332
Evonik Industries AG (Germany)	357	9,772
Givaudan SA (Switzerland)	21	53,864
Hitachi Chemical Co. Ltd. (Japan)	200	4,418
Huntsman Corp.	41,900	942,331
Incitec Pivot Ltd. (Australia)	3,496	7,737
Ingevity Corp.*	900	95,049
Innospec, Inc.	200	16,670
Israel Chemicals Ltd. (Israel)	1,407	7,321
Johnson Matthey PLC (United Kingdom)	451	18,477
JSR Corp. (Japan)	450	6,976
Kaneka Corp. (Japan)	100	3,747
Kansai Paint Co. Ltd. (Japan)	400	7,616
Koninklijke DSM NV (Netherlands)	395	43,143
Kraton Corp.*	800	25,744
Kuraray Co. Ltd. (Japan)	700	8,909

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Chemicals (cont’d.)
LANXESS AG (Germany)	207	$11,087
LyondellBasell Industries NV (Class A Stock)	22,200	1,866,576
Mitsubishi Chemical Holdings Corp. (Japan)	2,800	19,723
Mitsubishi Gas Chemical Co., Inc. (Japan)	350	4,998
Mitsui Chemicals, Inc. (Japan)	400	9,658
Mosaic Co. (The)	48,100	1,313,611
Nippon Paint Holdings Co. Ltd. (Japan)	350	13,777
Nissan Chemical Corp. (Japan)	300	13,744
Nitto Denko Corp. (Japan)	330	17,356
Novozymes A/S (Denmark) (Class B Stock)	476	21,945
Olin Corp.	23,500	543,790
OMNOVA Solutions, Inc.*	2,100	14,742
Orica Ltd. (Australia)	805	10,077
PolyOne Corp.	1,800	52,758
Rayonier Advanced Materials, Inc.	4,300	58,308
Shin-Etsu Chemical Co. Ltd. (Japan)	790	66,317
Showa Denko KK (Japan)	300	10,590
Sika AG (Switzerland)	292	41,000
Solvay SA (Belgium)	158	17,134
Stepan Co.	1,500	131,280
Sumitomo Chemical Co. Ltd. (Japan)	3,500	16,289
Symrise AG (Germany)	275	24,872
Taiyo Nippon Sanso Corp. (Japan)	300	4,567
Teijin Ltd. (Japan)	380	6,269
Toray Industries, Inc. (Japan)	3,000	19,153
Tosoh Corp. (Japan)	600	9,323
Trinseo SA	4,300	194,790
Umicore SA (Belgium)	446	19,862
Yara International ASA (Norway)	378	15,503

		6,256,446

Commercial Services & Supplies 0.1%
ACCO Brands Corp.	2,000	17,120
Babcock International Group PLC (United Kingdom)	674	4,338
Brambles Ltd. (Australia)	3,518	29,394
CECO Environmental Corp.*	6,000	43,200
Dai Nippon Printing Co. Ltd. (Japan)	550	13,162
Deluxe Corp.	3,600	157,392
Edenred (France)	531	24,214
G4S PLC (United Kingdom)	3,243	7,757
Herman Miller, Inc.	3,800	133,684
ISS A/S (Denmark)	342	10,424
Knoll, Inc.	2,700	51,057
Park24 Co. Ltd. (Japan)	300	6,513

See Notes to Financial Statements.

PGIM Balanced Fund	19

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)
Pitney Bowes, Inc.	7,000	$48,090
Quad/Graphics, Inc.	4,800	57,120
RR Donnelley & Sons Co.	8,700	41,064
Secom Co. Ltd. (Japan)	450	38,544
Securitas AB (Sweden) (Class B Stock)	701	11,334
Societe BIC SA (France)	55	4,902
Sohgo Security Services Co. Ltd. (Japan)	150	6,530
SP Plus Corp.*	1,300	44,356
Steelcase, Inc. (Class A Stock)	4,100	59,655
Toppan Printing Co. Ltd. (Japan)	550	8,309

		818,159

Communications Equipment 1.1%
Acacia Communications, Inc.*	2,900	166,315
Arista Networks, Inc.*	1,800	566,028
Ciena Corp.*	1,500	56,010
Cisco Systems, Inc.	102,000	5,506,980
CommScope Holding Co., Inc.*	24,300	528,039
NetScout Systems, Inc.*	4,500	126,315
Nokia OYJ (Finland)	12,442	70,836
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	6,816	62,778
Viavi Solutions, Inc.*	1,200	14,856

		7,098,157

Construction & Engineering 0.3%
ACS Actividades de Construccion y Servicios SA (Spain)	548	24,097
Arcosa, Inc.	133	4,063
Bouygues SA (France)	467	16,728
CIMIC Group Ltd. (Australia)	227	7,779
Comfort Systems USA, Inc.	700	36,673
Eiffage SA (France)	170	16,350
EMCOR Group, Inc.	3,300	241,164
Ferrovial SA (Spain)	1,109	26,004
Fluor Corp.	12,900	474,720
HOCHTIEF AG (Germany)	46	6,677
JGC Corp. (Japan)	500	6,647
Kajima Corp. (Japan)	1,000	14,774
KBR, Inc.	1,800	34,362
Obayashi Corp. (Japan)	1,500	15,106
Quanta Services, Inc.	18,900	713,286
Shimizu Corp. (Japan)	1,200	10,432
Skanska AB (Sweden) (Class B Stock)	798	14,486

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Construction & Engineering (cont’d.)
Taisei Corp. (Japan)	430	$19,975
Vinci SA (France)	1,121	109,214

		1,792,537

Construction Materials 0.1%
Boral Ltd. (Australia)	2,497	8,152
CRH PLC (Ireland)	1,828	56,790
Fletcher Building Ltd. (New Zealand)	1,717	5,784
HeidelbergCement AG (Germany)	330	23,812
Imerys SA (France)	75	3,751
James Hardie Industries PLC (Ireland)	964	12,414
LafargeHolcim Ltd. (Switzerland)*	1,081	53,536
Taiheiyo Cement Corp. (Japan)	250	8,338
United States Lime & Minerals, Inc.	300	23,136
Vulcan Materials Co.	2,300	272,320

		468,033

Consumer Finance 0.5%
Acom Co. Ltd. (Japan)	700	2,499
AEON Financial Service Co. Ltd. (Japan)	300	6,108
Capital One Financial Corp.	26,100	2,132,109
Credit Saison Co. Ltd. (Japan)	300	3,959
Navient Corp.	22,600	261,482
OneMain Holdings, Inc.	17,200	546,100

		2,952,257

Containers & Packaging 0.1%
Amcor Ltd. (Australia)	2,578	28,177
Greif, Inc. (Class A Stock)	4,200	173,250
Packaging Corp. of America	1,800	178,884
Smurfit Kappa Group PLC (Ireland)	508	14,217
Toyo Seikan Group Holdings Ltd. (Japan)	300	6,146

		400,674

Distributors 0.5%
Core-Mark Holding Co., Inc.	5,100	189,363
Genuine Parts Co.	17,800	1,994,134
Jardine Cycle & Carriage Ltd. (Singapore)	200	4,803
LKQ Corp.*	27,300	774,774

		2,963,074

See Notes to Financial Statements.

PGIM Balanced Fund	21

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.*	3,900	$180,648
American Public Education, Inc.*	200	6,024
Benesse Holdings, Inc. (Japan)	150	3,892
Career Education Corp.*	1,000	16,520
Carriage Services, Inc.	4,800	92,400
Laureate Education, Inc. (Class A Stock)*	10,900	163,173

		462,657

Diversified Financial Services 0.7%
AMP Ltd. (Australia)	6,215	9,266
AXA Equitable Holdings, Inc.	8,900	179,246
Berkshire Hathaway, Inc. (Class B Stock)*	18,900	3,796,821
Challenger Ltd. (Australia)	1,432	8,423
Eurazeo SE (France)	119	8,953
EXOR NV (Netherlands)	227	14,781
FGL Holdings	3,300	25,971
Groupe Bruxelles Lambert SA (Belgium)	172	16,740
Industrivarden AB (Sweden) (Class C Stock)	418	8,772
Investor AB (Sweden) (Class B Stock)	1,006	45,345
Kinnevik AB (Sweden) (Class B Stock)	551	14,287
L E Lundbergforetagen AB (Sweden) (Class B Stock)	146	4,624
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	900	4,591
ORIX Corp. (Japan)	2,940	42,196
Pargesa Holding SA (Switzerland)	80	6,274
Standard Life Aberdeen PLC (United Kingdom)	5,524	19,017
Tokyo Century Corp. (Japan)	100	4,350
Wendel SA (France)	68	8,574

		4,218,231

Diversified Telecommunication Services 1.5%
AT&T, Inc.	121,100	3,797,696
ATN International, Inc.	2,100	118,419
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	3,777	2,710
BT Group PLC (United Kingdom)	19,059	55,431
CenturyLink, Inc.	26,700	320,133
Deutsche Telekom AG (Germany)	7,358	122,324
Elisa OYJ (Finland)	302	13,631
HKT Trust & HKT Ltd. (Hong Kong) (Class SS Stock)	8,720	14,026
Iliad SA (France)	54	5,435
Koninklijke KPN NV (Netherlands)	7,679	24,360
Nippon Telegraph & Telephone Corp. (Japan)	1,400	59,460
Orange SA (France)	4,479	72,991
PCCW Ltd. (Hong Kong)	11,400	7,097

See Notes to Financial Statements.

22

Description	Shares	Value
COMMON STOCKS (Continued)

Diversified Telecommunication Services (cont’d.)
Proximus SADP (Belgium)	386	$11,155
Singapore Telecommunications Ltd. (Singapore)	18,300	40,824
Spark New Zealand Ltd. (New Zealand)	4,381	11,341
Swisscom AG (Switzerland)	58	28,420
Telecom Italia SpA (Italy)*	26,019	16,218
Telecom Italia SpA (Italy), RSP	12,084	6,883
Telefonica Deutschland Holding AG (Germany)	1,630	5,127
Telefonica SA (Spain)	10,316	86,555
Telenor ASA (Norway)	1,590	31,868
Telia Co. AB (Sweden)	6,479	29,255
Telstra Corp. Ltd. (Australia)	9,013	21,237
TPG Telecom Ltd. (Australia)	988	4,865
United Internet AG (Germany)	254	9,292
Verizon Communications, Inc.	84,950	5,023,094

		9,939,847

Electric Utilities 0.9%
AusNet Services (Australia)	3,660	4,610
Chubu Electric Power Co., Inc. (Japan)	1,300	20,293
Chugoku Electric Power Co., Inc. (The) (Japan)	600	7,480
CK Infrastructure Holdings Ltd. (Hong Kong)	1,300	10,684
CLP Holdings Ltd. (Hong Kong)	3,500	40,572
EDP - Energias de Portugal SA (Portugal)	5,736	22,536
Electricite de France SA (France)	1,410	19,280
Endesa SA (Spain)	691	17,636
Enel SpA (Italy)	17,955	115,167
Eversource Energy	13,200	936,540
Exelon Corp.	50,800	2,546,604
Fortum OYJ (Finland)	1,044	21,371
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong)	5,500	5,627
Iberdrola SA (Spain)	13,715	120,386
Kansai Electric Power Co., Inc. (The) (Japan)	1,600	23,593
Kyushu Electric Power Co., Inc. (Japan)	800	9,441
MGE Energy, Inc.	1,000	67,970
Orsted A/S (Denmark), 144A	418	31,724
Portland General Electric Co.	4,800	248,832
Power Assets Holdings Ltd. (Hong Kong)	3,000	20,827
Red Electrica Corp. SA (Spain)	956	20,372
Southern Co. (The)	28,600	1,478,048
SSE PLC (United Kingdom)	2,266	35,043
Terna Rete Elettrica Nazionale SpA (Italy)	3,106	19,719
Tohoku Electric Power Co., Inc. (Japan)	900	11,472

See Notes to Financial Statements.

PGIM Balanced Fund	23

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	3,100	$19,600
Verbund AG (Austria)	147	7,044

		5,882,471

Electrical Equipment 0.1%
ABB Ltd. (Switzerland)	4,068	76,630
Atkore International Group, Inc.*	7,200	155,016
Encore Wire Corp.	2,200	125,884
Fuji Electric Co. Ltd. (Japan)	300	8,514
Legrand SA (France)	589	39,486
Melrose Industries PLC (United Kingdom)	10,778	25,761
Mitsubishi Electric Corp. (Japan)	4,000	51,415
Nidec Corp. (Japan)	500	63,409
OSRAM Licht AG (Germany)	239	8,261
Prysmian SpA (Italy)	529	10,023
Schneider Electric SE (France)	1,214	95,348
Siemens Gamesa Renewable Energy SA (Spain)*	466	7,435
Vestas Wind Systems A/S (Denmark)	437	36,809

		703,991

Electronic Equipment, Instruments & Components 0.6%
Alps Alpine Co. Ltd. (Japan)	500	10,441
Anixter International, Inc.*	3,500	196,385
AVX Corp.	4,000	69,360
CDW Corp.	18,800	1,811,756
Hamamatsu Photonics KK (Japan)	300	11,614
Hexagon AB (Sweden) (Class B Stock)	575	30,073
Hirose Electric Co. Ltd. (Japan)	73	7,661
Hitachi High-Technologies Corp. (Japan)	150	6,135
Hitachi Ltd. (Japan)	2,140	69,300
Ingenico Group SA (France)	144	10,294
Insight Enterprises, Inc.*	1,700	93,602
Keyence Corp. (Japan)	215	134,247
Keysight Technologies, Inc.*	5,200	453,440
Kyocera Corp. (Japan)	740	43,456
Murata Manufacturing Co. Ltd. (Japan)	1,140	56,863
Nippon Electric Glass Co. Ltd. (Japan)	180	4,780
Omron Corp. (Japan)	400	18,718
Sanmina Corp.*	4,700	135,595
ScanSource, Inc.*	4,300	154,026
Shimadzu Corp. (Japan)	500	14,492
SYNNEX Corp.	2,500	238,475
TDK Corp. (Japan)	280	21,988

See Notes to Financial Statements.

24

Description	Shares	Value
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)
Tech Data Corp.*	2,000	$204,820
Venture Corp. Ltd. (Singapore)	600	7,961
Yaskawa Electric Corp. (Japan)	600	18,866
Yokogawa Electric Corp. (Japan)	500	10,349

		3,834,697

Energy Equipment & Services 0.1%
Archrock, Inc.	15,800	154,524
C&J Energy Services, Inc.*	3,600	55,872
Exterran Corp.*	800	13,480
John Wood Group PLC (United Kingdom)	1,443	9,549
Mammoth Energy Services, Inc.	5,000	83,250
Matrix Service Co.*	7,700	150,766
Superior Energy Services, Inc.*	22,200	103,674
TechnipFMC PLC (United Kingdom)	6,700	157,584
Tenaris SA (Luxembourg)	1,094	15,432
Unit Corp.*	6,300	89,712
WorleyParsons Ltd. (Australia)	694	6,967

		840,810

Entertainment 0.9%
DeNA Co. Ltd. (Japan)	200	3,006
Konami Holdings Corp. (Japan)	200	8,678
Marcus Corp. (The)	4,300	172,215
Nexon Co. Ltd. (Japan)*	1,100	17,237
Nintendo Co. Ltd. (Japan)	250	71,281
Toho Co. Ltd. (Japan)	300	12,042
Ubisoft Entertainment SA (France)*	177	15,791
Viacom, Inc. (Class B Stock)	45,100	1,265,957
Vivendi SA (France)	2,305	66,837
Walt Disney Co. (The)	34,800	3,863,844

		5,496,888

Equity Real Estate Investment Trusts (REITs) 1.6%
American Assets Trust, Inc.	3,300	151,338
American Tower Corp.	14,500	2,857,370
Apple Hospitality REIT, Inc.	77,200	1,258,360
Armada Hoffler Properties, Inc.	5,800	90,422
Ascendas Real Estate Investment Trust (Singapore)	5,700	12,242
Ashford Hospitality Trust, Inc.	5,000	23,750
British Land Co. PLC (The) (United Kingdom)	1,998	15,338
CapitaLand Commercial Trust (Singapore)	5,464	7,826

See Notes to Financial Statements.

PGIM Balanced Fund	25

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
CapitaLand Mall Trust (Singapore)	5,400	$9,483
Chatham Lodging Trust	800	15,392
Chesapeake Lodging Trust	4,400	122,364
CoreCivic, Inc.	28,500	554,325
Cousins Properties, Inc.	4,700	45,402
Covivio (France)	112	11,895
Daiwa House REIT Investment Corp. (Japan)	4	8,870
Dexus (Australia)	2,223	20,113
DiamondRock Hospitality Co.	18,700	202,521
Empire State Realty Trust, Inc. (Class A Stock)	5,500	86,900
Franklin Street Properties Corp.	17,900	128,701
Gecina SA (France)	97	14,360
GEO Group, Inc. (The)	10,900	209,280
Gladstone Commercial Corp.	2,300	47,771
Goodman Group (Australia)	3,604	34,165
GPT Group (The) (Australia)	4,157	18,326
Hammerson PLC (United Kingdom)	1,610	7,048
Host Hotels & Resorts, Inc.	90,700	1,714,230
ICADE (France)	67	5,679
InfraREIT, Inc.*	1,300	27,261
Japan Prime Realty Investment Corp. (Japan)	2	8,236
Japan Real Estate Investment Corp. (Japan)	3	17,681
Japan Retail Fund Investment Corp. (Japan)	6	12,058
Klepierre SA (France)	445	15,588
Land Securities Group PLC (United Kingdom)	1,579	18,795
Lexington Realty Trust	5,900	53,454
Link REIT (Hong Kong)	4,500	52,663
Mirvac Group (Australia)	8,115	15,836
Nippon Building Fund, Inc. (Japan)	3	20,306
Nippon Prologis REIT, Inc. (Japan)	4	8,514
Nomura Real Estate Master Fund, Inc. (Japan)	8	11,775
Outfront Media, Inc.	6,000	140,400
Park Hotels & Resorts, Inc.	3,000	93,240
Pebblebrook Hotel Trust	2,900	90,074
RLJ Lodging Trust	10,900	191,513
Ryman Hospitality Properties, Inc.	2,700	222,048
Scentre Group (Australia)	12,135	35,397
Segro PLC (United Kingdom)	2,394	21,008
Spirit MTA REIT	5,230	33,943
Spirit Realty Capital, Inc.	24,480	972,590
Stockland (Australia)	5,291	14,464
Suntec Real Estate Investment Trust (Singapore)	5,100	7,348
Unibail-Rodamco-Westfield (France)	301	49,331
United Urban Investment Corp. (Japan)	6	9,473

See Notes to Financial Statements.

26

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Vicinity Centres (Australia)	6,933	$12,804
Xenia Hotels & Resorts, Inc.	10,000	219,100

		10,048,371

Food & Staples Retailing 0.6%
Aeon Co. Ltd. (Japan)	1,400	29,344
Carrefour SA (France)	1,307	24,469
Casino Guichard Perrachon SA (France)	107	4,647
Coles Group Ltd. (Australia)*	2,466	20,643
Colruyt SA (Belgium)	134	9,895
Dairy Farm International Holdings Ltd. (Hong Kong)	800	6,714
FamilyMart UNY Holdings Co. Ltd. (Japan)	540	13,765
ICA Gruppen AB (Sweden)	166	6,659
J Sainsbury PLC (United Kingdom)	3,636	11,173
Jeronimo Martins SGPS SA (Portugal)	636	9,386
Koninklijke Ahold Delhaize NV (Netherlands)	2,613	69,530
Lawson, Inc. (Japan)	100	5,541
METRO AG (Germany)	461	7,661
Seven & i Holdings Co. Ltd. (Japan)	1,700	64,146
Sundrug Co. Ltd. (Japan)	150	4,131
Tesco PLC (United Kingdom)	21,981	66,507
Tsuruha Holdings, Inc. (Japan)	80	6,502
Village Super Market, Inc. (Class A Stock)	900	24,597
Walgreens Boots Alliance, Inc.	32,300	2,043,621
Walmart, Inc.	10,900	1,063,077
Welcia Holdings Co. Ltd. (Japan)	100	3,392
Wm Morrison Supermarkets PLC (United Kingdom)	4,764	14,146
Woolworths Group Ltd. (Australia)	2,960	63,928

		3,573,474

Food Products 1.1%
a2 Milk Co. Ltd. (New Zealand)*	1,619	15,808
Ajinomoto Co., Inc. (Japan)	1,000	15,988
Archer-Daniels-Midland Co.	42,800	1,845,964
Associated British Foods PLC (United Kingdom)	759	24,134
Barry Callebaut AG (Switzerland)	5	9,042
Calbee, Inc. (Japan)	150	4,041
Campbell Soup Co.	22,000	838,860
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	3	20,381
Conagra Brands, Inc.	21,000	582,540
Danone SA (France)	1,361	104,950
Fresh Del Monte Produce, Inc.	1,400	37,842
Golden Agri-Resources Ltd. (Singapore)	13,000	2,686

See Notes to Financial Statements.

PGIM Balanced Fund	27

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Food Products (cont’d.)
Kerry Group PLC (Ireland) (Class A Stock)	351	$39,233
Kikkoman Corp. (Japan)	350	17,194
Lancaster Colony Corp.	220	34,472
MEIJI Holdings Co. Ltd. (Japan)	250	20,294
Mondelez International, Inc. (Class A Stock)	7,400	369,408
Mowi ASA (Norway)	968	21,657
Nestle SA (Switzerland)	6,795	647,948
NH Foods Ltd. (Japan)	250	8,996
Nisshin Seifun Group, Inc. (Japan)	405	9,301
Nissin Foods Holdings Co. Ltd. (Japan)	100	6,869
Orkla ASA (Norway)	1,720	13,215
Pilgrim’s Pride Corp.*	22,700	505,983
Simply Good Foods Co. (The)*	2,600	53,534
Toyo Suisan Kaisha Ltd. (Japan)	200	7,614
Tyson Foods, Inc. (Class A Stock)	29,500	2,048,185
WH Group Ltd. (Hong Kong), 144A	20,500	21,981
Wilmar International Ltd. (Singapore)	4,500	10,989
Yakult Honsha Co. Ltd. (Japan)	300	20,983
Yamazaki Baking Co. Ltd. (Japan)	300	4,866

		7,364,958

Gas Utilities 0.2%
APA Group (Australia)	2,699	19,127
Chesapeake Utilities Corp.	1,300	118,573
Hong Kong & China Gas Co. Ltd. (Hong Kong)	20,237	48,552
Naturgy Energy Group SA (Spain)	813	22,740
New Jersey Resources Corp.	2,800	139,412
Osaka Gas Co. Ltd. (Japan)	800	15,791
Southwest Gas Holdings, Inc.	200	16,452
Spire, Inc.	2,800	230,412
Toho Gas Co. Ltd. (Japan)	160	7,188
Tokyo Gas Co. Ltd. (Japan)	800	21,623
UGI Corp.	14,800	820,216

		1,460,086

Health Care Equipment & Supplies 2.4%
Abbott Laboratories	32,800	2,622,032
AngioDynamics, Inc.*	4,500	102,870
Asahi Intecc Co. Ltd. (Japan)	200	9,403
Atrion Corp.	40	35,147
Baxter International, Inc.	10,300	837,493
Becton, Dickinson & Co.	6,900	1,723,137
BioMerieux (France)	82	6,786

See Notes to Financial Statements.

28

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
Boston Scientific Corp.*	8,900	$341,582
Cardiovascular Systems, Inc.*	3,800	146,908
Cochlear Ltd. (Australia)	132	16,277
Coloplast A/S (Denmark) (Class B Stock)	275	30,205
CONMED Corp.	1,900	158,042
ConvaTec Group PLC (United Kingdom), 144A	2,704	4,991
Danaher Corp.	17,500	2,310,350
Demant A/S (Denmark)*	207	6,131
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	1,324	14,134
Haemonetics Corp.*	2,300	201,204
Hoya Corp. (Japan)	850	56,259
IDEXX Laboratories, Inc.*	2,700	603,720
Integer Holdings Corp.*	3,000	226,260
Koninklijke Philips NV (Netherlands)	2,047	83,619
Lantheus Holdings, Inc.*	7,300	178,704
LivaNova PLC*	2,500	243,125
Masimo Corp.*	2,100	290,388
Medtronic PLC	36,700	3,342,636
Olympus Corp. (Japan)	2,720	29,529
RTI Surgical Holdings, Inc.*	3,600	21,636
Siemens Healthineers AG (Germany), 144A	349	14,572
Smith & Nephew PLC (United Kingdom)	1,931	38,330
Sonova Holding AG (Switzerland)	130	25,749
Straumann Holding AG (Switzerland)	24	19,649
Stryker Corp.	5,400	1,066,608
Sysmex Corp. (Japan)	330	19,979
Terumo Corp. (Japan)	1,300	39,726
Varex Imaging Corp.*	800	27,104
Zimmer Biomet Holdings, Inc.	6,900	881,130

		15,775,415

Health Care Providers & Services 1.2%
Alfresa Holdings Corp. (Japan)	400	11,396
CVS Health Corp.	43,500	2,345,955
DaVita, Inc.*	400	21,716
Ensign Group, Inc. (The)	1,700	87,023
Fresenius Medical Care AG & Co. KGaA (Germany)	477	38,601
Fresenius SE & Co. KGaA (Germany)	925	51,755
HCA Healthcare, Inc.	11,000	1,434,180
Medipal Holdings Corp. (Japan)	400	9,507
National HealthCare Corp.	900	68,292
NMC Health PLC (United Arab Emirates)	211	6,288
Providence Service Corp. (The)*	1,400	93,268
Ramsay Health Care Ltd. (Australia)	300	13,720

See Notes to Financial Statements.

PGIM Balanced Fund	29

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)
Ryman Healthcare Ltd. (New Zealand)	852	$7,124
Select Medical Holdings Corp.*	4,100	57,769
Sonic Healthcare Ltd. (Australia)	938	16,358
Suzuken Co. Ltd. (Japan)	165	9,570
Tenet Healthcare Corp.*	6,700	193,228
UnitedHealth Group, Inc.	14,500	3,585,270

		8,051,020

Health Care Technology 0.0%
Computer Programs & Systems, Inc.	700	20,783
HealthStream, Inc.*	2,100	58,926
M3, Inc. (Japan)	900	15,142
Omnicell, Inc.*	2,500	202,100

		296,951

Hotels, Restaurants & Leisure 0.8%
Accor SA (France)	397	16,096
Aristocrat Leisure Ltd. (Australia)	1,224	21,304
Biglari Holdings, Inc. (Class B Stock)*	470	66,439
Bloomin’ Brands, Inc.	9,900	202,455
Brinker International, Inc.	500	22,190
Carnival PLC	392	19,257
Churchill Downs, Inc.	1,300	117,338
Compass Group PLC (United Kingdom)	3,501	82,296
Crown Resorts Ltd. (Australia)	727	5,944
Del Taco Restaurants, Inc.*	900	9,054
Dine Brands Global, Inc.	800	73,032
Domino’s Pizza Enterprises Ltd. (Australia)	160	4,922
Extended Stay America, Inc., UTS	26,200	470,290
Flight Centre Travel Group Ltd. (Australia)	111	3,312
Galaxy Entertainment Group Ltd. (Macau)	5,400	36,863
Genting Singapore Ltd. (Singapore)	14,700	11,312
GVC Holdings PLC (United Kingdom)	1,169	8,520
Hilton Grand Vacations, Inc.*	7,600	234,460
Hilton Worldwide Holdings, Inc.	7,500	623,325
InterContinental Hotels Group PLC (United Kingdom)	380	22,865
J Alexander’s Holdings, Inc.*	2,500	24,550
Marriott Vacations Worldwide Corp.	2,400	224,400
McDonald’s Holdings Co. Japan Ltd. (Japan)	100	4,624
Melco Resorts & Entertainment Ltd. (Hong Kong), ADR	538	12,153
Merlin Entertainments PLC (United Kingdom), 144A	1,793	8,022
MGM China Holdings Ltd. (Macau)	2,400	5,043
Norwegian Cruise Line Holdings Ltd.*	5,400	296,784

See Notes to Financial Statements.

30

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Oriental Land Co. Ltd. (Japan)	440	$50,014
Paddy Power Betfair PLC (Ireland)	194	14,979
Penn National Gaming, Inc.*	9,100	182,910
RCI Hospitality Holdings, Inc.	3,100	71,207
Royal Caribbean Cruises Ltd.	10,300	1,180,586
Sands China Ltd. (Macau)	5,600	28,222
Shangri-La Asia Ltd. (Hong Kong)	4,000	5,700
SJM Holdings Ltd. (Macau)	4,000	4,571
Sodexo SA (France)	193	21,266
Speedway Motorsports, Inc.	1,800	26,046
Starbucks Corp.	10,400	773,136
Tabcorp Holdings Ltd. (Australia)	4,066	13,339
TUI AG (Germany)	938	9,011
Whitbread PLC (United Kingdom)	424	28,058
Wynn Macau Ltd. (Macau)	3,300	7,806

		5,043,701

Household Durables 0.1%
Barratt Developments PLC (United Kingdom)	2,131	16,656
Berkeley Group Holdings PLC (United Kingdom)	257	12,352
Casio Computer Co. Ltd. (Japan)	400	5,217
Cavco Industries, Inc.*	110	12,928
Electrolux AB (Sweden) (Class B Stock)	571	14,694
Hooker Furniture Corp.	1,300	37,479
Husqvarna AB (Sweden) (Class B Stock)	847	6,931
Iida Group Holdings Co. Ltd. (Japan)	300	5,435
La-Z-Boy, Inc.	1,500	49,485
Meritage Homes Corp.*	600	26,826
Nikon Corp. (Japan)	700	9,885
Panasonic Corp. (Japan)	4,800	41,378
Persimmon PLC (United Kingdom)	698	19,761
Rinnai Corp. (Japan)	70	4,950
SEB SA (France)	55	9,266
Sekisui Chemical Co. Ltd. (Japan)	800	12,864
Sekisui House Ltd. (Japan)	1,400	23,164
Sharp Corp. (Japan)	480	5,295
Sony Corp. (Japan)	2,850	119,739
Taylor Wimpey PLC (United Kingdom)	6,977	15,962
Techtronic Industries Co. Ltd. (Hong Kong)	3,000	20,259
Tupperware Brands Corp.	6,500	166,270

		636,796

See Notes to Financial Statements.

PGIM Balanced Fund	31

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Household Products 0.7%
Essity AB (Sweden) (Class B Stock)	1,339	$38,661
Henkel AG & Co. KGaA (Germany)	222	21,136
Lion Corp. (Japan)	500	10,515
Pigeon Corp. (Japan)	300	12,304
Procter & Gamble Co. (The)	40,275	4,190,613
Reckitt Benckiser Group PLC (United Kingdom)	1,483	123,429
Unicharm Corp. (Japan)	900	29,829

		4,426,487

Independent Power & Renewable Electricity Producers 0.4%
AES Corp.	73,900	1,336,112
Clearway Energy, Inc. (Class A Stock)	2,900	42,166
Clearway Energy, Inc. (Class C Stock)	1,000	15,110
Electric Power Development Co. Ltd. (Japan)	300	7,306
Meridian Energy Ltd. (New Zealand)	2,829	8,064
NRG Energy, Inc.	33,100	1,406,088
Uniper SE (Germany)	467	14,087

		2,828,933

Industrial Conglomerates 1.0%
CK Hutchison Holdings Ltd. (Hong Kong)	5,857	61,616
DCC PLC (United Kingdom)	210	18,167
General Electric Co.	290,700	2,904,093
Honeywell International, Inc.	18,900	3,003,588
Jardine Matheson Holdings Ltd. (Hong Kong)	500	31,157
Jardine Strategic Holdings Ltd. (Hong Kong)	500	18,747
Keihan Holdings Co. Ltd. (Japan)	200	8,409
Keppel Corp. Ltd. (Singapore)	3,300	15,178
NWS Holdings Ltd. (Hong Kong)	3,900	8,557
Sembcorp Industries Ltd. (Singapore)	2,300	4,336
Siemens AG (Germany)	1,689	181,997
Smiths Group PLC (United Kingdom)	843	15,777
Toshiba Corp. (Japan)	1,470	46,777

		6,318,399

Insurance 1.3%
Admiral Group PLC (United Kingdom)	447	12,648
Aegon NV (Netherlands)	4,136	19,972
Aflac, Inc.	5,700	285,000
Ageas (Belgium)	416	20,068
AIA Group Ltd. (Hong Kong)	26,700	267,206
Allianz SE (Germany)	939	209,429

See Notes to Financial Statements.

32

Description	Shares	Value
COMMON STOCKS (Continued)

Insurance (cont’d.)
Allstate Corp. (The)	15,500	$1,459,790
American Equity Investment Life Holding Co.	6,400	172,928
Assicurazioni Generali SpA (Italy)	2,591	48,025
Aviva PLC (United Kingdom)	8,655	46,550
AXA SA (France)	4,282	107,933
Baloise Holding AG (Switzerland)	105	17,379
CNO Financial Group, Inc.	10,800	174,744
CNP Assurances (France)	354	7,791
Dai-ichi Life Holdings, Inc. (Japan)	2,427	33,731
Direct Line Insurance Group PLC (United Kingdom)	2,971	13,676
FBL Financial Group, Inc. (Class A Stock)	1,500	94,080
FedNat Holding Co.	600	9,624
Genworth Financial, Inc. (Class A Stock)*	35,700	136,731
Gjensidige Forsikring ASA (Norway)	423	7,313
Hannover Rueck SE (Germany)	137	19,709
Insurance Australia Group Ltd. (Australia)	5,323	28,985
Japan Post Holdings Co. Ltd. (Japan)	3,600	42,129
Legal & General Group PLC (United Kingdom)	13,158	47,266
Lincoln National Corp.	7,200	422,640
Mapfre SA (Spain)	2,259	6,230
Medibank Private Ltd. (Australia)	5,681	11,124
MetLife, Inc.	52,300	2,226,411
MS&AD Insurance Group Holdings, Inc. (Japan)	1,090	33,129
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	330	78,184
National General Holdings Corp.	7,900	187,467
National Western Life Group, Inc. (Class A Stock)	110	28,872
NN Group NV (Netherlands)	678	28,209
Poste Italiane SpA (Italy), 144A	1,294	12,602
Protective Insurance Corp. (Class B Stock)	700	12,964
Prudential PLC (United Kingdom)	5,722	114,656
QBE Insurance Group Ltd. (Australia)	2,888	25,231
RSA Insurance Group PLC (United Kingdom)	2,222	14,714
Sampo OYJ (Finland) (Class A Stock)	989	44,900
SCOR SE (France)	362	15,434
Sompo Holdings, Inc. (Japan)	695	25,685
Sony Financial Holdings, Inc. (Japan)	400	7,527
Suncorp Group Ltd. (Australia)	2,988	29,218
Swiss Life Holding AG (Switzerland)*	79	34,889
Swiss Re AG (Switzerland)	673	65,829
T&D Holdings, Inc. (Japan)	1,200	12,593
Tokio Marine Holdings, Inc. (Japan)	1,470	71,139
Tryg A/S (Denmark)	242	6,644

See Notes to Financial Statements.

PGIM Balanced Fund	33

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Insurance (cont’d.)
Unum Group	52,300	$1,769,309
Zurich Insurance Group AG (Switzerland)	334	110,758

		8,679,065

Interactive Media & Services 2.9%
Alphabet, Inc. (Class A Stock)*	3,900	4,589,871
Alphabet, Inc. (Class C Stock)*	5,815	6,822,798
Auto Trader Group PLC (United Kingdom), 144A	1,940	13,188
Facebook, Inc. (Class A Stock)*	41,000	6,834,290
Kakaku.com, Inc. (Japan)	300	5,762
LINE Corp. (Japan)*	200	7,056
REA Group Ltd. (Australia)	112	5,935
Yahoo Japan Corp. (Japan)	6,056	14,843
Yelp, Inc.*	5,700	196,650

		18,490,393

Internet & Direct Marketing Retail 2.3%
1-800-Flowers.com, Inc. (Class A Stock)*	7,100	129,433
Amazon.com, Inc.*	3,700	6,588,775
Booking Holdings, Inc.*	1,490	2,599,916
Delivery Hero SE (Germany), 144A*	186	6,729
eBay, Inc.	67,400	2,503,236
Expedia Group, Inc.	13,800	1,642,200
Liberty Expedia Holdings, Inc. (Class A Stock)*	1,000	42,800
Qurate Retail, Inc.*	60,600	968,388
Rakuten, Inc. (Japan)	1,910	18,104
Zalando SE (Germany), 144A*	238	9,296
ZOZO, Inc. (Japan)	500	9,415

		14,518,292

IT Services 2.4%
Accenture PLC (Class A Stock)	15,800	2,781,116
Adyen NV (Netherlands), 144A*	23	18,079
Amadeus IT Group SA (Spain)	969	77,723
Atos SE (France)	217	20,956
Automatic Data Processing, Inc.	4,300	686,882
Booz Allen Hamilton Holding Corp.	19,800	1,151,172
CACI International, Inc. (Class A Stock)*	1,500	273,030
Capgemini SE (France)	350	42,493
Cognizant Technology Solutions Corp. (Class A Stock)	32,000	2,318,400
Computershare Ltd. (Australia)	1,108	13,416
DXC Technology Co.	28,800	1,852,128

See Notes to Financial Statements.

34

Description	Shares	Value
COMMON STOCKS (Continued)

IT Services (cont’d.)
Endurance International Group Holdings, Inc.*	7,100	$51,475
Fidelity National Information Services, Inc.	14,200	1,606,020
Fujitsu Ltd. (Japan)	430	31,019
International Business Machines Corp.	24,600	3,471,060
MAXIMUS, Inc.	2,200	156,156
Nomura Research Institute Ltd. (Japan)	202	9,185
NTT Data Corp. (Japan)	1,345	14,839
Obic Co. Ltd. (Japan)	140	14,108
Otsuka Corp. (Japan)	220	8,211
Perspecta, Inc.	800	16,176
Presidio, Inc.	9,800	145,040
Science Applications International Corp.	1,400	107,730
Sykes Enterprises, Inc.*	2,200	62,216
Virtusa Corp.*	2,600	138,970
Visa, Inc. (Class A Stock)(a)	3,200	499,808
Wirecard AG (Germany)	255	32,202
Wix.com Ltd. (Israel)*	94	11,358

		15,610,968

Leisure Products 0.0%
Bandai Namco Holdings, Inc. (Japan)	400	18,754
Johnson Outdoors, Inc. (Class A Stock)	1,000	71,360
Malibu Boats, Inc. (Class A Stock)*	1,500	59,370
MasterCraft Boat Holdings, Inc.*	1,100	24,827
Sankyo Co. Ltd. (Japan)	50	1,907
Sega Sammy Holdings, Inc. (Japan)	400	4,712
Shimano, Inc. (Japan)	150	24,403
Yamaha Corp. (Japan)	300	14,991

		220,324

Life Sciences Tools & Services 1.0%
Charles River Laboratories International, Inc.*	4,600	668,150
Eurofins Scientific SE (Luxembourg)	27	11,197
IQVIA Holdings, Inc.*	13,600	1,956,360
Lonza Group AG (Switzerland)*	165	51,365
Medpace Holdings, Inc.*	3,900	229,983
PRA Health Sciences, Inc.*	11,000	1,213,190
QIAGEN NV*	493	20,016
Sartorius Stedim Biotech (France)	60	7,613
Syneos Health, Inc.*	3,200	165,632
Thermo Fisher Scientific, Inc.	7,600	2,080,272

		6,403,778

See Notes to Financial Statements.

PGIM Balanced Fund	35

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Machinery 0.7%
Alfa Laval AB (Sweden)	631	$14,510
Alstom SA (France)	373	16,198
Altra Industrial Motion Corp.	1,800	55,890
Amada Holdings Co. Ltd. (Japan)	700	6,929
ANDRITZ AG (Austria)	159	6,828
Atlas Copco AB (Sweden) (Class A Stock)	1,482	39,857
Atlas Copco AB (Sweden) (Class B Stock)	831	20,606
Caterpillar, Inc.	2,500	338,725
CNH Industrial NV (United Kingdom)	2,168	22,081
Commercial Vehicle Group, Inc.*	7,000	53,690
Cummins, Inc.	4,700	741,989
Daifuku Co. Ltd. (Japan)	220	11,483
Epiroc AB (Sweden) (Class A Stock)*	1,556	15,707
Epiroc AB (Sweden) (Class B Stock)*	789	7,556
FANUC Corp. (Japan)	430	73,393
Federal Signal Corp.	3,400	88,366
GEA Group AG (Germany)	369	9,684
Global Brass & Copper Holdings, Inc.	5,700	196,308
Harsco Corp.*	3,200	64,512
Hillenbrand, Inc.	900	37,377
Hino Motors Ltd. (Japan)	500	4,209
Hitachi Construction Machinery Co. Ltd. (Japan)	300	7,976
Hoshizaki Corp. (Japan)	120	7,440
IHI Corp. (Japan)	320	7,693
JTEKT Corp. (Japan)	400	4,924
Kawasaki Heavy Industries Ltd. (Japan)	360	8,879
Kennametal, Inc.	1,800	66,150
KION Group AG (Germany)	175	9,165
Komatsu Ltd. (Japan)	2,100	48,850
Kone OYJ (Finland) (Class B Stock)	748	37,750
Kubota Corp. (Japan)	2,200	31,888
Kurita Water Industries Ltd. (Japan)	200	5,108
LB Foster Co. (Class A Stock)*	2,000	37,640
Makita Corp. (Japan)	450	15,687
Meritor, Inc.*	9,500	193,325
Metso OYJ (Finland)	227	7,819
Milacron Holdings Corp.*	9,100	103,012
MINEBEA MITSUMI, Inc. (Japan)	800	12,040
MISUMI Group, Inc. (Japan)	600	14,956
Mitsubishi Heavy Industries Ltd. (Japan)	700	29,070
Mueller Industries, Inc.	6,100	191,174
Nabtesco Corp. (Japan)	300	8,746
Navistar International Corp.*	3,400	109,820
NGK Insulators Ltd. (Japan)	600	8,725

See Notes to Financial Statements.

36

Description	Shares	Value
COMMON STOCKS (Continued)

Machinery (cont’d.)
NSK Ltd. (Japan)	800	$7,492
Oshkosh Corp.	5,900	443,267
PACCAR, Inc.	12,500	851,750
Park-Ohio Holdings Corp.	1,300	42,094
Pentair PLC	6,400	284,864
Rexnord Corp.*	900	22,626
Sandvik AB (Sweden)	2,471	40,259
Schindler Holding AG (Switzerland)	49	10,159
Schindler Holding AG (Switzerland), (Part. Cert.)	96	19,945
SKF AB (Sweden) (Class B Stock)	905	15,050
SMC Corp. (Japan)	120	45,130
SPX FLOW, Inc.*	200	6,380
Sumitomo Heavy Industries Ltd. (Japan)	240	7,778
THK Co. Ltd. (Japan)	250	6,193
TriMas Corp.*	800	24,184
Volvo AB (Sweden) (Class B Stock)	3,407	52,863
Wabash National Corp.	4,600	62,330
Wartsila OYJ Abp (Finland)	945	15,266
Weir Group PLC (The) (United Kingdom)	598	12,146
Yangzijiang Shipbuilding Holdings Ltd. (China)	4,800	5,325

		4,768,836

Marine 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	8	9,683
AP Moller - Maersk A/S (Denmark) (Class B Stock)	14	17,769
Kuehne + Nagel International AG (Switzerland)	125	17,147
Mitsui OSK Lines Ltd. (Japan)	220	4,731
Nippon Yusen KK (Japan)	290	4,248

		53,578

Media 0.4%
Axel Springer SE (Germany)	94	4,860
Comcast Corp. (Class A Stock)	49,400	1,975,012
CyberAgent, Inc. (Japan)	250	10,184
Dentsu, Inc. (Japan)	500	21,126
Eutelsat Communications SA (France)	377	6,604
Hakuhodo DY Holdings, Inc. (Japan)	560	9,004
Informa PLC (United Kingdom)	2,884	27,973
ITV PLC (United Kingdom)	7,715	12,790
JCDecaux SA (France)	176	5,372
Liberty Latin America Ltd. (Chile) (Class A Stock)*	700	13,538
Liberty Latin America Ltd. (Chile) (Class C Stock)*	1,800	35,010
Nexstar Media Group, Inc. (Class A Stock)	500	54,185

See Notes to Financial Statements.

PGIM Balanced Fund	37

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Media (cont’d.)
Pearson PLC (United Kingdom)	1,784	$19,431
ProSiebenSat.1 Media SE (Germany)	540	7,721
Publicis Groupe SA (France)	476	25,513
RTL Group SA (Luxembourg)	99	5,411
Schibsted ASA (Norway) (Class B Stock)	259	9,285
SES SA (Luxembourg)	847	13,187
Singapore Press Holdings Ltd. (Singapore)	4,100	7,299
TEGNA, Inc.	29,800	420,180
Telenet Group Holding NV (Belgium)	110	5,294
WideOpenWest, Inc.*	10,600	96,460
WPP PLC (United Kingdom)	2,834	29,975

		2,815,414

Metals & Mining 0.4%
Alcoa Corp.*	200	5,632
Alumina Ltd. (Australia)	5,441	9,369
Anglo American PLC (South Africa)	2,328	62,446
Antofagasta PLC (Chile)	866	10,917
ArcelorMittal (Luxembourg)	1,466	29,843
BHP Group Ltd. (Australia)	6,503	177,771
BHP Group PLC (Australia)	4,663	112,381
BlueScope Steel Ltd. (Australia)	1,295	12,864
Boliden AB (Sweden)	582	16,597
Fortescue Metals Group Ltd. (Australia)	3,315	16,771
Fresnillo PLC (Mexico)	581	6,585
Glencore PLC (Switzerland)*	25,089	104,159
Hitachi Metals Ltd. (Japan)	600	6,974
JFE Holdings, Inc. (Japan)	1,100	18,672
Kobe Steel Ltd. (Japan)	610	4,580
Maruichi Steel Tube Ltd. (Japan)	100	2,912
Materion Corp.	1,300	74,178
Mitsubishi Materials Corp. (Japan)	210	5,535
Newcrest Mining Ltd. (Australia)	1,739	31,413
Nippon Steel Corp. (Japan)	1,817	32,092
Norsk Hydro ASA (Norway)	2,864	11,623
Olympic Steel, Inc.	1,700	26,979
Rio Tinto Ltd. (Australia)	819	56,995
Rio Tinto PLC (Australia)	2,564	149,404
Ryerson Holding Corp.*	3,200	27,392
South32 Ltd. (Australia)	11,699	30,895
Steel Dynamics, Inc.	40,200	1,417,854
Sumitomo Metal Mining Co. Ltd. (Japan)	500	14,761
SunCoke Energy, Inc.*	10,500	89,145

See Notes to Financial Statements.

38

Description	Shares	Value
COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
thyssenkrupp AG (Germany)	928	$12,795
voestalpine AG (Austria)	244	7,443

		2,586,977

Mortgage Real Estate Investment Trusts (REITs) 0.1%
AG Mortgage Investment Trust, Inc.	4,000	67,360
Exantas Capital Corp.	5,450	57,934
Great Ajax Corp.	1,000	13,740
Ladder Capital Corp.	12,511	212,937
Two Harbors Investment Corp.	23,900	323,367
Western Asset Mortgage Capital Corp.	17,200	175,956

		851,294

Multiline Retail 0.3%
Big Lots, Inc.	6,100	231,922
Harvey Norman Holdings Ltd. (Australia)	1,203	3,436
Isetan Mitsukoshi Holdings Ltd. (Japan)	700	7,075
J Front Retailing Co. Ltd. (Japan)	450	5,358
Kohl’s Corp.	7,100	488,267
Macy’s, Inc.	44,900	1,078,947
Marks & Spencer Group PLC (United Kingdom)	3,589	13,024
Marui Group Co. Ltd. (Japan)	400	8,085
Next PLC (United Kingdom)	316	22,969
Pan Pacific International Holdings Corp. (Japan)	300	19,915
Ryohin Keikaku Co. Ltd. (Japan)	50	12,667
Takashimaya Co. Ltd. (Japan)	300	3,997
Wesfarmers Ltd. (Australia)	2,556	62,915

		1,958,577

Multi-Utilities 0.5%
AGL Energy Ltd. (Australia)	1,436	22,189
CenterPoint Energy, Inc.	11,100	340,770
Centrica PLC (United Kingdom)	13,213	19,662
Dominion Energy, Inc.	24,300	1,862,838
E.ON SE (Germany)	4,859	54,036
Engie SA (France)	4,104	61,189
Innogy SE (Germany), 144A	330	15,252
MDU Resources Group, Inc.	23,200	599,256
National Grid PLC (United Kingdom)	7,503	83,178
RWE AG (Germany)	1,144	30,684

See Notes to Financial Statements.

PGIM Balanced Fund	39

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Multi-Utilities (cont’d.)
Suez (France)	794	$10,521
Veolia Environnement SA (France)	1,233	27,590

		3,127,165

Oil, Gas & Consumable Fuels 3.2%
Adams Resources & Energy, Inc.	300	11,718
Aker BP ASA (Norway)	219	7,829
Arch Coal, Inc. (Class A Stock)	1,200	109,524
BP PLC (United Kingdom)	45,132	328,625
Caltex Australia Ltd. (Australia)	578	10,762
Carrizo Oil & Gas, Inc.*	1,500	18,705
Chevron Corp.	39,500	4,865,610
ConocoPhillips	4,300	286,982
CONSOL Energy, Inc.*	5,400	184,788
CVR Energy, Inc.	2,200	90,640
Delek US Holdings, Inc.	1,300	47,346
Earthstone Energy, Inc. (Class A Stock)*	8,800	62,304
Enagas SA (Spain)	479	13,946
Eni SpA (Italy)	5,616	99,411
Equinor ASA (Norway)	2,636	57,798
Evolution Petroleum Corp.	3,100	20,925
Exxon Mobil Corp.	71,254	5,757,323
Galp Energia SGPS SA (Portugal)	1,079	17,310
Idemitsu Kosan Co. Ltd. (Japan)	464	15,470
Inpex Corp. (Japan)	2,281	21,600
JXTG Holdings, Inc. (Japan)	7,085	32,311
Kinder Morgan, Inc.	113,100	2,263,131
Koninklijke Vopak NV (Netherlands)	181	8,669
Lundin Petroleum AB (Sweden)	399	13,545
Marathon Petroleum Corp.	32,300	1,933,155
Neste OYJ (Finland)	294	31,373
Oil Search Ltd. (Australia)	2,929	16,270
OMV AG (Austria)	354	19,225
Origin Energy Ltd. (Australia)	3,746	19,075
Phillips 66	21,700	2,065,189
Repsol SA (Spain)	3,095	53,039
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	9,981	313,827
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	8,309	262,879
Santos Ltd. (Australia)	3,771	18,217
Snam SpA (Italy)	4,905	25,225
Talos Energy, Inc.*	600	15,936
TOTAL SA (France)	5,357	297,908
Valero Energy Corp.	14,300	1,213,069
Washington H Soul Pattinson & Co. Ltd. (Australia)	233	4,357

See Notes to Financial Statements.

40

Description	Shares	Value
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Woodside Petroleum Ltd. (Australia)	2,119	$52,001
World Fuel Services Corp.	8,100	234,009

		20,921,026

Paper & Forest Products 0.0%
Mondi PLC (United Kingdom)	822	18,204
Oji Holdings Corp. (Japan)	1,900	11,801
Stora Enso OYJ (Finland) (Class R Stock)	1,173	14,361
UPM-Kymmene OYJ (Finland)	1,196	34,963

		79,329

Personal Products 0.2%
Beiersdorf AG (Germany)	237	24,662
Edgewell Personal Care Co.*	3,300	144,837
Kao Corp. (Japan)	1,100	86,806
Kobayashi Pharmaceutical Co. Ltd. (Japan)	100	8,447
Kose Corp. (Japan)	80	14,710
L’Oreal SA (France)	557	150,062
Pola Orbis Holdings, Inc. (Japan)	200	6,382
Shiseido Co. Ltd. (Japan)	800	57,773
Unilever NV (United Kingdom), CVA	3,407	198,312
Unilever PLC (United Kingdom)	2,444	140,185
USANA Health Sciences, Inc.*	1,700	142,579

		974,755

Pharmaceuticals 2.5%
Allergan PLC	9,600	1,405,536
Astellas Pharma, Inc. (Japan)	4,200	63,062
AstraZeneca PLC (United Kingdom)	2,811	223,957
Bayer AG (Germany)	2,059	133,229
Bristol-Myers Squibb Co.	19,300	920,803
Chugai Pharmaceutical Co. Ltd. (Japan)	500	34,608
Daiichi Sankyo Co. Ltd. (Japan)	1,300	61,405
Eisai Co. Ltd. (Japan)	550	30,939
GlaxoSmithKline PLC (United Kingdom)	11,006	228,744
H. Lundbeck A/S (Denmark)	170	7,357
Hisamitsu Pharmaceutical Co., Inc. (Japan)	100	4,601
Horizon Pharma PLC*	11,300	298,659
Ipsen SA (France)	80	10,979
Johnson & Johnson	42,600	5,955,054
Kyowa Hakko Kirin Co. Ltd. (Japan)	600	13,106
Mallinckrodt PLC*	8,900	193,486

See Notes to Financial Statements.

PGIM Balanced Fund	41

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
Merck & Co., Inc.	55,500	$4,615,935
Merck KGaA (Germany)	285	32,540
Mitsubishi Tanabe Pharma Corp. (Japan)	500	6,687
Novartis AG (Switzerland)	4,810	463,416
Novo Nordisk A/S (Denmark) (Class B Stock)	4,011	210,552
Ono Pharmaceutical Co. Ltd. (Japan)	900	17,652
Orion OYJ (Finland) (Class B Stock)	214	8,027
Otsuka Holdings Co. Ltd. (Japan)	880	34,583
Pfizer, Inc.	8,919	378,790
Prestige Consumer Healthcare, Inc.*	4,300	128,613
Recordati SpA (Italy)	231	9,002
Roche Holding AG (Switzerland)	1,559	430,714
Sanofi (France)	2,500	221,164
Santen Pharmaceutical Co. Ltd. (Japan)	850	12,673
Shionogi & Co. Ltd. (Japan)	600	37,224
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	400	9,908
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	60	5,721
Takeda Pharmaceutical Co. Ltd. (Japan)	3,267	132,831
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	2,156	33,806
UCB SA (Belgium)	293	25,177
Vifor Pharma AG (Switzerland)	104	14,067

		16,414,607

Professional Services 0.2%
Adecco Group AG (Switzerland)	367	19,588
ASGN, Inc.*	500	31,745
Bureau Veritas SA (France)	573	13,461
Experian PLC (United Kingdom)	2,009	54,459
Heidrick & Struggles International, Inc.	1,500	57,495
Insperity, Inc.	2,500	309,150
Intertek Group PLC (United Kingdom)	361	22,864
Kforce, Inc.	1,200	42,144
Korn Ferry	4,600	205,988
Persol Holdings Co. Ltd. (Japan)	400	6,488
Randstad NV (Netherlands)	272	13,291
Recruit Holdings Co. Ltd. (Japan)	2,500	71,496
RELX PLC (United Kingdom)	4,347	93,005
Robert Half International, Inc.	3,600	234,576
SEEK Ltd. (Australia)	710	8,834
SGS SA (Switzerland)	12	29,876
Teleperformance (France)	123	22,145

See Notes to Financial Statements.

42

Description	Shares	Value
COMMON STOCKS (Continued)

Professional Services (cont’d.)
TriNet Group, Inc.*	1,100	$65,714
Wolters Kluwer NV (Netherlands)	621	42,336

		1,344,655

Real Estate Management & Development 0.5%
Aeon Mall Co. Ltd. (Japan)	220	3,616
Aroundtown SA (Germany)	1,671	13,807
Azrieli Group Ltd. (Israel)	117	6,930
CapitaLand Ltd. (Singapore)	5,600	15,107
CBRE Group, Inc. (Class A Stock)*	42,100	2,081,845
City Developments Ltd. (Singapore)	800	5,351
CK Asset Holdings Ltd. (Hong Kong)	5,857	52,090
Daito Trust Construction Co. Ltd. (Japan)	150	20,887
Daiwa House Industry Co. Ltd. (Japan)	1,300	41,316
Deutsche Wohnen SE (Germany)	798	38,758
Hang Lung Group Ltd. (Hong Kong)	2,000	6,435
Hang Lung Properties Ltd. (Hong Kong)	4,000	9,780
Henderson Land Development Co. Ltd. (Hong Kong)	3,029	19,304
HFF, Inc. (Class A Stock)	3,800	181,450
Hongkong Land Holdings Ltd. (Hong Kong)	2,500	17,800
Hulic Co. Ltd. (Japan)	700	6,862
Hysan Development Co. Ltd. (Hong Kong)	1,400	7,511
Kerry Properties Ltd. (Hong Kong)	1,500	6,730
Lendlease Group (Australia)	1,350	11,867
Marcus & Millichap, Inc.*	1,800	73,314
Mitsubishi Estate Co. Ltd. (Japan)	2,600	47,136
Mitsui Fudosan Co. Ltd. (Japan)	2,000	50,396
New World Development Co. Ltd. (Hong Kong)	13,800	22,910
Newmark Group, Inc. (Class A Stock)	14,900	124,266
Nomura Real Estate Holdings, Inc. (Japan)	300	5,761
RMR Group, Inc. (The) (Class A Stock)	1,200	73,176
Sino Land Co. Ltd. (Hong Kong)	7,300	14,152
Sumitomo Realty & Development Co. Ltd. (Japan)	790	32,736
Sun Hung Kai Properties Ltd. (Hong Kong)	3,400	58,424
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,000	12,908
Swire Properties Ltd. (Hong Kong)	2,600	11,182
Swiss Prime Site AG (Switzerland)*	177	15,527
Tokyu Fudosan Holdings Corp. (Japan)	1,300	7,779
UOL Group Ltd. (Singapore)	1,054	5,416
Vonovia SE (Germany)	1,087	56,449
Wharf Holdings Ltd. (The) (Hong Kong)	3,400	10,282

See Notes to Financial Statements.

PGIM Balanced Fund	43

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Real Estate Management & Development (cont’d.)
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	2,400	$17,900
Wheelock & Co. Ltd. (Hong Kong)	1,400	10,268

		3,197,428

Road & Rail 0.9%
Aurizon Holdings Ltd. (Australia)	4,640	14,992
Avis Budget Group, Inc.*	1,300	45,318
Central Japan Railway Co. (Japan)	310	71,992
ComfortDelGro Corp. Ltd. (Singapore)	4,300	8,166
Covenant Transportation Group, Inc. (Class A Stock)*	4,100	77,818
CSX Corp.	34,800	2,603,736
DSV A/S (Denmark)	423	35,052
East Japan Railway Co. (Japan)	670	64,633
Hankyu Hanshin Holdings, Inc. (Japan)	550	20,613
Keikyu Corp. (Japan)	500	8,482
Keio Corp. (Japan)	220	14,208
Keisei Electric Railway Co. Ltd. (Japan)	300	10,895
Kintetsu Group Holdings Co. Ltd. (Japan)	410	19,094
Kyushu Railway Co. (Japan)	400	13,155
MTR Corp. Ltd. (Hong Kong)	3,500	21,681
Nagoya Railroad Co. Ltd. (Japan)	400	11,069
Nippon Express Co. Ltd. (Japan)	160	8,910
Norfolk Southern Corp.	15,000	2,803,350
Odakyu Electric Railway Co. Ltd. (Japan)	650	15,748
Seibu Holdings, Inc. (Japan)	500	8,752
Tobu Railway Co. Ltd. (Japan)	380	10,969
Tokyu Corp. (Japan)	1,150	20,085
USA Truck, Inc.*	1,500	21,660
West Japan Railway Co. (Japan)	400	30,115

		5,960,493

Semiconductors & Semiconductor Equipment 1.8%
Amkor Technology, Inc.*	11,100	94,794
ASM Pacific Technology Ltd. (Hong Kong)	600	6,734
ASML Holding NV (Netherlands)	905	170,443
Broadcom, Inc.	1,700	511,207
Cabot Microelectronics Corp.	900	100,764
Cirrus Logic, Inc.*	2,700	113,589
Diodes, Inc.*	5,300	183,910
Disco Corp. (Japan)	60	8,551
Infineon Technologies AG (Germany)	2,522	50,205
Intel Corp.	99,300	5,332,410
NXP Semiconductors NV (Netherlands)	5,560	491,449

See Notes to Financial Statements.

44

Description	Shares	Value
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
Qorvo, Inc.*	14,000	$1,004,220
Renesas Electronics Corp. (Japan)*	1,700	7,863
Rohm Co. Ltd. (Japan)	200	12,478
SMART Global Holdings, Inc.*	5,500	105,600
STMicroelectronics NV (Switzerland)	1,578	23,438
SUMCO Corp. (Japan)	500	5,567
Synaptics, Inc.*	1,600	63,600
Tokyo Electron Ltd. (Japan)	345	49,897
Versum Materials, Inc.	36,400	1,831,284
Xilinx, Inc.	10,000	1,267,900

		11,435,903

Software 4.0%
Adobe, Inc.*	8,500	2,265,165
Altair Engineering, Inc. (Class A Stock)*	2,600	95,706
Check Point Software Technologies Ltd. (Israel)*	270	34,152
Cision Ltd.*	13,100	180,387
CommVault Systems, Inc.*	3,300	213,642
Dassault Systemes SE (France)	292	43,619
Envestnet, Inc.*	3,200	209,248
Intuit, Inc.	8,100	2,117,421
j2 Global, Inc.	2,800	242,480
Micro Focus International PLC (United Kingdom)	994	25,902
Microsoft Corp.	116,213	13,706,161
Monotype Imaging Holdings, Inc.	6,300	125,307
Nice Ltd. (Israel)*	136	16,116
Nuance Communications, Inc.*	31,200	528,216
Oracle Corp.	70,700	3,797,297
Oracle Corp. (Japan)	90	6,040
Paylocity Holding Corp.*	2,300	205,137
Progress Software Corp.	5,500	244,035
QAD, Inc. (Class A Stock)	400	17,228
Sage Group PLC (The) (United Kingdom)	2,328	21,276
SAP SE (Germany)	2,181	252,493
SPS Commerce, Inc.*	2,500	265,150
SS&C Technologies Holdings, Inc.	4,900	312,081
Synopsys, Inc.*	7,400	852,110
Temenos AG (Switzerland)*	129	19,089
Trend Micro, Inc. (Japan)	230	11,184
Verint Systems, Inc.*	4,500	269,370

		26,076,012

See Notes to Financial Statements.

PGIM Balanced Fund	45

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail 1.0%
ABC-Mart, Inc. (Japan)	60	$3,568
Asbury Automotive Group, Inc.*	2,800	194,208
AutoNation, Inc.*(a)	15,600	557,232
Dick’s Sporting Goods, Inc.	3,800	139,878
DSW, Inc. (Class A Stock)	7,300	162,206
Dufry AG (Switzerland)*	68	7,147
Fast Retailing Co. Ltd. (Japan)	125	58,805
Foot Locker, Inc.	22,400	1,357,440
Gap, Inc. (The)	2,500	65,450
Genesco, Inc.*	500	22,775
Group 1 Automotive, Inc.	1,200	77,640
Hennes & Mauritz AB (Sweden) (Class B Stock)	2,007	33,450
Hikari Tsushin, Inc. (Japan)	50	9,477
Industria de Diseno Textil SA (Spain)	2,444	71,931
J. Jill, Inc.	9,200	50,508
Kingfisher PLC (United Kingdom)	4,568	13,996
Lithia Motors, Inc. (Class A Stock)	900	83,475
Lowe’s Cos., Inc.	8,300	908,601
Michaels Cos., Inc. (The)*	50,800	580,136
Murphy USA, Inc.*	400	34,248
Nitori Holdings Co. Ltd. (Japan)	180	23,249
Office Depot, Inc.	19,300	70,059
Sally Beauty Holdings, Inc.*	6,800	125,188
Shimamura Co. Ltd. (Japan)	50	4,222
Sonic Automotive, Inc. (Class A Stock)	3,800	56,278
TJX Cos., Inc. (The)	21,700	1,154,657
Urban Outfitters, Inc.*	21,600	640,224
USS Co. Ltd. (Japan)	500	9,276
Yamada Denki Co. Ltd. (Japan)	1,360	6,701

		6,522,025

Technology Hardware, Storage & Peripherals 2.0%
Apple, Inc.	48,000	9,117,600
Brother Industries Ltd. (Japan)	500	9,253
Canon, Inc. (Japan)	2,250	65,239
Dell Technologies, Inc. (Class C Stock)*	5,814	341,224
Diebold Nixdorf, Inc.	14,400	159,408
FUJIFILM Holdings Corp. (Japan)	850	38,666
Hewlett Packard Enterprise Co.	88,500	1,365,555
HP, Inc.	100,300	1,948,829
Konica Minolta, Inc. (Japan)	1,100	10,839
NEC Corp. (Japan)	610	20,658

See Notes to Financial Statements.

46

Description	Shares	Value
COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals (cont’d.)
Ricoh Co. Ltd. (Japan)	1,600	$16,727
Seiko Epson Corp. (Japan)	600	9,179

		13,103,177

Textiles, Apparel & Luxury Goods 0.4%
adidas AG (Germany)	398	96,922
Asics Corp. (Japan)	300	4,019
Burberry Group PLC (United Kingdom)	891	22,692
Cie Financiere Richemont SA (Switzerland)	1,152	83,969
Deckers Outdoor Corp.*	1,500	220,485
EssilorLuxottica SA (France)	636	69,489
Hermes International (France)	69	45,608
HUGO BOSS AG (Germany)	142	9,711
Kering SA (France)	167	95,965
LVMH Moet Hennessy Louis Vuitton SE (France)	617	227,143
Moncler SpA (Italy)	409	16,516
Movado Group, Inc.	3,100	112,778
NIKE, Inc. (Class B Stock)	4,100	345,261
Pandora A/S (Denmark)	256	11,977
Puma SE (Germany)	17	9,873
Swatch Group AG (The) (Switzerland)	66	18,903
Swatch Group AG (The) (Switzerland)	123	6,820
Tapestry, Inc.	31,000	1,007,190
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,500	5,168

		2,410,489

Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.*	5,600	243,320
Federal Agricultural Mortgage Corp. (Class C Stock)	700	50,701
MGIC Investment Corp.*	19,200	253,248
Radian Group, Inc.	12,400	257,176
Sterling Bancorp, Inc.	3,400	34,476
Walker & Dunlop, Inc.	900	45,819

		884,740

Tobacco 0.8%
Altria Group, Inc.	45,000	2,584,350
British American Tobacco PLC (United Kingdom)	5,064	211,041
Imperial Brands PLC (United Kingdom)	2,137	73,104
Japan Tobacco, Inc. (Japan)	2,473	61,296
Philip Morris International, Inc.	24,200	2,139,038

See Notes to Financial Statements.

PGIM Balanced Fund	47

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Tobacco (cont’d.)
Swedish Match AB (Sweden)	412	$21,015
Universal Corp.	800	46,104

		5,135,948

Trading Companies & Distributors 0.4%
AerCap Holdings NV (Ireland)*	261	12,147
Ashtead Group PLC (United Kingdom)	1,042	25,172
BMC Stock Holdings, Inc.*	9,400	166,098
Brenntag AG (Germany)	347	17,909
Bunzl PLC (United Kingdom)	780	25,735
Ferguson PLC	512	32,633
Foundation Building Materials, Inc.*	1,500	14,760
GMS, Inc.*	4,200	63,504
ITOCHU Corp. (Japan)	3,000	54,306
Marubeni Corp. (Japan)	3,500	24,209
Mitsubishi Corp. (Japan)	3,000	83,360
Mitsui & Co. Ltd. (Japan)	3,700	57,495
MonotaRO Co. Ltd. (Japan)	300	6,678
Rexel SA (France)	666	7,515
Rush Enterprises, Inc. (Class A Stock)	400	16,724
Sumitomo Corp. (Japan)	2,500	34,593
Toyota Tsusho Corp. (Japan)	450	14,667
United Rentals, Inc.*	1,400	159,950
Veritiv Corp.*	3,100	81,592
WESCO International, Inc.*	27,600	1,463,076

		2,362,123

Transportation Infrastructure 0.1%
Aena SME SA (Spain), 144A	156	28,128
Aeroports de Paris (France)	63	12,205
Atlantia SpA (Italy)	1,143	29,671
Auckland International Airport Ltd. (New Zealand)	2,225	12,316
Fraport AG Frankfurt Airport Services Worldwide (Germany)	98	7,522
Getlink SE (France)	987	14,974
Japan Airport Terminal Co. Ltd. (Japan)	100	4,230
Kamigumi Co. Ltd. (Japan)	300	6,951
Macquarie Infrastructure Corp.	12,000	494,640
SATS Ltd. (Singapore)	1,300	4,911
Sydney Airport (Australia)	2,351	12,400
Transurban Group (Australia)	5,898	55,320

		683,268

See Notes to Financial Statements.

48

Description	Shares	Value
COMMON STOCKS (Continued)

Water Utilities 0.0%
Middlesex Water Co.	200	$11,198
Severn Trent PLC (United Kingdom)	504	12,973
SJW Group	3,000	185,220
United Utilities Group PLC (United Kingdom)	1,505	15,973

		225,364

Wireless Telecommunication Services 0.3%
1&1 Drillisch AG (Germany)	105	3,748
KDDI Corp. (Japan)	3,900	83,939
Millicom International Cellular SA (Colombia), SDR	146	8,891
NTT DOCOMO, Inc. (Japan)	3,004	66,571
Shenandoah Telecommunications Co.	4,800	212,928
Softbank Corp. (Japan)	3,700	41,630
SoftBank Group Corp. (Japan)	1,830	177,927
Tele2 AB (Sweden) (Class B Stock)	1,091	14,566
T-Mobile US, Inc.*	14,400	995,040
Vodafone Group PLC (United Kingdom)	58,985	107,609

		1,712,849

TOTAL COMMON STOCKS (cost $324,506,438)		391,277,400

EXCHANGE-TRADED FUND 0.1%
iShares MSCI EAFE ETF(a) (cost $830,929)	15,000	972,900

PREFERRED STOCKS 0.1%

Automobiles 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	122	8,038
Porsche Automobil Holding SE (Germany) (PRFC)	343	21,581
Volkswagen AG (Germany) (PRFC)	416	65,594

		95,213

Banks 0.0%
Citigroup Capital XIII 9.121%	3,000	82,050

Capital Markets 0.1%
State Street Corp. 5.350%	5,000	127,400

Chemicals 0.0%
FUCHS PETROLUB SE (Germany) (PRFC)	151	6,224

See Notes to Financial Statements.

PGIM Balanced Fund	49

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description			Shares	Value

PREFERRED STOCKS (Continued)

Health Care Equipment & Supplies 0.0%
Sartorius AG (Germany) (PRFC)			79	$13,588

Household Products 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)			393	40,140

TOTAL PREFERRED STOCKS (cost $324,670)				364,615

	Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES 6.1%

Automobiles 2.0%
AmeriCredit Automobile Receivables Trust, Series 2017-03, Class C	2.690%	06/19/23	170	169,543
Series 2017-04, Class C	2.600	09/18/23	300	298,375
Series 2018-01, Class C	3.500	01/18/24	300	304,000
Series 2019-01, Class B	3.130	02/18/25	100	100,774
Series 2019-01, Class C	3.360	02/18/25	200	201,836
Avis Budget Rental Car Funding AESOP LLC, Series 2015-01A, Class A, 144A	2.500	07/20/21	800	796,247
Series 2015-02A, Class A, 144A	2.630	12/20/21	400	397,872
Series 2018-01A, Class A, 144A	3.700	09/20/24	400	408,071
Series 2018-02A, Class A, 144A	4.000	03/20/25	300	307,092
Drive Auto Receivables Trust, Series 2018-01, Class B	2.880	02/15/22	236	235,944
Enterprise Fleet Financing LLC, Series 2016-02, Class A2, 144A	1.740	02/22/22	51	50,925
Series 2017-01, Class A2, 144A	2.130	07/20/22	213	212,209
Ford Credit Auto Owner Trust, Series 2017-01, Class A, 144A	2.620	08/15/28	1,100	1,092,967
Series 2017-02, Class A, 144A	2.360	03/15/29	500	491,765
Series 2018-02, Class A, 144A	3.470	01/15/30	500	508,734
Ford Credit Floorplan Master Owner Trust, Series 2017-03, Class A	2.480	09/15/24	700	695,093
Series 2018-02, Class A	3.170	03/15/25	2,100	2,130,776
GM Financial Consumer Automobile Receivables Trust, Series 2018-04, Class C	3.620	06/17/24	100	101,573
OneMain Direct Auto Receivables Trust, Series 2017-01A, Class A, 144A	2.160	10/15/20	154	154,265
Series 2017-02A, Class B, 144A	2.550	11/14/23	900	894,492
Series 2017-02A, Class C, 144A	2.820	07/15/24	200	198,890

See Notes to Financial Statements.

50

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
OneMain Direct Auto Receivables Trust, (cont’d.)
Series 2018-01A, Class A, 144A	3.430%		12/16/24	900	$909,556
Series 2019-01A, Class A, 144A	3.630		09/14/27	900	909,549
Santander Drive Auto Receivables Trust, Series 2018-01, Class C	2.960		03/15/24	200	200,133
Series 2018-02, Class C	3.350		07/17/23	170	170,820
Series 2018-05, Class C	3.810		12/16/24	400	405,969
World Omni Select Auto Trust, Series 2018-01A, Class B, 144A	3.680		07/15/23	370	376,145
Series 2018-01A, Class C, 144A	3.860		01/15/25	440	448,933

					13,172,548

Collateralized Loan Obligations 1.6%
ALM Ltd. (Cayman Islands), Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490%	4.277	(c)	10/15/28	250	250,187
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260%	4.039	(c)	07/16/29	250	248,775
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070%	3.753	(c)	05/17/31	1,000	981,507
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.430%	4.191	(c)	10/20/29	250	250,052
Carlyle Global Market Strategies CLO Ltd., Series 2012-04A, Class AR, 144A, 3 Month LIBOR + 1.450%	4.211	(c)	01/20/29	250	250,143
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320%	3.876	(c)	01/20/32	750	749,909
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230%	3.991	(c)	04/20/31	250	248,998
Cent CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030%	3.781	(c)	04/30/31	1,000	986,160
OZLM Ltd. (Cayman Islands), Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	4.251	(c)	01/20/29	750	750,602

See Notes to Financial Statements.

PGIM Balanced Fund	51

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
OZLM Ltd. (Cayman Islands), (cont’d.)
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050%	3.811	%(c)	04/20/31	1,500	$1,479,484
Shackleton CLO Ltd. (Cayman Islands), Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170%	3.957	(c)	07/15/31	500	494,197
Sound Point CLO Ltd. (Cayman Islands), Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250%	3.532	(c)	10/23/31	750	746,529
TIAA CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200%	3.961	(c)	07/20/31	250	247,625
TICP CLO Ltd. (Cayman Islands), Series 2016-06A, Class A, 144A, 3 Month LIBOR + 1.550%	4.337	(c)	01/15/29	500	500,273
Trinitas CLO Ltd. (Cayman Islands), Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180%	3.960	(c)	10/18/31	1,000	990,476
Series 2016-05A, Class A, 144A, 3 Month LIBOR + 1.700%	4.471	(c)	10/25/28	500	500,339
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200%	3.638	(c)	10/20/31	500	495,545

					10,170,801

Consumer Loans 0.3%
OneMain Financial Issuance Trust, Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800%	3.289	(c)	09/14/32	600	601,973
Series 2018-01A, Class A, 144A	3.300		03/14/29	190	190,883
Oportun Funding X LLC, Series 2018-C, Class A, 144A	4.100		10/08/24	300	304,193
Oportun Funding XII LLC, Series 2018-D, Class A, 144A	4.150		12/09/24	200	203,295
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050		04/25/29	173	172,761
Springleaf Funding Trust, Series 2017-AA, Class A, 144A	2.680		07/15/30	500	496,016

					1,969,121

See Notes to Financial Statements.

52

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Credit Cards 0.3%
Citibank Credit Card Issuance Trust, Series 2017-A05, Class A5, 1 Month LIBOR + 0.620%	3.111	%(c)	04/22/26	400	$401,878
Series 2018-A07, Class A7	3.960		10/13/30	1,200	1,285,961
Discover Card Execution Note Trust, Series 2017-A05, Class A5, 1 Month LIBOR + 0.600%	3.084	(c)	12/15/26	300	300,420

					1,988,259

Equipment 0.3%
MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 144A	2.410		08/16/24	500	496,064
Series 2017-B, Class A4, 144A	2.410		11/15/24	300	297,400
Series 2017-B, Class A5, 144A	2.720		06/15/40	400	396,962
Series 2018-A, Class A4, 144A	3.390		01/10/25	300	304,687
Series 2018-A, Class A5, 144A	3.610		03/10/42	100	102,153
Series 2019-A, Class A5, 144A	3.080		11/12/41	400	403,483

					2,000,749

Home Equity Loans 0.1%
CDC Mortgage Capital Trust, Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650%	4.136	(c)	03/25/33	16	16,126
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE01, Class M1, 1 Month LIBOR + 0.900%	3.386	(c)	07/25/32	15	15,433
Series 2002-NC04, Class M1, 1 Month LIBOR + 1.275%	3.761	(c)	09/25/32	44	43,879
New Residential Mortgage Loan Trust, Series 2018-01A, Class A1A, 144A	4.000	(cc)	12/25/57	297	302,897
RASC Series Trust, Series 2004-KS02, Class MI1	4.710	(cc)	03/25/34	22	21,384

					399,719

Other 0.0%
Sierra Timeshare Receivables Funding LLC, Series 2018-02A, Class A, 144A	3.500		06/20/35	341	345,145

See Notes to Financial Statements.

PGIM Balanced Fund	53

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities 0.7%
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350%	3.840	%(c)	10/25/37	296	$298,774
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB06, Class A3	3.663	(cc)	07/25/35	36	35,874
CSMC Trust, Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%	5.639	(c)	12/26/46	521	526,211
Series 2018-11R, 144A, 1 Month LIBOR + 1.400%	3.902	(c)	08/25/37	191	190,267
Series 2018-RPL08, Class A1, 144A	4.125	(cc)	07/25/58	380	381,311
CWABS, Inc., Asset-Backed Certificates, Series 2004-01, Class M1, 1 Month LIBOR + 0.750%	3.236	(c)	03/25/34	136	136,283
Equity One Mortgage Pass-Through Trust, Series 2004-03, Class M1	4.535	(cc)	07/25/34	40	40,139
Legacy Mortgage Asset Trust, Series 2019-GS02, Class A1, 144A	3.750	(cc)	01/25/59	200	200,131
Series 2019-SL01, Class A, 144A	4.000	(cc)	12/28/54	100	99,909
Mill City Mortgage Loan Trust, Series 2017-03, Class A1, 144A	2.750	(cc)	01/25/61	333	327,808
Series 2018-01, Class A1, 144A	3.250	(cc)	05/25/62	180	179,220
Towd Point Mortgage Trust, Series 2017-04, Class A1, 144A	2.750	(cc)	06/25/57	725	713,486
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600%	3.086	(c)	02/25/57	630	624,944
Series 2017-06, Class A1, 144A	2.750	(cc)	10/25/57	490	481,149
Series 2018-05, Class A1, 144A	3.250	(cc)	07/25/58	189	188,503
Series 2018-06, Class A1A, 144A	3.750	(cc)	03/25/58	367	370,974

					4,794,983

Student Loans 0.8%
Commonbond Student Loan Trust, Series 2017-BGS, Class A1, 144A	2.680		09/25/42	418	412,109
Series 2018-AGS, Class A1, 144A	3.210		02/25/44	317	315,868
Series 2018-CGS, Class A1, 144A	3.870		02/25/46	192	194,956
Series 2018-CGS, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	3.286	(c)	02/25/46	186	184,971
Laurel Road Prime Student Loan Trust, Series 2017-C, Class A2B, 144A	2.810		11/25/42	300	297,126
Series 2018-B, Class A2FX, 144A	3.540		05/26/43	500	508,167
Navient Private Education Refi Loan Trust, Series 2018-A, Class A2, 144A	3.190		02/18/42	700	701,561

See Notes to Financial Statements.

54

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)
Navient Private Education Refi Loan Trust, (cont’d.)
Series 2018-CA, Class A2, 144A	3.520%		06/16/42		300	$303,913
Navient Student Loan Trust, Series 2018-EA, Class A2, 144A	4.000		12/15/59		300	312,124
SLM Student Loan Trust, Series 2004-02X, Class A6, 3 Month EURIBOR + 0.550%	0.242	(c)	07/25/39	EUR	400	433,289
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX, 144A	3.090		08/17/48		400	399,423
SoFi Professional Loan Program Trust, Series 2018-B, Class A1FX, 144A	2.640		08/25/47		333	332,770
Series 2018-B, Class A2FX, 144A	3.340		08/25/47		500	505,371

						4,901,648

TOTAL ASSET-BACKED SECURITIES (cost $39,629,491)						39,742,973

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.9%
BANK, Series 2017-BNK04, Class A3	3.362		05/15/50		1,000	1,012,015
BBCMS Mortgage Trust, Series 2018-C02, Class A4	4.047		12/15/51		950	1,009,083
Benchmark Mortgage Trust, Series 2018-B03, Class A4	3.761		04/10/51		800	834,467
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815		04/10/46		99	98,836
Series 2014-GC21, Class A4	3.575		05/10/47		227	233,861
Series 2015-GC29, Class A3	2.935		04/10/48		410	408,070
Series 2015-P01, Class A4	3.462		09/15/48		600	614,361
Series 2017-P08, Class A3	3.203		09/15/50		1,000	1,004,311
Commercial Mortgage Trust, Series 2013-CR08, Class A4	3.334		06/10/46		382	388,768
Series 2014-CR15, Class A2	2.928		02/10/47		118	117,856
Series 2014-CR18, Class A4	3.550		07/15/47		400	409,867
Series 2014-UBS03, Class A2	2.844		06/10/47		291	290,860
Series 2014-UBS04, Class A4	3.420		08/10/47		700	715,791
Series 2015-LC21, Class A3	3.445		07/10/48		700	714,891
CSAIL Commercial Mortgage Trust, Series 2015-C02, Class A3	3.231		06/15/57		800	807,101
Series 2017-C08, Class A3	3.127		06/15/50		800	794,575
DBJPM Mortgage Trust, Series 2016-C01, Class A3A	3.015		05/10/49		800	797,644

See Notes to Financial Statements.

PGIM Balanced Fund	55

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae-Aces, Series 2015-M10, Class A2	3.092	%(cc)	04/25/27	800	$805,823
Series 2015-M17, Class A2	2.939	(cc)	11/25/25	500	505,731
Series 2017-M01, Class A2	2.416	(cc)	10/25/26	300	291,166
Series 2017-M04, Class A2	2.597	(cc)	12/25/26	1,750	1,714,797
Series 2017-M08, Class A2	3.061	(cc)	05/25/27	1,250	1,259,602
Series 2018-M04, Class A2	3.043	(cc)	03/25/28	700	704,582
Series 2018-M10, Class A1	3.385	(cc)	07/25/28	341	354,826
Series 2018-M10, Class A2	3.385	(cc)	07/25/28	1,325	1,366,173
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.405	(cc)	05/25/22	2,679	98,655
Series K021, Class X1, IO	1.440	(cc)	06/25/22	809	31,741
Series K025, Class X1, IO	0.839	(cc)	10/25/22	1,354	34,484
Series K055, Class X1, IO	1.366	(cc)	03/25/26	2,304	184,440
Series K064, Class AM	3.327	(cc)	03/25/27	900	919,290
Series K068, Class AM	3.315		08/25/27	900	923,352
Series K069, Class A2	3.187	(cc)	09/25/27	750	765,226
Series K069, Class AM	3.248	(cc)	09/25/27	150	153,049
Series K070, Class A2	3.303	(cc)	11/25/27	1,225	1,260,523
Series K070, Class AM	3.364	(cc)	12/25/27	225	231,530
Series K072, Class A2	3.444		12/25/27	300	311,946
Series K074, Class A2	3.600		01/25/28	1,950	2,051,557
Series K075, Class AM	3.650	(cc)	02/25/28	575	602,783
Series K076, Class A2	3.900		04/25/28	1,400	1,504,279
Series K076, Class AM	3.900		04/25/28	425	453,744
Series K077, Class A2	3.850	(cc)	05/25/28	830	888,932
Series K077, Class AM	3.850	(cc)	05/25/28	160	170,510
Series K079, Class AM	3.930		06/25/28	700	751,266
Series K080, Class AM	3.986	(cc)	07/25/28	1,250	1,347,658
Series K083, Class A2	4.050	(cc)	09/25/28	675	734,040
Series K083, Class AM	4.030	(cc)	10/25/28	275	297,276
Series K086, Class A2	3.859	(cc)	11/25/28	1,000	1,072,428
Series K086, Class AM	3.919	(cc)	11/25/28	200	214,495
Series K087, Class AM	3.832	(cc)	12/25/28	250	265,739
Series K157, Class A2	3.990	(cc)	05/25/33	700	748,392
Series K710, Class X1, IO	1.850	(cc)	05/25/19	931	95
Series K711, Class X1, IO	1.629	(cc)	07/25/19	1,294	1,515
Series W5FX, Class AFX	2.970	(cc)	04/25/28	380	384,476
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136		02/10/48	400	402,163
Series 2018-GS10, Class A3	4.261		07/10/51	1,325	1,399,712
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139		06/15/45	11	10,921

See Notes to Financial Statements.

56

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, (cont’d.)
Series 2012-LC09, Class A4	2.611%	12/15/47	95	$95,374
Series 2013-C10, Class A4	2.875	12/15/47	40	40,339
Series 2013-LC11, Class A4	2.694	04/15/46	91	90,279
Series 2017-JP07, Class ASB	3.241	09/15/50	400	405,626
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C08, Class A3	2.863	12/15/48	180	180,537
Series 2015-C23, Class A3	3.451	07/15/50	600	616,314
Series 2015-C25, Class A4	3.372	10/15/48	700	712,371
Series 2016-C29, Class A3	3.058	05/15/49	800	799,031
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3	2.531	08/15/49	1,300	1,249,472
UBS Commercial Mortgage Trust, Series 2017-C02, Class ASB	3.264	08/15/50	500	507,033
Series 2017-C05, Class A4	3.212	11/15/50	1,000	998,301
Series 2018-C09, Class A3	3.854	03/15/51	400	417,524
Series 2018-C14, Class A3	4.180	12/15/51	700	748,513
UBS-Barclays Commercial Mortgage Trust, Series 2012-C04, Class A4	2.792	12/10/45	200	200,412
Series 2013-C05, Class A3	2.920	03/10/46	418	420,142
Series 2013-C06, Class A3	2.971	04/10/46	200	201,169
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS02, Class A4	3.498	07/15/58	800	818,903
Series 2016-C33, Class A3	3.162	03/15/59	900	901,231
Series 2016-C34, Class A3	2.834	06/15/49	800	784,164
Series 2016-C35, Class A3	2.674	07/15/48	1,200	1,163,393
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,451,771
Series 2017-C38, Class A4	3.190	07/15/50	700	697,349
Series 2018-C46, Class A3	3.888	08/15/51	1,050	1,096,670
Series 2018-C48, Class A4	4.037	01/15/52	1,200	1,268,019

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $50,644,414)				51,335,211

CORPORATE BONDS 10.9%

Aerospace & Defense 0.1%
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050	06/15/25	114	120,270
Embraer Overseas Ltd. (Brazil), Gtd. Notes, 144A	5.696	09/16/23	210	224,440
United Technologies Corp., Sr. Unsec’d. Notes	4.125	11/16/28	235	244,145

				588,855

See Notes to Financial Statements.

PGIM Balanced Fund	57

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture 0.1%
BAT Capital Corp. (United Kingdom), Gtd. Notes	3.222%		08/15/24	570	$557,323
Reynolds American, Inc. (United Kingdom), Gtd. Notes	8.125		06/23/19	50	50,565

					607,888

Airlines 0.2%
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.575		07/15/29	185	185,742
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Pass-Through Certificates	6.703		12/15/22	3	3,448
Continental Airlines 2009-2 Class A Pass-Through Trust, Pass-Through Certificates	7.250		05/10/21	77	78,133
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000		04/29/26	86	87,508
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821		02/10/24	47	51,439
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-Through Certificates	5.300		10/15/20	87	86,997
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875		03/13/20	205	204,625
Sr. Unsec’d. Notes	3.400		04/19/21	200	200,817
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000		10/11/27	72	73,827

					972,536

Auto Manufacturers 0.5%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	3.100		04/12/21	105	105,655
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	3.207	(c)	04/12/21	80	79,949
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.100		05/04/20	200	200,360
Gtd. Notes, 144A	3.350		05/04/21	330	332,030
Ford Motor Co., Sr. Unsec’d. Notes	5.291		12/08/46	190	159,195
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.336		03/18/21	206	202,862

See Notes to Financial Statements.

58

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC, (cont’d.)
Sr. Unsec’d. Notes	5.875%		08/02/21	200	$207,086
General Motors Co., Sr. Unsec’d. Notes	4.875		10/02/23	155	161,193
Sr. Unsec’d. Notes	6.250		10/02/43	135	134,333
Sr. Unsec’d. Notes	6.600		04/01/36	80	83,693
General Motors Financial Co., Inc., Gtd. Notes	3.550		04/09/21	120	120,657
Gtd. Notes, 3 Month LIBOR + 0.850%	3.647	(c)	04/09/21	160	158,773
Gtd. Notes	3.950		04/13/24	500	494,841
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.850		01/15/21	565	558,566
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	3.875		11/13/20	215	217,761
Gtd. Notes, 144A	4.000		11/12/21	245	249,943

					3,466,897

Banks 3.4%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848		04/12/23	200	201,703
Bank of America Corp., Sr. Unsec’d. Notes	3.004	(ff)	12/20/23	286	284,861
Sr. Unsec’d. Notes, GMTN	3.300		01/11/23	390	394,951
Sr. Unsec’d. Notes, GMTN	3.593	(ff)	07/21/28	160	159,531
Sr. Unsec’d. Notes, MTN	3.499	(ff)	05/17/22	490	495,737
Sr. Unsec’d. Notes, MTN	3.824	(ff)	01/20/28	675	684,137
Sr. Unsec’d. Notes, MTN	3.974	(ff)	02/07/30	310	315,964
Sr. Unsec’d. Notes, MTN	4.125		01/22/24	620	649,657
Sr. Unsec’d. Notes, MTN	4.271	(ff)	07/23/29	350	364,429
Sub. Notes, MTN	4.450		03/03/26	365	380,387
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	2.900		03/26/22	300	300,294
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.200		08/16/23	550	534,905
Sr. Unsec’d. Notes, MTN	2.950		01/29/23	170	170,895
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375		01/12/26	200	200,858
Sr. Unsec’d. Notes, MTN	4.972	(ff)	05/16/29	400	413,507
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN	2.950		05/23/22	275	273,176

See Notes to Financial Statements.

PGIM Balanced Fund	59

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Capital One NA, Sr. Unsec’d. Notes	2.250%		09/13/21		750	$738,041
Citibank NA, Sr. Unsec’d. Notes	3.050		05/01/20		690	692,290
Citigroup, Inc., Jr. Sub. Notes, Series Q	5.950	(ff)	—	(rr)	280	282,800
Jr. Sub. Notes, Series R	6.125	(ff)	—	(rr)	150	153,000
Jr. Sub. Notes, Series T	6.250	(ff)	—	(rr)	105	110,513
Sr. Unsec’d. Notes	3.200		10/21/26		525	514,203
Sr. Unsec’d. Notes	3.668	(ff)	07/24/28		290	289,252
Sr. Unsec’d. Notes	3.700		01/12/26		200	203,164
Sub. Notes	4.400		06/10/25		540	559,055
Sub. Notes	4.450		09/29/27		195	200,350
Sub. Notes	4.750		05/18/46		55	56,987
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%	4.028	(c)	02/04/21		200	198,334
Sr. Unsec’d. Notes	4.250		02/04/21		175	175,671
Sr. Unsec’d. Notes, GMTN	3.375		05/12/21		220	218,671
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A, MTN	3.250		09/26/23		250	256,972
Discover Bank, Sr. Unsec’d. Notes	4.250		03/13/26		315	319,830
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series M	5.375	(ff)	—	(rr)	265	267,319
Sr. Unsec’d. Notes	3.750		02/25/26		50	50,169
Sr. Unsec’d. Notes	3.814	(ff)	04/23/29		165	163,464
Sr. Unsec’d. Notes	3.850		01/26/27		410	411,600
Sr. Unsec’d. Notes	4.223	(ff)	05/01/29		120	122,640
Sr. Unsec’d. Notes	5.750		01/24/22		250	268,119
Sr. Unsec’d. Notes, Series D, MTN	6.000		06/15/20		220	228,166
Sub. Notes	6.750		10/01/37		275	335,246
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	3.283	(c)	05/18/21		345	344,815
JPMorgan Chase & Co., Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	6.221	(c)	—	(rr)	215	216,075
Sr. Unsec’d. Notes	2.950		10/01/26		210	205,132
Sr. Unsec’d. Notes	3.200		06/15/26		750	745,138
Sr. Unsec’d. Notes	3.509	(ff)	01/23/29		265	263,195
Sr. Unsec’d. Notes(a)	3.782	(ff)	02/01/28		480	488,979
Sr. Unsec’d. Notes	4.005	(ff)	04/23/29		560	575,188
Sr. Unsec’d. Notes	4.452	(ff)	12/05/29		250	266,098

See Notes to Financial Statements.

60

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sub. Notes	3.875%		09/10/24		90	$92,271
JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	3.086	(ff)	04/26/21		750	751,439
Lloyds Bank PLC (United Kingdom), Gtd. Notes	3.300		05/07/21		200	201,561
Gtd. Notes, 144A, MTN	5.800		01/13/20		195	199,490
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.375		03/22/28		275	281,593
Morgan Stanley, Jr. Sub. Notes, Series H	5.450	(ff)	–	(rr)	125	125,313
Sr. Unsec’d. Notes, GMTN	3.750		02/25/23		45	46,156
Sr. Unsec’d. Notes, GMTN	3.772	(ff)	01/24/29		825	828,001
Sr. Unsec’d. Notes, GMTN	3.875		01/27/26		370	378,307
Sr. Unsec’d. Notes, GMTN	4.431	(ff)	01/23/30		240	252,775
Sr. Unsec’d. Notes, GMTN	5.500		07/28/21		60	63,487
Sr. Unsec’d. Notes, MTN	3.591	(ff)	07/22/28		1,080	1,071,836
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	3.141	(c)	04/30/21		370	370,798
Sr. Unsec’d. Notes, GMTN	3.200		04/30/21		980	990,950
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375		01/24/24		310	317,911
State Street Corp., Jr. Sub. Notes, Series F	5.250	(ff)	–	(rr)	190	194,038
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes, 3 Month LIBOR + 0.350%	3.123	(c)	01/17/20		290	290,528

						22,201,922

Beverages 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes, 144A	4.700		02/01/36		150	149,848
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000		01/17/43		120	107,134
Keurig Dr. Pepper, Inc., Gtd. Notes, 144A	3.551		05/25/21		190	192,045

						449,027

See Notes to Financial Statements.

PGIM Balanced Fund	61

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials 0.1%
Griffon Corp., Gtd. Notes	5.250%	03/01/22	65	$63,944
Owens Corning, Sr. Unsec’d. Notes	4.200	12/15/22	90	92,319
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375	11/15/24	245	251,125

				407,388

Chemicals 0.2%
CF Industries, Inc., Gtd. Notes	5.375	03/15/44	90	81,112
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500	07/19/22	640	639,774
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400	05/15/39	67	101,881
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450	11/15/33	55	59,132
Sr. Unsec’d. Notes	5.625	11/15/43	60	63,653
SASOL Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24	200	212,103
Gtd. Notes	6.500	09/27/28	200	218,251
Union Carbide Corp., Sr. Unsec’d. Notes	7.500	06/01/25	100	117,516

				1,493,422

Commercial Services 0.2%
ERAC USA Finance LLC, Gtd. Notes, 144A	2.700	11/01/23	820	794,601
Gtd. Notes, 144A	7.000	10/15/37	20	25,657
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56	270	253,307
United Rentals North America, Inc., Gtd. Notes	4.875	01/15/28	200	194,540
Gtd. Notes	5.875	09/15/26	65	67,194

				1,335,299

See Notes to Financial Statements.

62

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers 0.1%
Apple, Inc., Sr. Unsec’d. Notes	3.250%	02/23/26	330	$336,257
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.100	10/04/19	70	69,704

				405,961

Diversified Financial Services 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	3.750	05/15/19	150	150,123
American Express Co., Sr. Unsec’d. Notes	3.375	05/17/21	720	729,232
Capital One Financial Corp., Sr. Unsec’d. Notes	2.500	05/12/20	375	373,939
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342	11/15/20	500	493,805
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500	01/20/43	65	67,752
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(d)	5.250	02/06/12	345	6,555
Sr. Unsec’d. Notes, MTN(d)	6.875	05/02/18	100	1,950
Private Export Funding Corp., Sr. Unsec’d. Notes, 144A	2.650	02/16/21	385	386,541
U.S. Gov’t. Gtd. Notes, Series GG	2.450	07/15/24	65	65,326
Synchrony Financial, Sr. Unsec’d. Notes	2.700	02/03/20	125	124,834

				2,400,057

Electric 0.9%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350	10/01/36	115	148,505
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	5.950	05/15/37	120	148,805
CenterPoint Energy Houston Electric LLC, General Ref. Mtge.	6.950	03/15/33	120	162,829
General Ref. Mtge., Series Z	2.400	09/01/26	170	161,141
Commonwealth Edison Co., First Mortgage	3.750	08/15/47	530	521,228
Dominion Energy, Inc., Jr. Sub. Notes	4.104	04/01/21	400	406,094

See Notes to Financial Statements.

PGIM Balanced Fund	63

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
DTE Electric Co., General Ref. Mtge.	3.750%	08/15/47	505	$502,322
Duke Energy Carolinas LLC, First Mortgage	6.050	04/15/38	55	70,106
Duke Energy Corp., Sr. Unsec’d. Notes(a)	2.650	09/01/26	210	200,042
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	135	156,223
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.875	05/25/22	500	491,485
Eversource Energy, Sr. Unsec’d. Notes	4.500	11/15/19	90	90,833
Sr. Unsec’d. Notes, Series O	4.250	04/01/29	315	334,579
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.200	10/01/19	225	227,499
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44	50	56,480
Florida Power & Light Co., First Mortgage	5.950	10/01/33	60	75,021
Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	30	35,857
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A	9.375	01/28/20	230	241,709
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	236,184
Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	280	290,902
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881	08/15/19	100	100,815
Ohio Power Co., Sr. Unsec’d. Notes	4.150	04/01/48	175	182,472
Public Service Co. of Colorado, First Mortgage	4.300	03/15/44	35	37,591
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800	05/01/37	125	155,034
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	230	230,350
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	250	241,361

See Notes to Financial Statements.

64

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%		05/07/19	200	$200,036
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800		09/15/41	105	111,724

					5,817,227

Electronics 0.0%
FLIR Systems, Inc., Sr. Unsec’d. Notes	3.125		06/15/21	150	149,511

Engineering & Construction 0.0%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250		10/31/26	200	192,300

Foods 0.3%
Conagra Brands, Inc., Sr. Unsec’d. Notes	3.800		10/22/21	635	646,899
General Mills, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%	3.319	(c)	04/16/21	920	918,279
Kraft Heinz Foods Co., Gtd. Notes	4.375		06/01/46	60	51,902
Gtd. Notes	5.000		07/15/35	100	98,551
Mars, Inc., Gtd. Notes, 144A	3.950		04/01/49	275	277,936

					1,993,567

Forest Products & Paper 0.0%
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400		11/01/20	40	41,580
International Paper Co., Sr. Unsec’d. Notes	6.000		11/15/41	30	33,475
Sr. Unsec’d. Notes	7.300		11/15/39	175	221,368

					296,423

Gas 0.1%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100		09/01/47	200	196,836
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.800		11/01/43	10	10,700

See Notes to Financial Statements.

PGIM Balanced Fund	65

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Gas (cont’d.)
NiSource, Inc., Sr. Unsec’d. Notes	3.490%	05/15/27		445	$443,493
Sr. Unsec’d. Notes	4.800	02/15/44		40	42,083

					693,112

Healthcare-Products 0.1%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900	11/30/21		465	466,946
Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24		65	65,995
Medtronic Global Holdings SCA, Gtd. Notes	2.250	03/07/39	EUR	100	121,899

					654,840

Healthcare-Services 0.2%
Anthem, Inc., Sr. Unsec’d. Notes	4.625	05/15/42		45	46,443
Sr. Unsec’d. Notes	4.650	01/15/43		30	30,951
Ascension Health, Sr. Unsec’d. Notes	3.945	11/15/46		245	251,921
Duke University Health System, Inc., Sr. Unsec’d. Notes	3.920	06/01/47		95	98,102
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125	10/15/20		75	75,647
HCA, Inc., Gtd. Notes	5.375	02/01/25		255	270,300
Kaiser Foundation Hospitals, Gtd. Notes	4.150	05/01/47		140	148,402
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200	02/01/22		20	20,145
Providence St Joseph Health Obligated Group, Unsec’d. Notes, Series H	2.746	10/01/26		50	47,485
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.500	02/15/24		355	365,427

					1,354,823

Home Builders 0.0%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.250	04/15/21		225	224,786

See Notes to Financial Statements.

66

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance 0.2%
AXIS Specialty Finance LLC, Gtd. Notes	5.875%	06/01/20	160	$164,828
Liberty Mutual Group, Inc., Gtd. Notes, 144A	7.000	03/15/34	180	222,969
Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	110	134,269
Markel Corp., Sr. Unsec’d. Notes	5.000	03/30/43	25	24,827
New York Life Insurance Co., Sub. Notes, 144A	6.750	11/15/39	110	150,779
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375	04/30/20	105	108,505
Principal Financial Group, Inc., Gtd. Notes	4.625	09/15/42	15	15,505
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.270	05/15/47	240	246,262
Sub. Notes, 144A	6.850	12/16/39	22	30,239
Unum Group, Sr. Unsec’d. Notes	5.625	09/15/20	50	51,833
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150	08/15/19	90	91,055

				1,241,071

Lodging 0.1%
Marriott International, Inc., Sr. Unsec’d. Notes	3.250	09/15/22	130	130,510
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	455	438,928

				569,438

Machinery-Diversified 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	160	167,419

Media 0.4%
AMC Networks, Inc., Gtd. Notes	5.000	04/01/24	215	216,054
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	5.375	05/01/47	20	19,928
Sr. Sec’d. Notes	6.384	10/23/35	110	122,651

See Notes to Financial Statements.

PGIM Balanced Fund	67

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital, (cont’d.) Sr. Sec’d. Notes	6.484%		10/23/45	172	$192,813
Comcast Corp., Gtd. Notes	3.969		11/01/47	19	18,330
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150		08/15/24	520	517,639
CSC Holdings LLC, Gtd. Notes, 144A	5.375		07/15/23	300	305,625
Discovery Communications LLC, Gtd. Notes, 144A	2.800		06/15/20	440	438,069
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500		09/01/41	140	137,665
Viacom, Inc., Sr. Unsec’d. Notes	5.250		04/01/44	65	65,531
Videotron Ltd. (Canada), Gtd. Notes	5.000		07/15/22	150	154,688
Walt Disney Co. (The), Gtd. Notes, 144A	7.625		11/30/28	125	167,396
Warner Media LLC, Gtd. Notes	3.600		07/15/25	25	24,937
Gtd. Notes	3.800		02/15/27	240	239,024

					2,620,350

Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750		05/01/43	280	324,722
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250	(ff)	10/19/75	65	67,733
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625		06/09/21	110	110,972
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500		07/27/35	95	119,434

					622,861

Miscellaneous Manufacturing 0.1%
Actuant Corp., Gtd. Notes	5.625		06/15/22	160	161,400
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.000		08/07/19	172	173,638

					335,038

See Notes to Financial Statements.

68

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Multi-National 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	255	$249,456
Sr. Unsec’d. Notes	2.750	01/06/23	70	69,124
Sr. Unsec’d. Notes	3.250	02/11/22	65	65,212
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400	10/26/22	150	148,070
Sr. Unsec’d. Notes	4.375	02/11/20	100	101,400

				633,262

Oil & Gas 0.6%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.850	03/15/21	259	268,486
Sr. Unsec’d. Notes	6.450	09/15/36	200	230,113
BP Capital Markets America, Inc., Gtd. Notes	3.790	02/06/24	420	435,865
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47	368	364,383
Concho Resources, Inc., Gtd. Notes	4.875	10/01/47	35	36,943
ConocoPhillips Holding Co., Sr. Unsec’d. Notes	6.950	04/15/29	150	194,163
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	35	38,570
Encana Corp. (Canada), Gtd. Notes	6.500	08/15/34	340	406,228
Gtd. Notes	6.500	02/01/38	50	58,667
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35	120	122,374
Helmerich & Payne, Inc., Gtd. Notes	4.650	03/15/25	240	250,499
Petroleos Mexicanos (Mexico), Gtd. Notes	5.375	03/13/22	70	71,453
Gtd. Notes	5.500	01/21/21	310	315,270
Gtd. Notes	6.350	02/12/48	136	119,904
Gtd. Notes	6.500	06/02/41	170	153,882
Gtd. Notes, MTN	6.750	09/21/47	520	477,360

See Notes to Financial Statements.

PGIM Balanced Fund	69

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.) Gtd. Notes, MTN	6.875%	08/04/26	230	$239,729
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500	04/28/20	200	199,046

				3,982,935

Oil & Gas Services 0.1%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000	12/21/20	220	220,927
Sr. Unsec’d. Notes, 144A	4.000	12/21/25	345	355,680
Schlumberger Investment SA, Gtd. Notes, 144A	3.300	09/14/21	75	75,849

				652,456

Packaging & Containers 0.1%
WestRock RKT LLC, Gtd. Notes	4.000	03/01/23	550	560,730
Gtd. Notes	4.900	03/01/22	95	99,271

				660,001

Pharmaceuticals 0.8%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600	05/14/25	315	315,706
Sr. Unsec’d. Notes	4.500	05/14/35	235	229,873
Allergan Funding SCS, Gtd. Notes	4.550	03/15/35	430	421,125
Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	3.500	06/25/21	200	200,802
Cigna Corp., Gtd. Notes, 144A	4.375	10/15/28	1,000	1,037,270
CVS Health Corp., Sr. Unsec’d. Notes	4.300	03/25/28	1,150	1,165,239
Sr. Unsec’d. Notes	4.780	03/25/38	100	99,029
Sr. Unsec’d. Notes	5.050	03/25/48	32	32,237
Sr. Unsec’d. Notes	5.125	07/20/45	105	106,710
Sr. Unsec’d. Notes	5.300	12/05/43	35	36,433
Express Scripts Holding Co., Gtd. Notes	4.500	02/25/26	680	711,852

See Notes to Financial Statements.

70

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Mylan NV, Gtd. Notes	5.250%	06/15/46	230	$206,967
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400	09/23/21	585	577,781

				5,141,024

Pipelines 0.4%
Energy Transfer Operating LP, Gtd. Notes	4.950	06/15/28	210	220,257
Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	185	195,901
MPLX LP, Sr. Unsec’d. Notes	4.500	04/15/38	175	166,225
Sr. Unsec’d. Notes	4.875	06/01/25	375	399,157
Sr. Unsec’d. Notes	5.200	03/01/47	20	20,294
Sr. Unsec’d. Notes	5.500	02/15/49	90	95,999
ONEOK Partners LP, Gtd. Notes	6.200	09/15/43	205	233,450
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	50	49,289
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550	10/01/26	360	353,730
Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	165	162,277
Western Midstream Operating LP, Sr. Unsec’d. Notes	5.300	03/01/48	20	18,949
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.850	03/01/48	20	19,925
Sr. Unsec’d. Notes	4.900	01/15/45	220	219,664
Sr. Unsec’d. Notes	5.400	03/04/44	175	186,490

				2,341,607

Real Estate Investment Trusts (REITs) 0.1%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	04/15/26	175	182,857
Simon Property Group LP, Sr. Unsec’d. Notes	3.375	03/15/22	30	30,518
Welltower, Inc., Sr. Unsec’d. Notes	4.250	04/01/26	160	165,167

				378,542

See Notes to Financial Statements.

PGIM Balanced Fund	71

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail 0.1%
Dollar Tree, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	3.473	%(c)	04/17/20	180	$180,040
L Brands, Inc., Gtd. Notes	6.625		04/01/21	225	236,250
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875		01/15/22	45	45,439
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625		12/01/25	170	169,150

					630,879

Semiconductors 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875		01/15/27	115	109,862
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.125		04/15/21	210	209,752
Sr. Unsec’d. Notes, 144A	3.125		10/15/22	160	159,269

					478,883

Software 0.1%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625		10/15/20	151	152,587
Microsoft Corp., Sr. Unsec’d. Notes	4.000		02/12/55	295	308,866
Sr. Unsec’d. Notes	4.450		11/03/45	48	54,409
Oracle Corp., Sr. Unsec’d. Notes	4.300		07/08/34	145	155,456

					671,318

Telecommunications 0.4%
AT&T, Inc., Sr. Unsec’d. Notes	3.400		05/15/25	220	217,694
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.180%	3.777	(c)	06/12/24	440	436,473
Sr. Unsec’d. Notes	4.300		02/15/30	50	50,574
Sr. Unsec’d. Notes	4.850		03/01/39	830	835,054
Sr. Unsec’d. Notes	5.150		03/15/42	95	97,178
Sr. Unsec’d. Notes	5.250		03/01/37	60	62,863
Sr. Unsec’d. Notes	5.350		09/01/40	4	4,202
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625		12/15/30	50	71,740
Sprint Communications, Inc., Gtd. Notes, 144A	7.000		03/01/20	150	153,938

See Notes to Financial Statements.

72

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%	03/20/23	172	$171,823
Telefonos de Mexico SAB de CV (Mexico), Gtd. Notes	5.500	11/15/19	40	40,592
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500	08/10/33	185	195,544
Sr. Unsec’d. Notes	4.862	08/21/46	500	532,720

				2,870,395

Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700	08/01/28	135	169,519
CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37	170	208,002
Norfolk Southern Corp., Sr. Unsec’d. Notes	2.903	02/15/23	97	97,070
Sr. Unsec’d. Notes	5.590	05/17/25	20	22,512

				497,103

TOTAL CORPORATE BONDS (cost $69,366,573)				70,200,423

MUNICIPAL BONDS 0.4%

Alabama 0.0%
Alabama Economic Settlement Authority, Rev., Taxable BP Settlement, Series B	4.263	09/15/32	35	36,792

California 0.1%
Bay Area Toll Authority, Revenue Bonds, BABs, Series F	6.263	04/01/49	220	313,744
State of California, GO, BABs	7.300	10/01/39	210	303,876
GO, Taxable, BABs	7.500	04/01/34	15	21,655

				639,275

Illinois 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs, Series B	6.395	01/01/40	160	213,360

See Notes to Financial Statements.

PGIM Balanced Fund	73

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)
State of Illinois, GO, Series D	5.000%	11/01/22	500	$539,065
GO Unlimited, Series A	5.000	10/01/22	35	37,677

				790,102

New Jersey 0.1%
New Jersey Turnpike Authority, Revenue Bonds, Taxable, BABs, Series F	7.414	01/01/40	165	247,833

New York 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue, Tax. Future, Revenue Bonds, BABs	5.767	08/01/36	190	227,527

Ohio 0.0%
Ohio State University (The), Revenue Bonds, Taxable, BABs, Series C	4.910	06/01/40	65	78,396
Ohio State Water Development Auth. Wtr. Poll. Ctl. Rev., Revenue Bonds, Taxable, BABs, Series B2	4.879	12/01/34	45	51,157

				129,553

Oregon 0.0%
State of Oregon Department of Transportation, Revenue Bonds, Taxable, BABs, Series A	5.834	11/15/34	70	90,286

Pennsylvania 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Series B	5.511	12/01/45	80	101,359

Virginia 0.0%
University of Virginia, Revenue Bonds, Taxable, Series C	4.179	09/01/2117	80	82,723

TOTAL MUNICIPAL BONDS (cost $1,922,158)				2,345,450

RESIDENTIAL MORTGAGE-BACKED SECURITIES 1.1%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250	09/25/19	6	6,361

See Notes to Financial Statements.

74

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	4.504	%(cc)	02/25/35	21	$20,612
Series 2005-B, Class 2A1	4.693	(cc)	03/25/35	24	23,150
Bellemeade Re Ltd., Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%	4.186	(c)	10/25/27	114	115,209
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%	4.086	(c)	04/25/28	213	213,863
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950%	3.436	(c)	08/25/28	132	132,499
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850%	4.336	(c)	10/25/27	170	170,738
Chase Mortgage Finance Trust, Series 2007-A01, Class 1A5	4.621	(cc)	02/25/37	55	55,371
CIM Trust, Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%	4.489	(c)	12/25/57	421	424,166
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%	4.489	(c)	01/25/57	519	526,653
Series 2017-06, Class A1, 144A	3.015	(cc)	06/25/57	253	247,299
Series 2017-08, Class A1, 144A	3.000	(cc)	12/25/65	497	491,578
CSMC Trust, Series 2018-RPL09, Class A, 144A	3.850	(cc)	09/25/57	757	768,172
EagleRe Ltd., Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700%	4.186	(c)	11/25/28	200	200,734
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M11 Month LIBOR + 1.450%	3.936	(c)	01/25/29	63	63,361
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA04, Class M21 Month LIBOR + 1.300%	3.786	(c)	04/25/29	290	291,514
Series 2017-DNA01, Class M11 Month LIBOR + 1.200%	3.686	(c)	07/25/29	326	327,580
Series 2017-DNA03, Class M11 Month LIBOR + 0.750%	3.236	(c)	03/25/30	900	899,839
Gosforth Funding PLC, Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450%	3.101	(c)	08/25/60	356	354,515
Holmes Master Issuer PLC, Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 0.360%	3.147	(c)	10/15/54	400	398,707
JPMorgan Mortgage Trust, Series 2007-A01, Class 4A1	4.562	(cc)	07/25/35	28	28,923

See Notes to Financial Statements.

PGIM Balanced Fund	75

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Lanark Master Issuer PLC, Series 2018-01A, Class 1A, 144A, 3 Month LIBOR + 0.420%	3.083	%(c)	12/22/69	228		$226,946
LSTAR Securities Investment Ltd., Series 2017-06, Class A, 144A, 1 Month LIBOR + 1.750%	4.252	(c)	09/01/22	133		133,616
Series 2017-08, Class A, 144A, 1 Month LIBOR + 1.650%	4.152	(c)	11/01/22	134		133,771
LSTAR Securities Investment Trust, Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%	4.002	(c)	04/01/23	85		85,399
MASTR Alternative Loan Trust, Series 2004-04, Class 4A1	5.000		04/25/19	—	(r)	21
MetLife Securitization Trust, Series 2018-01A, Class A, 144A	3.750	(cc)	03/25/57	187		189,443
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.236	(c)	01/25/48	254		252,255
OBX Trust, Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650%	3.136	(c)	06/25/57	267		265,270
STACR Trust, Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750%	3.236	(c)	09/25/48	250		249,742
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3	4.570	(cc)	02/25/34	36		36,433
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-01, Class 3A	5.000		03/25/20	4		3,613

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $7,319,236)						7,337,353

SOVEREIGN BONDS 1.1%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125		10/11/27	485		481,362
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375		07/12/21	200		205,500
Sr. Unsec’d. Notes	7.375		09/18/37	100		130,750
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875		02/01/28	200		197,511
Sr. Unsec’d. Notes, EMTN	2.750		04/01/20	250		248,935
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125		06/29/20	100		102,946

See Notes to Financial Statements.

76

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21		280	$298,180
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.375	07/30/25	EUR	350	438,907
Sr. Unsec’d. Notes	4.450	02/11/24		200	208,415
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	315	370,552
Sr. Unsec’d. Notes, EMTN	4.750	01/08/26		200	211,245
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.250	02/24/20		200	199,504
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		200	194,740
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		400	399,248
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700	01/26/36		200	261,000
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125	06/22/26		100	95,672
Province of Quebec (Canada), Unsec’d. Notes, MTN	7.140	02/27/26		135	167,507
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	3.875	04/23/23		200	205,694
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		205	215,545
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	219,000
Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000	03/17/23		160	160,986
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	300	348,739
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A	5.250	01/16/50		275	293,282
Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21		205	201,430
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		285	282,250
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		200	204,758
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500	06/08/22		200	198,480
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000	06/05/20		190	191,672
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100	06/18/50		100	106,750

TOTAL SOVEREIGN BONDS (cost $6,746,503)					6,840,560

See Notes to Financial Statements.

PGIM Balanced Fund	77

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS 7.6%
Federal Home Loan Bank	5.500%	07/15/36	135	$180,038
Federal Home Loan Mortgage Corp.	2.000	01/01/32	149	145,257
Federal Home Loan Mortgage Corp.	3.000	06/01/29	208	210,907
Federal Home Loan Mortgage Corp.	3.000	02/01/32	231	233,521
Federal Home Loan Mortgage Corp.	3.000	01/01/37	180	181,575
Federal Home Loan Mortgage Corp.	3.000	01/01/47	485	483,368
Federal Home Loan Mortgage Corp.	3.500	12/01/45	1,488	1,515,210
Federal Home Loan Mortgage Corp.	3.500	12/01/47	2,016	2,050,026
Federal Home Loan Mortgage Corp.	4.000	06/01/26	58	60,225
Federal Home Loan Mortgage Corp.	4.000	09/01/26	54	55,345
Federal Home Loan Mortgage Corp.	4.000	11/01/39	233	241,547
Federal Home Loan Mortgage Corp.	4.000	02/01/41	371	385,277
Federal Home Loan Mortgage Corp.	4.000	04/01/42	298	309,674
Federal Home Loan Mortgage Corp.	4.000	09/01/44	850	879,362
Federal Home Loan Mortgage Corp.	4.000	12/01/45	486	501,643
Federal Home Loan Mortgage Corp.	4.000	07/01/48	2,943	3,037,363
Federal Home Loan Mortgage Corp.	4.500	10/01/39	201	213,288
Federal Home Loan Mortgage Corp.	4.500	10/01/46	393	411,830
Federal Home Loan Mortgage Corp.	5.000	04/01/34	15	16,440
Federal Home Loan Mortgage Corp.	5.000	05/01/34	32	34,611
Federal Home Loan Mortgage Corp.	5.000	10/01/35	41	44,756
Federal Home Loan Mortgage Corp.	5.500	12/01/33	32	35,802
Federal Home Loan Mortgage Corp.	5.500	05/01/34	12	13,072
Federal Home Loan Mortgage Corp.	5.500	07/01/34	68	74,557
Federal Home Loan Mortgage Corp.	5.500	05/01/37	11	11,885
Federal Home Loan Mortgage Corp.	5.500	10/01/37	23	25,592
Federal Home Loan Mortgage Corp.	6.000	01/01/34	29	31,091
Federal Home Loan Mortgage Corp.	7.000	10/01/31	1	820
Federal Home Loan Mortgage Corp.	7.000	05/01/32	19	21,158
Federal National Mortgage Assoc.	2.000	08/01/31	297	289,310
Federal National Mortgage Assoc.	2.500	04/01/28	690	689,720
Federal National Mortgage Assoc.	2.500	10/01/46	450	437,397
Federal National Mortgage Assoc.	3.000	08/01/30	866	874,066
Federal National Mortgage Assoc.	3.000	11/01/36	389	393,352
Federal National Mortgage Assoc.	3.000	10/01/42	224	224,548
Federal National Mortgage Assoc.	3.000	01/01/43	404	404,157
Federal National Mortgage Assoc.	3.000	12/01/46	1,263	1,258,714
Federal National Mortgage Assoc.	3.500	02/01/33	471	482,390
Federal National Mortgage Assoc.	3.500	06/01/39	145	147,901
Federal National Mortgage Assoc.	3.500	05/01/42	1,509	1,541,278
Federal National Mortgage Assoc.	3.500	08/01/42	317	323,323
Federal National Mortgage Assoc.	3.500	08/01/42	373	380,725
Federal National Mortgage Assoc.	3.500	04/01/43	339	345,803
Federal National Mortgage Assoc.	3.500	04/01/43	632	645,559
Federal National Mortgage Assoc.	3.500	06/01/43	403	411,113

See Notes to Financial Statements.

78

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.500%	06/01/45	1,218	$1,239,169
Federal National Mortgage Assoc.	4.000	09/01/40	620	642,948
Federal National Mortgage Assoc.	4.000	04/01/42	781	809,661
Federal National Mortgage Assoc.	4.000	12/01/46	409	422,298
Federal National Mortgage Assoc.	4.000	09/01/47	350	361,296
Federal National Mortgage Assoc.	4.000	11/01/47	179	186,834
Federal National Mortgage Assoc.	4.000	04/01/48	1,425	1,471,388
Federal National Mortgage Assoc.	4.500	10/01/33	36	37,851
Federal National Mortgage Assoc.	4.500	03/01/34	23	24,129
Federal National Mortgage Assoc.	4.500	09/01/39	167	176,132
Federal National Mortgage Assoc.	4.500	08/01/40	135	143,049
Federal National Mortgage Assoc.	4.500	02/01/44	203	214,578
Federal National Mortgage Assoc.	4.500	08/01/44	358	376,914
Federal National Mortgage Assoc.	4.500	01/01/45	360	379,232
Federal National Mortgage Assoc.	4.500	07/01/48	23	24,218
Federal National Mortgage Assoc.	4.500	08/01/48	1,174	1,227,327
Federal National Mortgage Assoc.(tt)	5.000	TBA	2,250	2,375,719
Federal National Mortgage Assoc.	5.000	07/01/35	29	30,941
Federal National Mortgage Assoc.	5.000	02/01/36	66	71,646
Federal National Mortgage Assoc.	5.500	06/01/33	12	13,193
Federal National Mortgage Assoc.	5.500	08/01/33	17	19,151
Federal National Mortgage Assoc.	5.500	09/01/33	37	41,246
Federal National Mortgage Assoc.	5.500	09/01/33	71	77,959
Federal National Mortgage Assoc.	5.500	01/01/34	28	30,570
Federal National Mortgage Assoc.	5.500	01/01/34	38	41,348
Federal National Mortgage Assoc.	5.500	07/01/34	47	51,631
Federal National Mortgage Assoc.	6.000	09/01/21	1	580
Federal National Mortgage Assoc.	6.000	11/01/33	45	48,565
Federal National Mortgage Assoc.	6.000	01/01/34	10	10,808
Federal National Mortgage Assoc.	6.000	01/01/34	116	127,840
Federal National Mortgage Assoc.	6.000	02/01/34	13	14,700
Federal National Mortgage Assoc.	6.000	10/01/34	5	5,357
Federal National Mortgage Assoc.	6.000	10/01/34	6	6,157
Federal National Mortgage Assoc.	6.000	11/01/34	11	11,880
Federal National Mortgage Assoc.	6.000	11/01/34	27	29,339
Federal National Mortgage Assoc.	6.000	11/01/34	77	84,512
Federal National Mortgage Assoc.	6.000	01/01/35	12	13,222
Federal National Mortgage Assoc.	6.000	01/01/35	63	67,484
Federal National Mortgage Assoc.	6.000	02/01/35	59	66,524
Federal National Mortgage Assoc.	6.000	08/01/36	31	34,012
Federal National Mortgage Assoc.	6.000	08/01/38	7	7,682
Federal National Mortgage Assoc.	6.250	05/15/29	70	92,046
Federal National Mortgage Assoc.	6.500	05/01/24	12	13,443
Federal National Mortgage Assoc.	6.500	07/01/29	16	17,761
Federal National Mortgage Assoc.	6.500	07/01/32	15	16,320

See Notes to Financial Statements.

PGIM Balanced Fund	79

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.500%	09/01/32	5	$5,144
Federal National Mortgage Assoc.	6.500	04/01/33	14	16,213
Federal National Mortgage Assoc.	6.500	01/01/34	13	13,990
Federal National Mortgage Assoc.	6.500	01/01/34	22	24,387
Federal National Mortgage Assoc.	6.500	10/01/36	29	32,430
Federal National Mortgage Assoc.	6.500	09/01/37	74	83,884
Federal National Mortgage Assoc.	6.500	10/01/37	75	83,439
Federal National Mortgage Assoc.(k)	6.625	11/15/30	145	199,674
Federal National Mortgage Assoc.	7.000	06/01/32	15	16,938
Federal National Mortgage Assoc.(k)	7.125	01/15/30	380	533,197
Federal National Mortgage Assoc.	7.500	09/01/30	1	1,176
Federal National Mortgage Assoc.	8.000	12/01/23	1	1,182
Federal National Mortgage Assoc.	8.500	02/01/28	2	2,887
Government National Mortgage Assoc.	2.500	03/20/43	218	215,443
Government National Mortgage Assoc.	2.500	12/20/46	124	121,131
Government National Mortgage Assoc.	3.000	09/20/43	267	268,989
Government National Mortgage Assoc.	3.000	01/20/44	82	82,359
Government National Mortgage Assoc.	3.000	03/15/45	269	270,534
Government National Mortgage Assoc.	3.000	05/20/45	380	382,076
Government National Mortgage Assoc.	3.000	06/20/46	559	561,952
Government National Mortgage Assoc.	3.000	12/20/46	876	881,613
Government National Mortgage Assoc.	3.000	01/20/47	800	805,071
Government National Mortgage Assoc.	3.000	03/20/47	395	397,634
Government National Mortgage Assoc.	3.500	11/20/41	352	361,148
Government National Mortgage Assoc.	3.500	12/20/42	356	365,470
Government National Mortgage Assoc.	3.500	09/20/43	1,253	1,284,747
Government National Mortgage Assoc.	3.500	03/20/45	245	250,675
Government National Mortgage Assoc.	3.500	04/20/45	276	282,696
Government National Mortgage Assoc.	3.500	04/20/46	912	933,284
Government National Mortgage Assoc.	3.500	07/20/46	1,767	1,808,312
Government National Mortgage Assoc.(tt)	4.000	TBA	500	515,791
Government National Mortgage Assoc.	4.000	12/20/42	715	744,326
Government National Mortgage Assoc.	4.000	11/20/45	394	409,310
Government National Mortgage Assoc.	4.000	10/20/46	107	111,107
Government National Mortgage Assoc.	4.000	11/20/46	145	151,003
Government National Mortgage Assoc.	4.000	09/20/47	413	426,281
Government National Mortgage Assoc.	4.500	06/20/41	300	315,778
Government National Mortgage Assoc.	4.500	06/20/45	212	221,881
Government National Mortgage Assoc.	4.500	11/20/46	637	672,850
Government National Mortgage Assoc.	4.500	08/20/47	466	483,885
Government National Mortgage Assoc.	4.500	05/20/48	1,614	1,676,993
Government National Mortgage Assoc.	4.500	08/20/48	500	519,422
Government National Mortgage Assoc.	5.000	10/20/37	17	17,739
Government National Mortgage Assoc.	5.000	04/20/45	125	133,326
Government National Mortgage Assoc.	5.500	07/15/33	29	31,125

See Notes to Financial Statements.

80

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	5.500%		12/15/33	17		$17,812
Government National Mortgage Assoc.	5.500		09/15/34	107		114,354
Government National Mortgage Assoc.	5.500		01/15/36	64		70,611
Government National Mortgage Assoc.	5.500		02/15/36	129		138,386
Government National Mortgage Assoc.	6.500		09/15/23	8		8,500
Government National Mortgage Assoc.	6.500		10/15/23	3		3,395
Government National Mortgage Assoc.	6.500		11/15/23	1		1,257
Government National Mortgage Assoc.	6.500		12/15/23	1		1,076
Government National Mortgage Assoc.	6.500		12/15/23	4		3,954
Government National Mortgage Assoc.	6.500		12/15/23	6		6,202
Government National Mortgage Assoc.	6.500		04/15/24	41		44,921
Government National Mortgage Assoc.	6.500		07/15/32	2		2,672
Government National Mortgage Assoc.	6.500		08/15/32	—	(r)	375
Government National Mortgage Assoc.	6.500		08/15/32	1		804
Government National Mortgage Assoc.	6.500		08/15/32	2		1,821
Government National Mortgage Assoc.	6.500		08/15/32	12		14,077
Government National Mortgage Assoc.	7.000		06/15/24	11		12,266
Government National Mortgage Assoc.	7.000		05/15/31	7		7,735
Government National Mortgage Assoc.	7.500		04/15/29	1		658
Government National Mortgage Assoc.	7.500		12/15/29	3		3,050
Government National Mortgage Assoc.	8.000		08/15/22	1		828
Government National Mortgage Assoc.	8.000		12/15/22	2		2,498
Government National Mortgage Assoc.	8.000		12/15/22	5		4,999
Government National Mortgage Assoc.	8.000		06/15/25	20		21,141
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000		06/30/25	315		323,644
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125		05/01/30	90		126,397

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $48,818,420)						49,065,181

U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Notes	1.125		02/28/21	245		239,612
U.S. Treasury Notes	2.375		02/29/24	1,505		1,514,818
U.S. Treasury Notes	2.375		08/15/24	280		281,411
U.S. Treasury Notes	2.500		12/31/20	1,000		1,003,008
U.S. Treasury Notes	2.625		11/15/20	830		833,631
U.S. Treasury Notes	2.625		02/15/29	55		56,010
U.S. Treasury Notes	2.750		04/30/23	1,580		1,611,168
U.S. Treasury Strips Coupon(k)	2.502	(s)	11/15/30	640		474,827
U.S. Treasury Strips Coupon	2.752	(s)	08/15/30	605		452,506
U.S. Treasury Strips Coupon	2.783	(s)	08/15/29	200		153,909
U.S. Treasury Strips Coupon	2.878	(s)	05/15/31	200		146,284

See Notes to Financial Statements.

PGIM Balanced Fund	81

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	3.042	%(s)	11/15/35	400	$254,937

TOTAL U.S. TREASURY OBLIGATIONS (cost $6,955,209)					7,022,121

TOTAL LONG-TERM INVESTMENTS (cost $557,064,041)					626,504,187

				Shares

SHORT-TERM INVESTMENTS 2.6%

AFFILIATED MUTUAL FUNDS 2.5%
PGIM Core Short-Term Bond Fund(w)				154,043	1,421,813
PGIM Core Ultra Short Bond Fund(w)				11,407,396	11,407,396
PGIM Institutional Money Market Fund (cost $3,274,522; includes $3,266,548 of cash collateral for securities on loan)(b)(w)				3,273,880	3,274,535

TOTAL AFFILIATED MUTUAL FUNDS (cost $15,906,897)					16,103,744

OPTIONS PURCHASED*~ 0.0% (cost $31,535)					111,742

	Interest Rate		Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.1%
U.S. Treasury Bills (cost $288,444)	2.461%		06/20/19	290	288,477

TOTAL SHORT-TERM INVESTMENTS (cost $16,226,876)					16,503,963

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN (cost $573,290,917)					643,008,150

OPTION WRITTEN*~ (0.0)% (premiums received $6,954)					(7,125)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.5% (cost $573,283,963)					643,001,025
Other assets in excess of liabilities(z) 0.5%					3,371,873

NET ASSETS 100.0%					$646,372,898

See Notes to Financial Statements.

82

Below is a list of the abbreviation(s) used in the semiannual report:

EUR—Euro

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

Aces—Alternative Credit Enhancements Securities

ADR—American Depositary Receipt

BABs—Build America Bonds

CLO—Collateralized Loan Obligation

CMS—Constant Maturity Swap

CVA—Certificate Van Aandelen (Bearer)

EAFE—Europe, Australasia, Far East

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

FTSE—Financial Times Stock Exchange

GMTN—Global Medium Term Note

GO—General Obligation

IO—Interest Only (Principal amount represents notional)

LIBOR—London Interbank Offered Rate

MSCI—Morgan Stanley Capital International

MTN—Medium Term Note

OTC—Over-the-counter

PRFC—Preference Shares

Q—Quarterly payment frequency for swaps

REIT(s)—Real Estate Investment Trust(s)

RSP—Savings Shares

S—Semiannual payment frequency for swaps

S&P—Standard & Poor’s

SDR—Sweden Depositary Receipt

SLM—Student Loan Mortgage

STACR—Structured Agency Credit Risk

STOXX—Stock Index of the Eurozone

Strips—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

TOPIX—Tokyo Stock Price Index

USAID—United States Agency for International Development

USOIS—United States Overnight Index Swap

UTS—Unit Trust Security

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $(4,273) and (0.0)% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,225,360; cash collateral of $3,266,548 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.

See Notes to Financial Statements.

PGIM Balanced Fund	83

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives. (n) Rate shown reflects yield to maturity at purchased date.
(r)	Less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 2,750,000 is 0.4% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2 Year U.S Treasury Notes Futures	Put	04/26/19	$106.00	57	114	$891
2 Year U.S Treasury Notes Futures	Put	04/26/19	$106.63	57	114	22,266
5 Year U.S Treasury Notes Futures	Put	04/26/19	$115.00	96	96	6,000

Total Exchange Traded (cost $27,409)						$29,157

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
		Morgan Stanley & Co.
2- Year 10 CMS Curve CAP	Call	International PLC	11/21/19	0.13%	—	100	$518
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	200	1,111
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	577	5,238
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	561	5,094
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	1,402	11,997
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	2,784	25,969
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	2,820	27,127
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	561	5,531

Total OTC Traded (cost $4,126)							$82,585

Total Options Purchased (cost $31,535)							$111,742

See Notes to Financial Statements.

84

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2 Year U.S Treasury Notes Futures	Put	04/26/19	$106.25	114	228	$(7,125)

(premiums received $6,954)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
86	2 Year U.S. Treasury Notes	Jun. 2019	$18,326,062	$65,409
360	5 Year U.S. Treasury Notes	Jun. 2019	41,698,125	360,172
41	10 Year U.S. Ultra Treasury Notes	Jun. 2019	5,444,031	82,254
165	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	27,720,000	983,976
5	Euro STOXX 50 Index	Jun. 2019	183,519	2,736
1	FTSE 100 Index	Jun. 2019	93,927	2,192
4	Mini MSCI EAFE Index	Jun. 2019	373,280	2,861
11	S&P 500 E-Mini Index	Jun. 2019	1,560,790	47,104
1	TOPIX Index	Jun. 2019	143,643	(1,105)

				1,545,599

	Short Positions:
1	10 Year Euro-Bund	Jun. 2019	186,593	(3,711)
119	10 Year U.S. Treasury Notes	Jun. 2019	14,782,031	(166,140)
102	20 Year U.S. Treasury Bonds	Jun. 2019	15,264,938	(366,191)

				(536,042)

				$1,009,557

Forward foreign currency exchange contracts outstanding at March 31, 2019:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/17/19	BNP Paribas S.A.	EUR	1,113	$1,271,367	$1,249,828	$21,539	$—
Expiring 04/17/19	BNP Paribas S.A.	EUR	310	351,269	347,701	3,568	—
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	55	62,084	61,469	615	—

				$1,684,720	$1,658,998	$25,722	$—

See Notes to Financial Statements.

PGIM Balanced Fund	85

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Forward rate agreements outstanding at March 31, 2019:

Notional Amount (000)#	Termination Date(5)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements^:
16,000	04/15/19	—(3)	—(3)	$1,274	$—	$1,274	Citigroup Global Markets Inc.
44,100	04/23/19	—(4)	—(4)	(5,547)	—	(5,547)	Citigroup Global Markets Inc.

				$(4,273)	$—	$(4,273)

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.
(3)	The Series pays or receives payments based on CMM102 minus 7 Year CMS minus 1.3705% upon termination.
(4)	The Series pays or receives payments based on CMM102 minus 7 Year CMS minus 1.3526% upon termination.
(5)	The Series may choose to terminate these agreements at any time prior to the stated termination date.

Interest rate swap agreements outstanding at March 31, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR 715	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	$4,843	$(19,122)	$(23,965)
EUR 230	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(2,089)	(13,067)	(10,978)
4,030	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	(19,196)	(19,196)
235	09/27/21	2.330%(A)	1 Day USOIS(1)(A)	(66)	(1,455)	(1,389)
115	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(1,296)	(1,296)
610	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	1,557	5,494	3,937
1,469	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(1,708)	10,734	12,442
375	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(3,436)	2,456	5,892
850	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(1,674)	4,782	6,456
5,400	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	19,172	19,172
500	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	3,629	3,629
4,805	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	14,820	34,463	19,643
3,435	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	6,488	23,643	17,155
2,215	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	6,716	(15,713)	(22,429)
1,605	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(33,261)	(33,261)
1,309	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(922)	(62,049)	(61,127)
1,545	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	1,219	(72,895)	(74,114)
2,589	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	63	(122,848)	(122,911)
4,325	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	35,345	37,861	2,516
125	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	578	578
120	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	—	(1,685)	(1,685)
921	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	12,290	17,606	5,316
390	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	495	5,281	4,786

See Notes to Financial Statements.

86

Interest rate swap agreements outstanding at March 31, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
265	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	$—	$2,292	$2,292
655	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(362)	657	1,019
130	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(70)	(70)
2,638	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(54,088)	(103,010)	(48,922)
892	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(1,704)	(33,269)	(31,565)

				$17,787	$(330,288)	$(348,075)

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Forward Rate Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Rate Agreements	$—	$—	$1,274	$(5,547)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$895,000	$1,021,206
Goldman Sachs & Co. LLC	—	288,477

Total	$895,000	$1,309,683

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$361,423,032	$29,854,368	$—

See Notes to Financial Statements.

PGIM Balanced Fund	87

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Exchange-Traded Fund	$972,900	$—	$—
Preferred Stocks	209,450	155,165	—
Asset-Backed Securities
Automobiles	—	13,172,548	—
Collateralized Loan Obligations	—	10,170,801	—
Consumer Loans	—	1,969,121	—
Credit Cards	—	1,988,259	—
Equipment	—	2,000,749	—
Home Equity Loans	—	399,719	—
Other	—	345,145	—
Residential Mortgage-Backed Securities	—	4,794,983	—
Student Loans	—	4,901,648	—
Commercial Mortgage-Backed Securities	—	51,335,211	—
Corporate Bonds	—	70,200,423	—
Municipal Bonds	—	2,345,450	—
Residential Mortgage-Backed Securities	—	7,337,353	—
Sovereign Bonds	—	6,840,560	—
U.S. Government Agency Obligations	—	49,065,181	—
U.S. Treasury Obligations	—	7,310,598	—
Affiliated Mutual Funds	16,103,744	—	—
Options Purchased	29,157	82,585	—
Option Written	(7,125)	—	—
Other Financial Instruments*
Futures Contracts	1,009,557	—	—
OTC Forward Foreign Currency Exchange Contracts	—	25,722	—
OTC Forward Rate Agreements	—	—	(4,273)
Centrally Cleared Interest Rate Swap Agreements	—	(348,075)	—

Total	$379,740,715	$263,947,514	$(4,273)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2019 were as follows:

Commercial Mortgage-Backed Securities	7.9%
U.S. Government Agency Obligations	7.6
Banks	7.2
Software	4.1
Pharmaceuticals	3.3
Oil, Gas & Consumable Fuels	3.2
Interactive Media & Services	2.9
Automobiles	2.5

Affiliated Mutual Funds (0.5% represents investments purchased with collateral from securities on loan)	2.5%
Health Care Equipment & Supplies	2.4
IT Services	2.4
Internet & Direct Marketing Retail	2.3
Technology Hardware, Storage & Peripherals	2.0
Biotechnology	1.9

See Notes to Financial Statements.

88

Industry Classification (continued):

Residential Mortgage-Backed Securities	1.8%
Semiconductors & Semiconductor Equipment	1.8
Collateralized Loan Obligations	1.6
Aerospace & Defense	1.6
Equity Real Estate Investment Trusts (REITs)	1.6
Diversified Telecommunication Services	1.5
Insurance	1.5
Beverages	1.5
Capital Markets	1.4
Health Care Providers & Services	1.2
Chemicals	1.2
U.S. Treasury Obligations	1.2
Food Products	1.1
Communications Equipment	1.1
Sovereign Bonds	1.1
Diversified Financial Services	1.1
Specialty Retail	1.0
Life Sciences Tools & Services	1.0
Industrial Conglomerates	1.0
Road & Rail	0.9
Electric Utilities	0.9
Electric	0.9
Entertainment	0.9
Media	0.8
Tobacco	0.8
Hotels, Restaurants & Leisure	0.8
Student Loans	0.8
Machinery	0.7
Household Products	0.7
Oil & Gas	0.6
Electronic Equipment, Instruments & Components	0.6
Food & Staples Retailing	0.6
Auto Manufacturers	0.5
Real Estate Management & Development	0.5
Multi-Utilities	0.5
Distributors	0.5
Consumer Finance	0.5
Airlines	0.5
Telecommunications	0.4
Independent Power & Renewable Electricity Producers	0.4
Metals & Mining	0.4
Textiles, Apparel & Luxury Goods	0.4
Trading Companies & Distributors	0.4
Municipal Bonds	0.4
Pipelines	0.4

Equipment	0.3%
Foods	0.3
Credit Cards	0.3
Consumer Loans	0.3
Multiline Retail	0.3
Construction & Engineering	0.3
Wireless Telecommunication Services	0.3
Building Products	0.2
Gas Utilities	0.2
Healthcare-Services	0.2
Professional Services	0.2
Commercial Services	0.2
Personal Products	0.2
Exchange-Traded Fund	0.1
Air Freight & Logistics	0.1
Thrifts & Mortgage Finance	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Energy Equipment & Services	0.1
Commercial Services & Supplies	0.1
Auto Components	0.1
Electrical Equipment	0.1
Gas	0.1
Transportation Infrastructure	0.1
Packaging & Containers	0.1
Healthcare-Products	0.1
Oil & Gas Services	0.1
Household Durables	0.1
Multi-National	0.1
Retail	0.1
Mining	0.1
Agriculture	0.1
Lodging	0.1
Transportation	0.1
Semiconductors	0.1
Construction Materials	0.1
Diversified Consumer Services	0.1
Building Materials	0.1
Computers	0.1
Containers & Packaging	0.1
Home Equity Loans	0.1
Real Estate Investment Trusts (REITs)	0.1
Miscellaneous Manufacturing	0.1
Other	0.0	*
Health Care Technology	0.0	*
Forest Products & Paper	0.0	*
Water Utilities	0.0	*

See Notes to Financial Statements.

PGIM Balanced Fund	89

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Industry Classification (continued):

Home Builders	0.0	*%
Leisure Products	0.0	*
Engineering & Construction	0.0	*
Machinery-Diversified	0.0	*
Electronics	0.0	*
Options Purchased	0.0	*
Paper & Forest Products	0.0	*
Marine	0.0	*

	99.5
Option Written	(0.0	)*
Other assets in excess of liabilities	0.5

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Series invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, foreign exchange contracts risk, and interest rate contracts risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2019 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker—variation margin futures	$54,893	*	Due from/to broker—variation margin futures	$1,105	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	25,722		—	—
Interest rate contracts	Due from/to broker—variation margin futures	1,491,811	*	Due from/to broker—variation margin futures	536,042	*
Interest rate contracts	Due from/to broker—variation margin swaps	104,833	*	Due from/to broker—variation margin swaps	452,908	*
Interest rate contracts	Unaffiliated investments	111,742		Options written outstanding, at value	7,125

See Notes to Financial Statements.

90

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on OTC forward rate agreements	$1,274	Unrealized depreciation on OTC forward rate agreements	$5,547

		$1,790,275		$1,002,727

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Futures	Forward Currency Exchange Contracts	Forward Rate Agreements	Swaps
Equity contracts	$35	$—	$(115,121)	$—	$—	$—
Foreign exchange contracts	—	—	—	33,055	—	—
Interest rate contracts	—	(37,873)	436,458	—	(13,421)	209,201

Total	$35	$(37,873)	$321,337	$33,055	$(13,421)	$209,201

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts Agreements	Forward Rate	Swaps
Equity contracts	$(40)	$—	$—	$22,323	$—	$—	$—
Foreign exchange contracts	—	—	—	—	16,929	—	—
Interest rate contracts	—	70,091	(171)	1,657,213	—	(1,259)	(1,609,772)

Total	$(40)	$70,091	$(171)	$1,679,536	$16,929	$(1,259)	$(1,609,772)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Balanced Fund	91

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

For the six months ended March 31, 2019, the Series’ average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)
$25,809	$76,000	$94,925,509	$25,470,332

Forward Foreign Currency Exchange Contracts — Sold(3)	Forward Rate Agreements(2)	Inflation Swap Agreements(2)	Interest Rate Swap Agreements(2)
$1,262,943	$33,166,667	$690,000	$110,058,140

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)	Net Amount
Securities on Loan	$3,225,360	$(3,225,360)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$65,093	$—	$65,093	$—	$65,093
Barclays Bank PLC	16,974	—	16,974	—	16,974
BNP Paribas S.A.	25,107	—	25,107	—	25,107
Citigroup Global Markets Inc.	1,274	(5,547)	(4,273)	—	(4,273)

See Notes to Financial Statements.

92

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
JPMorgan Chase Bank, N.A.	$615	$—	$615	$—	$615
Morgan Stanley & Co. International PLC	518	—	518	—	518

	$109,581	$(5,547)	$104,034	$—	$104,034

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Balanced Fund	93

Statement of Assets & Liabilities (unaudited)

as of March 31, 2019

Assets
Investments at value, including securities on loan of $3,225,360:
Unaffiliated investments (cost $557,384,020)	$626,904,406
Affiliated investments (cost $15,906,897)	16,103,744
Foreign currency, at value (cost $346,850)	346,881
Receivable for Series shares sold	8,992,340
Receivable for investments sold	5,567,572
Dividends and interest receivable	1,876,542
Deposit with broker for centrally cleared/exchange-traded derivatives	895,000
Due from broker—variation margin swaps	111,579
Tax reclaim receivable	86,226
Unrealized appreciation on OTC forward foreign currency exchange contracts	25,722
Due from broker—variation margin futures	13,268
Unrealized appreciation on OTC forward rate agreements	1,274
Prepaid expenses	2,162

Total Assets	660,926,716

Liabilities
Payable for investments purchased	9,550,299
Payable to broker for collateral for securities on loan	3,266,548
Payable for Series shares reacquired	883,828
Management fee payable	261,176
Accrued expenses and other liabilities	223,149
Distribution fee payable	172,324
Due to broker—variation margin futures	102,008
Affiliated transfer agent fee payable	81,814
Options written outstanding, at value (proceeds received $6,954)	7,125
Unrealized depreciation on OTC forward rate agreements	5,547

Total Liabilities	14,553,818

Net Assets	$646,372,898

Net assets were comprised of:
Common stock, at par	$42,522
Paid-in capital in excess of par	575,172,895
Total distributable earnings (loss)	71,157,481

Net assets, March 31, 2019	$646,372,898

See Notes to Financial Statements.

94

Class A
Net asset value and redemption price per share, ($357,841,940 ÷ 23,615,881 shares of common stock issued and outstanding)	$15.15
Maximum sales charge (5.50% of offering price)	0.88

Maximum offering price to public	$16.03

Class B
Net asset value, offering price and redemption price per share,
($7,651,210 ÷ 501,789 shares of common stock issued and outstanding)	$15.25

Class C
Net asset value, offering price and redemption price per share,
($87,469,866 ÷ 5,735,676 shares of common stock issued and outstanding)	$15.25

Class R
Net asset value, offering price and redemption price per share,
($1,637,009 ÷ 107,994 shares of common stock issued and outstanding)	$15.16

Class Z
Net asset value, offering price and redemption price per share,
($171,049,731 ÷ 11,203,874 shares of common stock issued and outstanding)	$15.27

Class R6
Net asset value, offering price and redemption price per share,
($20,723,142 ÷ 1,356,851 shares of common stock issued and outstanding)	$15.27

See Notes to Financial Statements.

PGIM Balanced Fund	95

Statement of Operations (unaudited)

Six Months Ended March 31, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $33,236 foreign withholding tax)	$4,018,150
Interest income (net of $452 foreign withholding tax)	3,763,014
Affiliated dividend income	353,462
Income from securities lending, net (including affiliated income of $2,101)	2,265

Total income	8,136,891

Expenses
Management fee	2,003,852
Distribution fee(a)	994,440
Transfer agent’s fees and expenses (including affiliated expense of $183,344)(a)	381,045
Custodian and accounting fees	150,813
Registration fees(a)	50,040
Shareholders’ reports	37,534
Audit fee	22,723
Directors’ fees	12,012
Legal fees and expenses	9,828
Miscellaneous	36,678

Total expenses	3,698,965
Less: Fee waiver and/or expense reimbursement(a)	(445,614)
Distribution fee waiver(a)	(2,539)

Net expenses	3,250,812

Net investment income (loss)	4,886,079

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,006,600))	837,101
Futures transactions	321,337
Forward rate agreement transactions	(13,421)
Forward currency contract transactions	33,055
Swap agreement transactions	209,201
Foreign currency transactions	(55,989)

1,331,284

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $926,428)	(16,703,280)
Futures	1,679,536
Forward rate agreements	(1,259)
Forward currency contracts	16,929
Options written	(171)
Swap agreements	(1,609,772)
Foreign currencies	1,320

(16,616,697)

Net gain (loss) on investment and foreign currency transactions	(15,285,413)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(10,399,334)

See Notes to Financial Statements.

96

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	514,835	41,857	430,132	7,616	—	—
Transfer agent’s fees and expenses	217,867	12,190	41,911	2,759	106,277	41
Registration fees	10,076	7,382	8,880	7,300	8,266	8,136
Fee waiver and/or expense reimbursement	(287,301)	(4,446)	(45,686)	(6,044)	(89,895)	(12,242)
Distribution fee waiver	—	—	—	(2,539)	—	—

See Notes to Financial Statements.

PGIM Balanced Fund	97

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2019	Year Ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,886,079	$7,140,712
Net realized gain (loss) on investment and foreign currency transactions	1,331,284	35,930,166
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(16,616,697)	6,435,322

Net increase (decrease) in net assets resulting from operations	(10,399,334)	49,506,200

Dividends and Distributions
Distributions from distributable earnings*
Class A	(20,492,778)	—
Class B	(474,259)	—
Class C	(4,851,586)	—
Class R	(117,772)	—
Class Z	(10,538,342)	—
Class R6	(419,154)	—

	(36,893,891)	—

Dividends from net investment income
Class A		(4,273,229)
Class B		(30,440)
Class C		(426,577)
Class R		(13,806)
Class Z		(2,360,421)
Class R6		(5,451)

	*	(7,109,924)

Distributions from net realized gains
Class A		(14,743,277)
Class B		(465,067)
Class C		(3,313,753)
Class R		(68,936)
Class Z		(6,197,978)
Class R6		(420)

	*	(24,789,431)

See Notes to Financial Statements.

98

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
Series share transactions (Net of share conversions)
Net proceeds from shares sold		$85,937,299	$126,810,987
Net asset value of shares issued in reinvestment of dividends and distributions		35,249,400	30,267,050
Cost of shares reacquired		(75,573,114)	(96,702,428)

Net increase (decrease) in net assets from Series share transactions		45,613,585	60,375,609

Total increase (decrease)		(1,679,640)	77,982,454
Net Assets:
Beginning of period		648,052,538	570,070,084

End of period(a)		$646,372,898	$648,052,538

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$742,847

*	For the period ended March 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

PGIM Balanced Fund	99

Notes to Financial Statements (unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company was incorporated in Maryland on August 10, 1995 and consists of six series: PGIM Balanced Fund, PGIM Jennison Equity Opportunity Fund and PGIM Jennison Growth Fund, PGIM Allocation Fund, PGIM Moderate Allocation Fund and PGIM Allocation Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Balanced Fund (the “Series”).

The investment objective of the Series is to seek income and long-term growth of capital.

1. Accounting Policies

The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

100

of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Series is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Series utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business

PGIM Balanced Fund	101

Notes to Financial Statements (unaudited) (continued)

days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Series utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s

102

most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Series has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Series limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Series’ LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Series’ investments in restricted securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR): The Series purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Series. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Series could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of

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Notes to Financial Statements (unaudited) (continued)

the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Series does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Series enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Series’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Series purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of

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equities or foreign currency exchange rates with respect to securities or financial instruments which the Series currently owns or intends to purchase. The Series may also use options to gain additional market exposure. The Series’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Series, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Series, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Series since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Series writes an option on a swap, an amount equal to any premium received by the Series is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Series becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Series becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Series will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or

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Notes to Financial Statements (unaudited) (continued)

is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Series invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Series since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Series entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Series entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Series is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Series used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Series’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

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Master Netting Arrangements: The Company, on behalf of the Series, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Company, on behalf of the Series, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Series is held in a segregated account by the Series’ custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Series is segregated by the Series’ custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Series and the applicable counterparty. Collateral requirements are determined based on the Series’ net position with each counterparty. Termination events applicable to the Series may occur upon a decline in the Series’ net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Series’ counterparties to elect early termination could impact the Series’ future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with

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Notes to Financial Statements (unaudited) (continued)

the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of March 31, 2019, the Series has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: The Series holds warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Series until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Series lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of

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the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Series invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Series becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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Notes to Financial Statements (unaudited) (continued)

2. Agreements

The Company, on behalf of the Series, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadvisers’ performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Series. PGIM Investments administers the corporate affairs of the Series and, in connection therewith, furnishes the Series with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Series’ custodian and the Series’ transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Series. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Series, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into subadvisory agreements with each of PGIM, Inc., which provides subadvisory services to the Series through its PGIM Fixed Income unit, and QMA LLC (formerly known as Quantitative Management Associates LLC) (“QMA”). The subadvisory agreements provide that the PGIM, Inc. and QMA will furnish investment advisory services in connection with the management of the Series. In connection therewith, are obligated to keep certain books and records of the Series. PGIM Investments pays for the services of , the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.65% of the Series’ average daily net assets up to and including $1 billion and 0.60% of such average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.65% for the six months ended March 31, 2019.

The Manager has contractually agreed, through January 31, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.00% of average daily net assets for Class A shares, 1.63% of average daily net assets for Class R shares. and 0.65% of average daily net assets for Class R6 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

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Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year.

The Company, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS has contractually agreed through January 31, 2020 to limit such fees to 0.50% of the average daily net assets of Class R shares.

For the reporting period ended March 31, 2019, PIMS received $507,703 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended March 31, 2019, PIMS received $10,528, $2,247 and $6,362 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc., PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated

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Notes to Financial Statements (unaudited) (continued)

solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Series’ Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Series’ Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Series also invests in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission (“SEC”), a series of Prudential Investment Portfolios 2 (together with PGIM Core Ultra Short Bond Fund, the “Core Funds”), registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2019, were $393,011,905 and $392,568,664, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended March 31, 2019, is presented as follows:

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Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Short-Term Bond Fund*
$19,347,175	$153,935	$18,000,000	$926,415	$(1,005,712)	$1,421,813	154,043	$153,935
PGIM Core Ultra Short Bond Fund*
14,790,038	89,764,426	93,147,068	—	—	11,407,396	11,407,396	199,527
PGIM Institutional Money Market Fund*
—	40,511,522	37,236,112	13	(888)	3,274,535	3,273,880	2,101	**

$34,137,213	$130,429,883	$148,383,180	$926,428	$(1,006,600)	$16,103,744		$355,563

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended March 31, 2019, no 17a-7 transactions were entered into by the Series.

5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2019 were as follows:

Tax Basis	$573,975,222

Gross Unrealized Appreciation	209,318,956
Gross Unrealized Depreciation	(139,610,222)

Net Unrealized Appreciation	$69,708,734

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Series offers Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to

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Notes to Financial Statements (unaudited) (continued)

purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 6.25 billion shares of common stock at $0.001 par value. There are 923 million shares authorized for the Series, divided into seven classes, designated Class A, Class B, Class C, Class R, Class Z, Class T and Class R6 common stock, each of which consists of 125 million, 3 million, 25 million, 125 million, 280 million, 75 million and 290 million authorized shares, respectively. The Series currently does not have any Class T shares outstanding.

As of March 31, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned and 685 Class R6 shares of the Series. At reporting period end, four shareholders of record, each holding greater than 5% of the Series, held 36% of the Series’ outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2019:
Shares sold	1,891,752	$27,932,046
Shares issued in reinvestment of dividends and distributions	1,395,165	20,146,233
Shares reacquired	(1,740,843)	(25,908,923)

Net increase (decrease) in shares outstanding before conversion	1,546,074	22,169,356
Shares issued upon conversion from other share class(es)	94,485	1,385,408
Shares reacquired upon conversion into other share class(es)	(55,886)	(830,451)

Net increase (decrease) in shares outstanding	1,584,673	$22,724,313

Year ended September 30, 2018:
Shares sold	2,114,633	$33,859,226
Shares issued in reinvestment of dividends and distributions	1,183,723	18,679,243
Shares reacquired	(2,881,571)	(46,190,036)

Net increase (decrease) in shares outstanding before conversion	416,785	6,348,433
Shares issued upon conversion from other share class(es)	146,588	2,364,669
Shares reacquired upon conversion into other share class(es)	(98,898)	(1,578,382)

Net increase (decrease) in shares outstanding	464,475	$7,134,720

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Class B	Shares	Amount
Six months ended March 31, 2019:
Shares sold	17,473	$257,742
Shares issued in reinvestment of dividends and distributions	31,249	454,248
Shares reacquired	(54,261)	(818,984)

Net increase (decrease) in shares outstanding before conversion	(5,539)	(106,994)
Shares reacquired upon conversion into other share class(es)	(61,724)	(905,426)

Net increase (decrease) in shares outstanding	(67,263)	$(1,012,420)

Year ended September 30, 2018:
Shares sold	52,625	$856,463
Shares issued in reinvestment of dividends and distributions	29,949	474,518
Shares reacquired	(99,677)	(1,594,591)

Net increase (decrease) in shares outstanding before conversion	(17,103)	(263,610)
Shares reacquired upon conversion into other share class(es)	(102,780)	(1,673,559)

Net increase (decrease) in shares outstanding	(119,883)	$(1,937,169)

Class C
Six months ended March 31, 2019:
Shares sold	801,844	$12,069,079
Shares issued in reinvestment of dividends and distributions	319,934	4,652,224
Shares reacquired	(734,363)	(10,931,827)

Net increase (decrease) in shares outstanding before conversion	387,415	5,789,476
Shares reacquired upon conversion into other share class(es)	(111,180)	(1,661,697)

Net increase (decrease) in shares outstanding	276,235	$4,127,779

Year ended September 30, 2018:
Shares sold	1,574,301	$25,358,883
Shares issued in reinvestment of dividends and distributions	223,893	3,550,964
Shares reacquired	(895,301)	(14,375,739)

Net increase (decrease) in shares outstanding before conversion	902,893	14,534,108
Shares reacquired upon conversion into other share class(es)	(95,177)	(1,541,254)

Net increase (decrease) in shares outstanding	807,716	$12,992,854

Class R
Six months ended March 31, 2019:
Shares sold	21,571	$317,342
Shares issued in reinvestment of dividends and distributions	6,143	88,780
Shares reacquired	(55,591)	(835,172)

Net increase (decrease) in shares outstanding	(27,877)	$(429,050)

Year ended September 30, 2018:
Shares sold	60,737	$980,875
Shares issued in reinvestment of dividends and distributions	3,582	56,555
Shares reacquired	(19,869)	(320,405)

Net increase (decrease) in shares outstanding	44,450	$717,025

PGIM Balanced Fund	115

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended March 31, 2019:
Shares sold	1,752,645	$26,577,798
Shares issued in reinvestment of dividends and distributions	652,565	9,488,765
Shares reacquired	(2,438,188)	(36,137,479)

Net increase (decrease) in shares outstanding before conversion	(32,978)	(70,916)
Shares issued upon conversion from other share class(es)	135,491	2,034,061
Shares reacquired upon conversion into other share class(es)	(5,492)	(84,572)

Net increase (decrease) in shares outstanding	97,021	$1,878,573

Year ended September 30, 2018:
Shares sold	3,912,312	$63,303,416
Shares issued in reinvestment of dividends and distributions	471,527	7,499,899
Shares reacquired	(2,121,228)	(34,174,419)

Net increase (decrease) in shares outstanding before conversion	2,262,611	36,628,896
Shares issued upon conversion from other share class(es)	176,101	2,840,247
Shares reacquired upon conversion into other share class(es)	(30,366)	(485,580)

Net increase (decrease) in shares outstanding	2,408,346	$38,983,563

Class R6
Six months ended March 31, 2019:
Shares sold	1,234,743	$18,783,292
Shares issued in reinvestment of dividends and distributions	28,773	419,150
Shares reacquired	(62,802)	(940,729)

Net increase (decrease) in shares outstanding before conversion	1,200,714	18,261,713
Shares issued upon conversion from other share class(es)	4,465	62,677

Net increase (decrease) in shares outstanding	1,205,179	$18,324,390

Period ended September 30, 2018*:
Shares sold	149,589	$2,452,124
Shares issued in reinvestment of dividends and distributions	360	5,871
Shares reacquired	(2,881)	(47,238)

Net increase (decrease) in shares outstanding before conversion	147,068	2,410,757
Shares issued upon conversion from other share class(es)	4,604	73,859

Net increase (decrease) in shares outstanding	151,672	$2,484,616

*	Commencement of offering was November 28, 2017.

7. Borrowings

The Company, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Series’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 4, 2018, the Funds had another

116

SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Series utilized the SCA during the reporting period ended March 31, 2019. The average daily balance for the 8 days that the Series had loans outstanding during the period was approximately $5,606,625, borrowed at a weighted average interest rate of 3.70%. The maximum loan outstanding amount during the period was $8,135,000. At March 31, 2019, the Series did not have an outstanding loan amount.

8. Risks of Investing in the Series

The Series’ risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Series’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Series for redemption before it matures and the Series may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Series. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Series will depend on the Subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Series. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Series’ derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Series.

PGIM Balanced Fund	117

Notes to Financial Statements (unaudited) (continued)

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Series invests could go down. The Series’ holdings can vary significantly from broad market indexes and the performance of the Series can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Series may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Series’ holdings may fall sharply. This is referred to as “extension risk. The Series may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Series’ investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the Subadviser.

Liquidity Risk: The Series may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Series are difficult to purchase or sell. Liquidity risk includes the risk that the Series may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Series is forced to sell these investments to pay redemption proceeds or for other reasons, the Series may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Series may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Series’ value or prevent the Series from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Series’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Series fall, the value of an investment in the Series will decline. Additionally, the Series may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Series has unsettled or open transactions defaults.

118

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to Financial Statements. The Manager has adopted the amendments and reflected them in the Series’ financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Series’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

10. Subsequent Event

At a meeting held on December 6, 2018, the Board of Directors of the Series approved a plan of reorganization whereby the PGIM Balanced Fund would acquire the PGIM Conservative Allocation Fund and the PGIM Moderate Allocation Fund. This reorganization was approved by the shareholders of the PGIM Conservative Allocation Fund and the PGIM Moderate Allocation Fund on May 7, 2019 and is scheduled to be completed on or about June 21, 2019.

PGIM Balanced Fund	119

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,	Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.38	$15.93	$14.99	$14.67	$16.45	$14.70
Income (loss) from investment operations:
Net investment income (loss)	0.12	0.19	0.17	0.18	0.18	0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.42)	1.15	1.43	1.25	(0.09)	1.76
Total from investment operations	(0.30)	1.34	1.60	1.43	0.09	1.96
Less Dividends and Distributions:
Dividends from net investment income	(0.13)	(0.20)	(0.18)	(0.19)	(0.33)	(0.21)
Distributions from net realized gains	(0.80)	(0.69)	(0.48)	(0.92)	(1.54)	-
Total dividends and distributions	(0.93)	(0.89)	(0.66)	(1.11)	(1.87)	(0.21)
Net asset value, end of period	$15.15	$16.38	$15.93	$14.99	$14.67	$16.45
Total Return(b):	(1.54)%	8.66%	10.99%	10.15%	0.17%	13.43%

Ratios/Supplemental Data:
Net assets, end of period (000)	$357,842	$360,798	$343,550	$324,422	$295,456	$303,153
Average net assets (000)	$344,156	$352,124	$332,088	$308,458	$309,664	$295,552
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.00% (e)	1.12%	1.18%	1.23%	1.23%	1.22%
Expenses before waivers and/or expense reimbursement	1.17% (e)	1.17%	1.20%	1.25%	1.25%	1.24%
Net investment income (loss)	1.64% (e)	1.22%	1.11%	1.23%	1.16%	1.27%
Portfolio turnover rate(f)(g)	68%	145%	180%	230%	216%	215%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)	The Series accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

120

Class B Shares
	Six Months Ended March 31,	Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.47	$16.02	$15.08	$14.75	$16.45	$14.71
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.04	0.06	0.08	0.07	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.41)	1.15	1.43	1.25	(0.09)	1.75
Total from investment operations	(0.37)	1.19	1.49	1.33	(0.02)	1.84
Less Dividends and Distributions:
Dividends from net investment income	(0.05)	(0.05)	(0.07)	(0.08)	(0.14)	(0.10)
Distributions from net realized gains	(0.80)	(0.69)	(0.48)	(0.92)	(1.54)	-
Total dividends and distributions	(0.85)	(0.74)	(0.55)	(1.00)	(1.68)	(0.10)
Net asset value, end of period	$15.25	$16.47	$16.02	$15.08	$14.75	$16.45
Total Return(b):	(2.02)%	7.62%	10.16%	9.41%	(0.49)%	12.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,651	$9,374	$11,040	$12,101	$12,376	$14,899
Average net assets (000)	$8,394	$10,376	$11,624	$12,405	$14,068	$14,806
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.10% (e)	2.07%	1.88%	1.93%	1.93%	1.92%
Expenses before waivers and/or expense reimbursement	2.20% (e)	2.13%	1.90%	1.95%	1.95%	1.94%
Net investment income (loss)	0.53% (e)	0.26%	0.41%	0.54%	0.46%	0.57%
Portfolio turnover rate(f)(g)	68%	145%	180%	230%	216%	215%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)	The Series accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Balanced Fund	121

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31,	Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.48	$16.02	$15.08	$14.74	$16.45	$14.71
Income (loss) from investment operations:
Net investment income (loss)	0.07	0.08	0.06	0.08	0.07	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.43)	1.16	1.43	1.26	(0.10)	1.75
Total from investment operations	(0.36)	1.24	1.49	1.34	(0.03)	1.84
Less Dividends and Distributions:
Dividends from net investment income	(0.07)	(0.09)	(0.07)	(0.08)	(0.14)	(0.10)
Distributions from net realized gains	(0.80)	(0.69)	(0.48)	(0.92)	(1.54)	-
Total dividends and distributions	(0.87)	(0.78)	(0.55)	(1.00)	(1.68)	(0.10)
Net asset value, end of period	$15.25	$16.48	$16.02	$15.08	$14.74	$16.45
Total Return(b):	(1.90)%	7.92%	10.16%	9.49%	(0.56)%	12.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$87,470	$89,949	$74,527	$57,448	$30,093	$20,838
Average net assets (000)	$86,258	$82,930	$66,532	$43,525	$26,353	$17,899
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.75% (e)	1.81%	1.88%	1.93%	1.93%	1.92%
Expenses before waivers and/or expense reimbursement	1.86% (e)	1.87%	1.90%	1.95%	1.95%	1.94%
Net investment income (loss)	0.89% (e)	0.52%	0.41%	0.53%	0.47%	0.58%
Portfolio turnover rate(f)(g)	68%	145%	180%	230%	216%	215%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)	The Series accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

122

Class R Shares
	Six Months Ended March 31,	Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.38	$15.94	$15.00	$14.68	$16.43	$14.69
Income (loss) from investment operations:
Net investment income (loss)	0.07	0.11	0.14	0.15	0.15	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.41)	1.14	1.43	1.25	(0.09)	1.75
Total from investment operations	(0.34)	1.25	1.57	1.40	0.06	1.92
Less Dividends and Distributions:
Dividends from net investment income	(0.08)	(0.12)	(0.15)	(0.16)	(0.27)	(0.18)
Distributions from net realized gains	(0.80)	(0.69)	(0.48)	(0.92)	(1.54)	-
Total dividends and distributions	(0.88)	(0.81)	(0.63)	(1.08)	(1.81)	(0.18)
Net asset value, end of period	$15.16	$16.38	$15.94	$15.00	$14.68	$16.43
Total Return(b):	(1.80)%	8.07%	10.77%	9.93%	0.02%	13.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,637	$2,226	$1,457	$723	$553	$482
Average net assets (000)	$2,037	$1,837	$947	$739	$528	$395
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.63% (e)	1.63%	1.38%	1.43%	1.43%	1.42%
Expenses before waivers and/or expense reimbursement	2.48% (e)	2.88%	1.65%	1.70%	1.70%	1.69%
Net investment income (loss)	0.99% (e)	0.71%	0.92%	1.04%	0.96%	1.08%
Portfolio turnover rate(f)(g)	68%	145%	180%	230%	216%	215%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)	The Series accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Balanced Fund	123

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31,	Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.49	$16.04	$15.09	$14.75	$16.57	$14.80
Income (loss) from investment operations:
Net investment income (loss)	0.14	0.24	0.22	0.22	0.23	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.41)	1.15	1.43	1.27	(0.10)	1.77
Total from investment operations	(0.27)	1.39	1.65	1.49	0.13	2.02
Less Dividends and Distributions:
Dividends from net investment income	(0.15)	(0.25)	(0.22)	(0.23)	(0.41)	(0.25)
Distributions from net realized gains	(0.80)	(0.69)	(0.48)	(0.92)	(1.54)	-
Total dividends and distributions	(0.95)	(0.94)	(0.70)	(1.15)	(1.95)	(0.25)
Net asset value, end of period	$15.27	$16.49	$16.04	$15.09	$14.75	$16.57
Total Return(b):	(1.34)%	8.91%	11.32%	10.57%	0.41%	13.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$171,050	$183,204	$139,497	$92,562	$63,516	$98,321
Average net assets (000)	$169,727	$156,026	$118,555	$79,518	$59,423	$89,928
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.77% (e)	0.82%	0.88%	0.93%	0.93%	0.92%
Expenses before waivers and/or expense reimbursement	0.87% (e)	0.88%	0.90%	0.95%	0.95%	0.94%
Net investment income (loss)	1.87% (e)	1.52%	1.41%	1.53%	1.45%	1.57%
Portfolio turnover rate(f)(g)	68%	145%	180%	230%	216%	215%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)	The Series accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

124

Class R6 Shares
	Six Months Ended March 31, 2019	November 28, 2017(a) through September 30, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.50	$16.48
Income (loss) from investment operations:
Net investment income (loss)	0.15	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.43)	0.73
Total from investment operations	(0.28)	0.96
Less Dividends and Distributions:
Dividends from net investment income	(0.15)	(0.25)
Distributions from net realized gains	(0.80)	(0.69)
Total dividends and distributions	(0.95)	(0.94)
Net asset value, end of period	$15.27	$16.50
Total Return(c):	(1.36)%	6.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,723	$2,502
Average net assets (000)	$7,675	$295
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.65% (e)	0.67%	(e)
Expenses before waivers and/or expense reimbursement	0.97% (e)	11.39%	(e)
Net investment income (loss)	2.09% (e)	1.73%	(e)
Portfolio turnover rate(f)(g)	68%	145%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)	The Series accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Balanced Fund	125

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Balanced Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at sec.gov. Beginning with reporting periods on or after March 31, 2019, Form N-PORT will replace Form N-Q. Form N-PORT will be filed with the Securities and Exchange Commission quarterly, and each Fund’s full portfolio holdings as of its first and third quarters of each fiscal year will be made publicly available 60 days after the end of each quarter. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM BALANCED FUND

SHARE CLASS	A	B	C	R	Z	R6*
NASDAQ	PIBAX	PBFBX	PABCX	PALRX	PABFX	PIBQX
CUSIP	74437E883	74437E875	74437E867	74437E636	74437E859	74437E461

* Formerly known as Class Q shares.

MF185E2

PGIM JENNISON EQUITY OPPORTUNITY FUND

(Formerly known as Prudential Jennison Equity Opportunity Fund)

SEMIANNUAL REPORT

MARCH 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Jennison Equity Opportunity Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Equity Opportunity Fund informative and useful. The report covers performance for the six-month period ended March 31, 2019.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Equity Opportunity Fund

May 15, 2019

*The Prudential Day One Funds did not change their names.

PGIM Jennison Equity Opportunity Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 3/31/19 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 3/31/19 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–8.81	–8.83	4.26	13.17	—
Class B	–9.23	–8.31	4.52	12.98	—
Class C	–9.16	–5.02	4.68	13.02	—
Class R	–9.05	–4.04	5.14	13.54	—
Class Z	–8.70	–3.27	5.75	14.16	—
Class R6**	–8.65	–3.21	N/A	N/A	5.84 (11/25/14)
S&P 500 Index
	–1.72	9.49	10.90	15.91	—
Lipper Customized Blend Funds Average***
	–3.55	3.90	7.27	13.95	—
Lipper Multi-Cap Value Funds Average***
	–4.16	1.78	6.20	13.57	—

*Not annualized.

**Formerly known as Class Q shares.

***The Lipper Customized Blend Funds Average is a blend of the Lipper Multi-Cap Core Funds and Lipper Multi-Cap Value Funds Averages. The Lipper Customized Blend Funds Average was utilized because the Fund’s manager believes that a blend of the Lipper Multi-Cap Core Funds and Lipper Multi-Cap Value Funds Averages provides a more appropriate basis for Fund performance comparisons, although Lipper classifies the Fund in its Multi-Cap Value Funds universe.

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Averages are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6**
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr.1) 4.00% (Yr.2) 3.00% (Yr.3) 2.00% (Yr.4) 1.00% (Yr.5) 1.00% (Yr.6) 0.00% (Yr.7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares.

Benchmark Definitions

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 9.78%.

Lipper Customized Blend Funds Average—The Lipper Customized Blend Funds Average (Lipper Average) is a 50/50 blend of the Lipper Multi-Cap Value Funds and Lipper Multi-Cap Core Funds Averages. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 6.58%.

Lipper Multi-Cap Value Funds Average—The Lipper Multi-Cap Value Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Multi-Cap Value Funds universe for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Value Funds in the Lipper Average typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P SuperComposite 1500 Index. The average

PGIM Jennison Equity Opportunity Fund	7

Your Fund’s Performance (continued)

annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 5.59%.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 3/31/19 (%)
Alphabet, Inc. (Class C Stock), Interactive Media & Services	2.6
Microsoft Corp., Software	2.4
Verint Systems, Inc., Software	1.9
Mondelez International, Inc. (Class A Stock), Food Products	1.9
Union Pacific Corp., Road & Rail	1.8

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/19 (%)
Software	8.7
Hotels, Restaurants, & Leisure	6.2
Oil, Gas, & Consumable Fuels	6.0
Pharmaceuticals	5.8
Capital Markets	4.6

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Equity Opportunity Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Equity Opportunity Fund		Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$911.90	1.10%	$5.24
	Hypothetical	$1,000.00	$1,019.45	1.10%	$5.54
Class B	Actual	$1,000.00	$907.70	2.03%	$9.66
	Hypothetical	$1,000.00	$1,014.81	2.03%	$10.20
Class C	Actual	$1,000.00	$908.40	1.83%	$8.71
	Hypothetical	$1,000.00	$1,015.81	1.83%	$9.20
Class R	Actual	$1,000.00	$909.50	1.53%	$7.28
	Hypothetical	$1,000.00	$1,017.30	1.53%	$7.70
Class Z	Actual	$1,000.00	$913.00	0.78%	$3.72
	Hypothetical	$1,000.00	$1,021.04	0.78%	$3.93
Class R6**	Actual	$1,000.00	$913.50	0.74%	$3.53
	Hypothetical	$1,000.00	$1,021.24	0.74%	$3.73

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2019, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of March 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 96.2%

COMMON STOCKS

Aerospace & Defense 3.8%
Airbus SE (France)	26,453	$3,509,171
Boeing Co. (The)	11,261	4,295,170
United Technologies Corp.	44,039	5,676,187

		13,480,528

Airlines 1.4%
Delta Air Lines, Inc.	98,331	5,078,796

Banks 4.4%
Citigroup, Inc.	100,982	6,283,100
Pinnacle Financial Partners, Inc.	78,327	4,284,487
Wells Fargo & Co.	107,645	5,201,406

		15,768,993

Biotechnology 4.1%
Alexion Pharmaceuticals, Inc.*	45,395	6,136,496
BioMarin Pharmaceutical, Inc.*	52,131	4,630,797
Celgene Corp.*	40,671	3,836,902

		14,604,195

Capital Markets 4.6%
Goldman Sachs Group, Inc. (The)	31,762	6,097,987
Moelis & Co. (Class A Stock)	128,448	5,344,721
Morgan Stanley	111,219	4,693,442

		16,136,150

Chemicals 1.4%
DowDuPont, Inc.	94,772	5,052,295

Communications Equipment 1.0%
Nokia OYJ (Finland), ADR(a)	595,089	3,403,909

Construction & Engineering 0.4%
Arcosa, Inc.	47,283	1,444,496

Construction Materials 1.2%
Summit Materials, Inc. (Class A Stock)*	271,735	4,312,435

See Notes to Financial Statements.

PGIM Jennison Equity Opportunity Fund	11

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Containers & Packaging 1.4%
Graphic Packaging Holding Co.	392,934	$4,962,756

Diversified Consumer Services 2.5%
Houghton Mifflin Harcourt Co.*	468,398	3,405,254
Laureate Education, Inc. (Class A Stock)*	360,600	5,398,182

		8,803,436

Diversified Telecommunication Services 1.0%
Inmarsat PLC (United Kingdom)	463,634	3,364,722

Electrical Equipment 2.1%
Emerson Electric Co.	77,844	5,329,979
GrafTech International Ltd.	162,456	2,077,812

		7,407,791

Electronic Equipment, Instruments & Components 1.0%
FLIR Systems, Inc.	76,092	3,620,457

Energy Equipment & Services 1.2%
TechnipFMC PLC (United Kingdom)	183,468	4,315,167

Entertainment 2.3%
Spotify Technology SA*(a)	25,720	3,569,936
Viacom, Inc. (Class B Stock)	166,388	4,670,511

		8,240,447

Equity Real Estate Investment Trusts (REITs) 1.3%
CoreCivic, Inc.	240,795	4,683,463

Food & Staples Retailing 1.8%
Walmart, Inc.	63,545	6,197,544

Food Products 1.9%
Mondelez International, Inc. (Class A Stock)	138,070	6,892,454

Health Care Providers & Services 2.1%
Cigna Corp.	29,211	4,697,713
UnitedHealth Group, Inc.	10,453	2,584,609

		7,282,322

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 6.2%
Extended Stay America, Inc., UTS	256,694	$4,607,657
International Game Technology PLC	378,373	4,915,065
MGM Resorts International	193,580	4,967,263
Playa Hotels & Resorts NV*	490,360	3,741,447
SeaWorld Entertainment, Inc.*(a)	150,109	3,866,808

		22,098,240

Insurance 3.5%
Brighthouse Financial, Inc.*	72,885	2,644,997
Chubb Ltd.	32,209	4,511,837
MetLife, Inc.	125,792	5,354,965

		12,511,799

Interactive Media & Services 2.6%
Alphabet, Inc. (Class C Stock)*	7,717	9,054,433

Internet & Direct Marketing Retail 0.8%
Qurate Retail, Inc.*	181,761	2,904,541

IT Services 1.1%
Verra Mobility Corp.*	335,925	3,997,508

Machinery 1.6%
Trinity Industries, Inc.	253,151	5,500,971

Media 3.1%
Comcast Corp. (Class A Stock)	127,085	5,080,858
Liberty Global PLC (United Kingdom) (Class C Stock)*	241,824	5,854,559

		10,935,417

Metals & Mining 2.5%
Lundin Mining Corp. (Chile)	801,896	3,720,399
Teck Resources Ltd. (Canada) (Class B Stock)	223,059	5,170,508

		8,890,907

Oil, Gas & Consumable Fuels 6.0%
Anadarko Petroleum Corp.	80,586	3,665,051
Concho Resources, Inc.	55,242	6,129,653
Noble Energy, Inc.	209,546	5,182,073

See Notes to Financial Statements.

PGIM Jennison Equity Opportunity Fund	13

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	45,775	$2,865,057
Valero Energy Corp.	41,599	3,528,843

		21,370,677

Pharmaceuticals 5.8%
Allergan PLC	40,464	5,924,334
AstraZeneca PLC (United Kingdom), ADR	127,001	5,134,650
Bristol-Myers Squibb Co.	96,567	4,607,212
Merck & Co., Inc.	58,250	4,844,653

		20,510,849

Professional Services 1.5%
Nielsen Holdings PLC	229,986	5,443,769

Road & Rail 1.8%
Union Pacific Corp.	38,991	6,519,295

Semiconductors & Semiconductor Equipment 4.4%
Lam Research Corp.	14,699	2,631,268
NVIDIA Corp.	21,611	3,880,471
QUALCOMM, Inc.	110,823	6,320,236
Silicon Laboratories, Inc.*	33,619	2,718,432

		15,550,407

Software 8.7%
BlackBerry Ltd. (Canada)*(a)	493,378	4,978,184
FireEye, Inc.*(a)	158,903	2,667,981
Microsoft Corp.	71,044	8,378,929
PTC, Inc.*	24,560	2,263,941
Teradata Corp.*(a)	130,530	5,697,635
Verint Systems, Inc.*	115,646	6,922,570

		30,909,240

Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc.	16,736	3,179,003
Pure Storage, Inc. (Class A Stock)*	156,691	3,414,297

		6,593,300

Textiles, Apparel & Luxury Goods 1.3%
Tapestry, Inc.	146,513	4,760,207

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Tobacco 1.5%
Philip Morris International, Inc.	59,375	$5,248,156

Trading Companies & Distributors 1.0%
Beacon Roofing Supply, Inc.*	113,267	3,642,667

TOTAL LONG-TERM INVESTMENTS (cost $321,598,173)		341,494,739

SHORT-TERM INVESTMENTS 8.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	17,276,895	17,276,895
PGIM Institutional Money Market Fund (cost $13,487,277; includes $13,450,094 of cash collateral for securities on loan)(b)(w)	13,487,041	13,489,738

TOTAL SHORT-TERM INVESTMENTS (cost $30,764,172)		30,766,633

TOTAL INVESTMENTS 104.9% (cost $352,362,345)		372,261,372
Liabilities in excess of other assets (4.9)%		(17,545,263)

NET ASSETS 100.0%		$354,716,109

Below is a list of the abbreviation(s) used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REIT(s)—Real Estate Investment Trust(s)

UTS—Unit Trust Security

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,365,124; cash collateral of $13,450,094 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Jennison Equity Opportunity Fund	15

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$9,971,357	$3,509,171	$—
Airlines	5,078,796	—	—
Banks	15,768,993	—	—
Biotechnology	14,604,195	—	—
Capital Markets	16,136,150	—	—
Chemicals	5,052,295	—	—
Communications Equipment	3,403,909	—	—
Construction & Engineering	1,444,496	—	—
Construction Materials	4,312,435	—	—
Containers & Packaging	4,962,756	—	—
Diversified Consumer Services	8,803,436	—	—
Diversified Telecommunication Services	—	3,364,722	—
Electrical Equipment	7,407,791	—	—
Electronic Equipment, Instruments & Components	3,620,457	—	—
Energy Equipment & Services	4,315,167	—	—
Entertainment	8,240,447	—	—
Equity Real Estate Investment Trusts (REITs)	4,683,463	—	—
Food & Staples Retailing	6,197,544	—	—
Food Products	6,892,454	—	—
Health Care Providers & Services	7,282,322	—	—
Hotels, Restaurants & Leisure	22,098,240	—	—
Insurance	12,511,799	—	—
Interactive Media & Services	9,054,433	—	—
Internet & Direct Marketing Retail	2,904,541	—	—
IT Services	3,997,508	—	—
Machinery	5,500,971	—	—
Media	10,935,417	—	—
Metals & Mining	8,890,907	—	—
Oil, Gas & Consumable Fuels	21,370,677	—	—
Pharmaceuticals	20,510,849	—	—
Professional Services	5,443,769	—	—
Road & Rail	6,519,295	—	—
Semiconductors & Semiconductor Equipment	15,550,407	—	—
Software	30,909,240	—	—
Technology Hardware, Storage & Peripherals	6,593,300	—	—
Textiles, Apparel & Luxury Goods	4,760,207	—	—
Tobacco	5,248,156	—	—
Trading Companies & Distributors	3,642,667	—	—
Affiliated Mutual Funds	30,766,633	—	—

Total	$365,387,479	$6,873,893	$—

See Notes to Financial Statements.

16

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2019 were as follows:

Software	8.7%
Affiliated Mutual Funds (3.8% represents investments purchased with collateral from securities on loan)	8.7
Hotels, Restaurants & Leisure	6.2
Oil, Gas & Consumable Fuels	6.0
Pharmaceuticals	5.8
Capital Markets	4.6
Banks	4.4
Semiconductors & Semiconductor Equipment	4.4
Biotechnology	4.1
Aerospace & Defense	3.8
Insurance	3.5
Media	3.1
Interactive Media & Services	2.6
Metals & Mining	2.5
Diversified Consumer Services	2.5
Entertainment	2.3
Electrical Equipment	2.1
Health Care Providers & Services	2.1
Food Products	1.9
Technology Hardware, Storage & Peripherals	1.9
Road & Rail	1.8
Food & Staples Retailing	1.8
Machinery	1.6%
Professional Services	1.5
Tobacco	1.5
Airlines	1.4
Chemicals	1.4
Containers & Packaging	1.4
Textiles, Apparel & Luxury Goods	1.3
Equity Real Estate Investment Trusts (REITs)	1.3
Energy Equipment & Services	1.2
Construction Materials	1.2
IT Services	1.1
Trading Companies & Distributors	1.0
Electronic Equipment, Instruments & Components	1.0
Communications Equipment	1.0
Diversified Telecommunication Services	1.0
Internet & Direct Marketing Retail	0.8
Construction & Engineering	0.4

104.9
Liabilities in excess of other assets	(4.9)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$13,365,124	$(13,365,124)	$—

(1)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Equity Opportunity Fund	17

Statement of Assets & Liabilities (unaudited)

as of March 31, 2019

Assets
Investments at value, including securities on loan of $13,365,124:
Unaffiliated investments (cost $321,598,173)	$341,494,739
Affiliated investments (cost $30,764,172)	30,766,633
Cash	7,087
Dividends receivable	558,794
Tax reclaim receivable	207,256
Receivable for Series shares sold	178,090
Prepaid expenses	1,499

Total Assets	373,214,098

Liabilities
Payable to broker for collateral for securities on loan	13,450,094
Payable for investments purchased	4,188,423
Payable for Series shares reacquired	425,644
Management fee payable	178,085
Accrued expenses and other liabilities	147,172
Distribution fee payable	73,685
Affiliated transfer agent fee payable	34,886

Total Liabilities	18,497,989

Net Assets	$354,716,109

Net assets were comprised of:
Common stock, at par	$22,497
Paid-in capital in excess of par	313,791,227
Total distributable earnings (loss)	40,902,385

Net assets, March 31, 2019	$354,716,109

See Notes to Financial Statements.

18

Class A
Net asset value and redemption price per share, ($187,525,688 ÷ 11,827,629 shares of common stock issued and outstanding)	$15.85
Maximum sales charge (5.50% of offering price)	0.92

Maximum offering price to public	$16.77

Class B
Net asset value, offering price and redemption price per share,
($3,592,222 ÷ 291,452 shares of common stock issued and outstanding)	$12.33

Class C
Net asset value, offering price and redemption price per share,
($24,864,633 ÷ 2,010,490 shares of common stock issued and outstanding)	$12.37

Class R
Net asset value, offering price and redemption price per share,
($2,312,530 ÷ 171,006 shares of common stock issued and outstanding)	$13.52

Class Z
Net asset value, offering price and redemption price per share,
($118,803,383 ÷ 7,138,736 shares of common stock issued and outstanding)	$16.64

Class R6
Net asset value, offering price and redemption price per share,
($17,617,653 ÷ 1,057,994 shares of common stock issued and outstanding)	$16.65

See Notes to Financial Statements.

PGIM Jennison Equity Opportunity Fund	19

Statement of Operations (unaudited)

Six Months Ended March 31, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $8,546 foreign withholding tax)	$3,717,398
Affiliated dividend income	64,475
Income from securities lending, net (including affiliated income of $11,102)	36,165

Total income	3,818,038

Expenses
Management fee	1,086,495
Distribution fee(a)	455,190
Transfer agent’s fees and expenses (including affiliated expense of $83,140)(a)	228,536
Registration fees(a)	44,806
Custodian and accounting fees	41,637
Shareholders’ reports	20,758
Audit fee	11,992
Directors’ fees	9,943
Legal fees and expenses	9,318
Miscellaneous	10,161

Total expenses	1,918,836
Less: Fee waiver and/or expense reimbursement(a)	(12,344)
Distribution fee waiver(a)	(3,423)

Net expenses	1,903,069

Net investment income (loss)	1,914,969

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,040))	21,929,552
Foreign currency transactions	(11,618)

21,917,934

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $2,461)	(62,384,353)
Foreign currencies	(4,831)

(62,389,184)

Net gain (loss) on investment and foreign currency transactions	(40,471,250)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(38,556,281)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	290,951	20,071	133,901	10,267	—	—
Transfer agent’s fees and expenses	130,326	8,304	16,818	2,622	70,370	96
Registration fees	8,070	7,080	7,083	7,128	8,317	7,128
Fee waiver and/or expense reimbursement	—	(7,792)	—	(4,552)	—	—
Distribution fee waiver	—	—	—	(3,423)	—	—

See Notes to Financial Statements.

20

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2019	Year Ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,914,969	$3,162,409
Net realized gain (loss) on investment and foreign currency transactions	21,917,934	59,356,391
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(62,389,184)	(8,587,554)

Net increase (decrease) in net assets resulting from operations	(38,556,281)	53,931,246

Dividends and Distributions
Distributions from distributable earnings*
Class A	(28,829,973)	—
Class B	(720,916)	—
Class C	(4,758,944)	—
Class R	(496,144)	—
Class Z	(17,077,466)	—
Class R6	(2,483,158)	—

	(54,366,601)	—

Dividends from net investment income*
Class A		(2,088,750)
Class B		(25,855)
Class C		(172,299)
Class R		(36,612)
Class Z		(1,460,530)
Class R6		(219,570)

	*	(4,003,616)

Distributions from net realized gains*
Class A		(28,302,850)
Class B		(865,699)
Class C		(5,171,433)
Class R		(614,183)
Class Z		(15,099,851)
Class R6		(2,089,917)

	*	(52,143,933)

See Notes to Financial Statements.

PGIM Jennison Equity Opportunity Fund	21

Statements of Changes in Net Assets (unaudited) (continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
Series share transactions (Net of share conversions)
Net proceeds from shares sold		$21,683,251	$36,627,233
Net asset value of shares issued in reinvestment of dividends and distributions		53,306,093	54,563,324
Cost of shares reacquired		(54,046,850)	(80,122,188)

Net increase (decrease) in net assets from Series share transactions		20,942,494	11,068,369

Total increase (decrease)		(71,980,388)	8,852,066

Net Assets:
Beginning of period		426,696,497	417,844,431

End of period(a)		$354,716,109	$426,696,497

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$920,229

*	For the period ended March 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

22

Notes to Financial Statements (unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company consists of six series: PGIM Balanced Fund, PGIM Jennison Equity Opportunity Fund and PGIM Jennison Growth Fund, each of which are diversified funds and PGIM Growth Allocation Fund, PGIM Moderate Allocation Fund and PGIM Conservative Allocation Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Jennison Equity Opportunity Fund (the “Series”).

The investment objective of the Series is to achieve long-term growth of capital.

1. Accounting Policies

The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

PGIM Jennison Equity Opportunity Fund	23

Notes to Financial Statements (unaudited) (continued)

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Series is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

24

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Series has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Series limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Series’ LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Series’ investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of

PGIM Jennison Equity Opportunity Fund	25

Notes to Financial Statements (unaudited) (continued)

the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Company, on behalf of the Series, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Series lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the

26

securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Series invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Series becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting

PGIM Jennison Equity Opportunity Fund	27

Notes to Financial Statements (unaudited) (continued)

principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Series, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Series. PGIM Investments administers the corporate affairs of the Series and, in connection therewith, furnishes the Series with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Series’ custodian and the Series’ transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Series. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Series, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.60% of the Series average daily net assets up to $300 million and 0.575% of the average daily net assets of the Series over $300 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.60% for the six months ended March 31, 2019.

The Manager has contractually agreed, through January 31, 2020, to limit , to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 2.03% of average

28

daily net assets for Class B shares or 1.53% of average daily net assets for Class R shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Series expenses such as dividend and interest expense and broker charges on short sales. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS has contractually agreed through January 31, 2020 to limit such fees to 0.50% of the average daily net assets of Class R shares.

For the reporting period ended March 31, 2019, PIMS received $59,554 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended March 31, 2019, PIMS received $1,193 and $155 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

PGIM Jennison Equity Opportunity Fund	29

Notes to Financial Statements (unaudited) (continued)

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Series’ Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Series’ Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Series’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2019, were $78,008,728 and $120,681,986, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended March 31, 2019, is presented as follows:

30

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$2,825,593	$72,170,327	$57,719,025	$—	$—	$17,276,895	17,276,895	$64,475
PGIM Institutional Money Market Fund*
8,057,687	68,131,288	62,699,658	2,461	(2,040)	13,489,738	13,487,041	11,102	**

$10,883,280	$140,301,615	$120,418,683	$2,461	$(2,040)	$30,766,633		$75,577

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended March 31, 2019, no 17a-7 transactions were entered into by the Series.

5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2019 were as follows:

Tax Basis	$353,189,535

Gross Unrealized Appreciation	51,848,063
Gross Unrealized Depreciation	(32,776,226)

Net Unrealized Appreciation	$19,071,837

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Series offers Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B

PGIM Jennison Equity Opportunity Fund	31

Notes to Financial Statements (unaudited) (continued)

shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 6.625 billion shares of common stock at $0.001 par value per shares. There are 1.02 billion shares authorized for the Series equally divided into seven classes, designated Class A, Class B, Class C, Class R, Class Z, Class T and Class R6 common stock, each of which consists of 100 million, 2 million, 25 million, 200 million, 325 million, 50 million and 320 million authorized shares, respectively. The Series currently does not have any Class T shares outstanding.

As of March 31, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 955,481 Class R6 shares of the Series. At reporting period end, four shareholders of record, each holding greater than 5% of the Series, held 48% of the Series’ outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2019:
Shares sold	280,326	$4,472,791
Shares issued in reinvestment of dividends and distributions	1,931,988	28,187,707
Shares reacquired	(1,551,289)	(25,474,384)

Net increase (decrease) in shares outstanding before conversion	661,025	7,186,114
Shares issued upon conversion from other share class(es)	42,962	683,204
Shares reacquired upon conversion into other share class(es)	(19,271)	(308,895)

Net increase (decrease) in shares outstanding	684,716	$7,560,423

Year ended September 30, 2018:
Shares sold	422,464	$8,471,647
Shares issued in reinvestment of dividends and distributions	1,559,881	29,684,519
Shares reacquired	(1,643,376)	(33,193,106)

Net increase (decrease) in shares outstanding before conversion	338,969	4,963,060
Shares issued upon conversion from other share class(es)	100,128	2,057,133
Shares reacquired upon conversion into other share class(es)	(262,675)	(5,235,053)

Net increase (decrease) in shares outstanding	176,422	$1,785,140

32

Class B	Shares	Amount
Six months ended March 31, 2019:
Shares sold	1,877	$24,504
Shares issued in reinvestment of dividends and distributions	62,151	706,659
Shares reacquired	(43,587)	(544,472)

Net increase (decrease) in shares outstanding before conversion	20,441	186,691
Shares reacquired upon conversion into other share class(es)	(20,774)	(267,112)

Net increase (decrease) in shares outstanding	(333)	$(80,421)

Year ended September 30, 2018:
Shares sold	13,417	$221,871
Shares issued in reinvestment of dividends and distributions	55,276	859,544
Shares reacquired	(59,021)	(973,807)

Net increase (decrease) in shares outstanding before conversion	9,672	107,608
Shares reacquired upon conversion into other share class(es)	(73,261)	(1,241,332)

Net increase (decrease) in shares outstanding	(63,589)	$(1,133,724)

Class C
Six months ended March 31, 2019:
Shares sold	145,126	$1,741,652
Shares issued in reinvestment of dividends and distributions	404,351	4,613,643
Shares reacquired	(422,640)	(5,470,080)

Net increase (decrease) in shares outstanding before conversion	126,837	885,215
Shares reacquired upon conversion into other share class(es)	(72,910)	(873,142)

Net increase (decrease) in shares outstanding	53,927	$12,073

Year ended September 30, 2018:
Shares sold	89,194	$1,470,527
Shares issued in reinvestment of dividends and distributions	332,205	5,165,783
Shares reacquired	(450,469)	(7,412,940)

Net increase (decrease) in shares outstanding before conversion	(29,070)	(776,630)
Shares reacquired upon conversion into other share class(es)	(33,000)	(544,663)

Net increase (decrease) in shares outstanding	(62,070)	$(1,321,293)

Class R
Six months ended March 31, 2019:
Shares sold	23,812	$310,016
Shares issued in reinvestment of dividends and distributions	24,004	299,086
Shares reacquired	(66,961)	(871,666)

Net increase (decrease) in shares outstanding	(19,145)	$(262,564)

Year ended September 30, 2018:
Shares sold	31,539	$547,862
Shares issued in reinvestment of dividends and distributions	27,100	452,296
Shares reacquired	(157,294)	(2,860,424)

Net increase (decrease) in shares outstanding before conversion	(98,655)	(1,860,266)
Shares reacquired upon conversion into other share class(es)	(81)	(1,430)

Net increase (decrease) in shares outstanding	(98,736)	$(1,861,696)

PGIM Jennison Equity Opportunity Fund	33

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended March 31, 2019:
Shares sold	789,994	$13,482,087
Shares issued in reinvestment of dividends and distributions	1,112,147	17,015,840
Shares reacquired	(1,178,105)	(20,331,053)

Net increase (decrease) in shares outstanding before conversion	724,036	10,166,874
Shares issued upon conversion from other share class(es)	49,562	797,427
Shares reacquired upon conversion into other share class(es)	(3,112)	(49,986)

Net increase (decrease) in shares outstanding	770,486	$10,914,315

Year ended September 30, 2018:
Shares sold	1,142,316	$24,101,133
Shares issued in reinvestment of dividends and distributions	811,892	16,091,695
Shares reacquired	(1,543,556)	(32,430,378)

Net increase (decrease) in shares outstanding before conversion	410,652	7,762,450
Shares issued upon conversion from other share class(es)	256,812	5,337,693
Shares reacquired upon conversion into other share class(es)	(41,095)	(870,845)

Net increase (decrease) in shares outstanding	626,369	$12,229,298

Class R6
Six months ended March 31, 2019:
Shares sold	98,618	$1,652,201
Shares issued in reinvestment of dividends and distributions	162,192	2,483,158
Shares reacquired	(80,179)	(1,355,195)

Net increase (decrease) in shares outstanding before conversion	180,631	2,780,164
Shares issued upon conversion from other share class(es)	1,048	18,504

Net increase (decrease) in shares outstanding	181,679	$2,798,668

Year ended September 30, 2018:
Shares sold	86,566	$1,814,193
Shares issued in reinvestment of dividends and distributions	116,523	2,309,487
Shares reacquired	(153,832)	(3,251,533)

Net increase (decrease) in shares outstanding before conversion	49,257	872,147
Shares issued upon conversion from other share class(es)	23,630	498,497

Net increase (decrease) in shares outstanding	72,887	$1,370,644

7. Borrowings

The Company, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Series’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 4, 2018, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings

34

under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Series utilized the SCA during the reporting period ended March 31, 2019. The average daily balance for the 2 days that the Series had loans outstanding during the period was approximately $461,500, borrowed at a weighted average interest rate of 3.69%. The maximum loan outstanding amount during the period was $739,000. At March 31, 2019, the Series did not have an outstanding loan amount.

8. Risks of Investing in the Series

The Series’ risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Series invests could go down. The Series’ holdings can vary significantly from broad market indexes and the performance of the Series can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Series’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Series may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Series’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Series’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Series fall, the value of an investment in the Series will decline. Additionally, the Series may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Series has unsettled or open transactions defaults.

PGIM Jennison Equity Opportunity Fund	35

Notes to Financial Statements (unaudited) (continued)

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to Financial Statements. The Manager has adopted the amendments and reflected them in the Series’ financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Series’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

36

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,	Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.62	$20.89	$19.11	$18.46	$21.48	$19.56
Income (loss) from investment operations:
Net investment income (loss)	0.08	0.14	0.08	0.14	0.12	0.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.14)	2.42	3.21	1.97	(1.20)	2.63
Total from investment operations	(2.06)	2.56	3.29	2.11	(1.08)	2.68
Less Dividends and Distributions:
Dividends from net investment income	(0.09)	(0.19)	(0.16)	(0.13)	(0.04)	(0.04)
Distributions from net realized gains	(2.62)	(2.64)	(1.35)	(1.33)	(1.90)	(0.72)
Total dividends and distributions	(2.71)	(2.83)	(1.51)	(1.46)	(1.94)	(0.76)
Net asset value, end of period	$15.85	$20.62	$20.89	$19.11	$18.46	$21.48
Total Return(b):	(8.86)%	13.39%	17.80%	12.14%	(5.38)%	14.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$187,526	$229,733	$229,043	$226,889	$245,320	$303,859
Average net assets (000)	$194,496	$233,106	$231,082	$235,287	$290,318	$291,978
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.10% (e)	1.06%	1.09%	1.07%	1.10%	1.07%
Expenses before waivers and/or expense reimbursement	1.10% (e)	1.06%	1.09%	1.07%	1.10%	1.07%
Net investment income (loss)	0.99% (e)	0.72%	0.39%	0.78%	0.59%	0.26%
Portfolio turnover rate(f)	21%	59%	49%	59%	69%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Equity Opportunity Fund	37

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.72		$17.48	$16.24	$15.90	$18.86	$17.33
Income (loss) from investment operations:
Net investment income (loss)	-	(b)	(0.03)	(0.05)	0.01	(0.02)	(0.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.77)		1.99	2.70	1.68	(1.04)	2.33
Total from investment operations	(1.77)		1.96	2.65	1.69	(1.06)	2.25
Less Dividends and Distributions:
Dividends from net investment income	-		(0.08)	(0.06)	(0.02)	-	-
Distributions from net realized gains	(2.62)		(2.64)	(1.35)	(1.33)	(1.90)	(0.72)
Total dividends and distributions	(2.62)		(2.72)	(1.41)	(1.35)	(1.90)	(0.72)
Net asset value, end of period	$12.33		$16.72	$17.48	$16.24	$15.90	$18.86
Total Return(c):	(9.23)%		12.35%	16.91%	11.34%	(6.04)%	13.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,592		$4,877	$6,213	$7,429	$8,997	$13,049
Average net assets (000)	$4,025		$5,673	$7,088	$8,184	$11,632	$13,038
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	2.03%	(f)	2.03%	1.79%	1.77%	1.80%	1.77%
Expenses before waivers and/or expense reimbursement	2.42%	(f)	2.19%	1.79%	1.77%	1.80%	1.77%
Net investment income (loss)	0.06%	(f)	(0.18)%	(0.30)%	0.08%	(0.10)%	(0.43)%
Portfolio turnover rate(g)	21%		59%	49%	59%	69%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Series invests.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class C Shares
	Six Months Ended March 31,	Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.75	$17.48	$16.24	$15.89	$18.86	$17.33
Income (loss) from investment operations:
Net investment income (loss)	0.02	- (b)	(0.05)	0.01	(0.02)	(0.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.78)	1.99	2.70	1.69	(1.05)	2.33
Total from investment operations	(1.76)	1.99	2.65	1.70	(1.07)	2.25
Less Dividends and Distributions:
Dividends from net investment income	-	(0.08)	(0.06)	(0.02)	-	-
Distributions from net realized gains	(2.62)	(2.64)	(1.35)	(1.33)	(1.90)	(0.72)
Total dividends and distributions	(2.62)	(2.72)	(1.41)	(1.35)	(1.90)	(0.72)
Net asset value, end of period	$12.37	$16.75	$17.48	$16.24	$15.89	$18.86
Total Return(c):	(9.16)%	12.61%	16.91%	11.41%	(6.10)%	13.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,865	$32,765	$35,289	$37,229	$42,644	$48,927
Average net assets (000)	$26,853	$34,589	$37,497	$40,176	$49,176	$42,781
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.83% (f)	1.78%	1.79%	1.77%	1.80%	1.77%
Expenses before waivers and/or expense reimbursement	1.83% (f)	1.78%	1.79%	1.77%	1.80%	1.77%
Net investment income (loss)	0.26% (f)	0.01%	(0.31)%	0.08%	(0.10)%	(0.44)%
Portfolio turnover rate(g)	21%	59%	49%	59%	69%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Series invests.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Equity Opportunity Fund	39

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended March 31,	Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.01	$18.63	$17.21	$16.76	$19.69	$17.99
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.05	0.03	0.09	0.07	0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.89)	2.12	2.87	1.79	(1.10)	2.42
Total from investment operations	(1.85)	2.17	2.90	1.88	(1.03)	2.43
Less Dividends and Distributions:
Dividends from net investment income	(0.02)	(0.15)	(0.13)	(0.10)	- (b)	(0.01)
Distributions from net realized gains	(2.62)	(2.64)	(1.35)	(1.33)	(1.90)	(0.72)
Total dividends and distributions	(2.64)	(2.79)	(1.48)	(1.43)	(1.90)	(0.73)
Net asset value, end of period	$13.52	$18.01	$18.63	$17.21	$16.76	$19.69
Total Return(c):	(9.05)%	12.85%	17.49%	11.98%	(5.59)%	13.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,313	$3,424	$5,382	$5,880	$6,430	$8,188
Average net assets (000)	$2,745	$4,542	$5,859	$6,281	$7,693	$6,569
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.53% (f)	1.53%	1.29%	1.27%	1.30%	1.27%
Expenses before waivers and/or expense reimbursement	2.11% (f)	1.84%	1.54%	1.52%	1.55%	1.52%
Net investment income (loss)	0.53% (f)	0.26%	0.19%	0.57%	0.39%	0.07%
Portfolio turnover rate(g)	21%	59%	49%	59%	69%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $(0.005) per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Series invests.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Class Z Shares
	Six Months Ended March 31,	Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$21.52	$21.68	$19.78	$19.06	$22.12	$20.11
Income (loss) from investment operations:
Net investment income (loss)	0.12	0.21	0.14	0.20	0.19	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.24)	2.52	3.32	2.04	(1.25)	2.70
Total from investment operations	(2.12)	2.73	3.46	2.24	(1.06)	2.82
Less Dividends and Distributions:
Dividends from net investment income	(0.14)	(0.25)	(0.21)	(0.19)	(0.10)	(0.09)
Distributions from net realized gains	(2.62)	(2.64)	(1.35)	(1.33)	(1.90)	(0.72)
Total dividends and distributions	(2.76)	(2.89)	(1.56)	(1.52)	(2.00)	(0.81)
Net asset value, end of period	$16.64	$21.52	$21.68	$19.78	$19.06	$22.12
Total Return(b):	(8.70)%	13.74%	18.11%	12.49%	(5.10)%	14.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$118,803	$137,027	$124,480	$102,564	$147,716	$194,498
Average net assets (000)	$120,447	$131,155	$115,507	$123,372	$177,458	$161,815
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.78% (e)	0.76%	0.79%	0.77%	0.80%	0.77%
Expenses before waivers and/or expense reimbursement	0.78% (e)	0.76%	0.79%	0.77%	0.80%	0.77%
Net investment income (loss)	1.32% (e)	0.99%	0.70%	1.06%	0.90%	0.57%
Portfolio turnover rate(f)	21%	59%	49%	59%	69%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Equity Opportunity Fund	41

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended March 31,	Year Ended September 30,			November 25, 2014(a) through September 30,
	2019	2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$21.53	$21.70	$19.80	$19.09	$22.73
Income (loss) from investment operations:
Net investment income (loss)	0.12	0.22	0.17	0.23	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.23)	2.52	3.31	2.03	(1.82)
Total from investment operations	(2.11)	2.74	3.48	2.26	(1.64)
Less Dividends and Distributions:
Dividends from net investment income	(0.15)	(0.27)	(0.23)	(0.22)	(0.10)
Distributions from net realized gains	(2.62)	(2.64)	(1.35)	(1.33)	(1.90)
Total dividends and distributions	(2.77)	(2.91)	(1.58)	(1.55)	(2.00)
Net asset value, end of period	$16.65	$21.53	$21.70	$19.80	$19.09
Total Return(c):	(8.65)%	13.80%	18.21%	12.61%	(7.49)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,618	$18,870	$17,438	$16,766	$16,611
Average net assets (000)	$17,330	$18,366	$16,981	$16,698	$17,054
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.74% (f)	0.72%	0.66%	0.66%	0.66% (f)
Expenses before waivers and/or expense reimbursement	0.74% (f)	0.72%	0.66%	0.66%	0.66% (f)
Net investment income (loss)	1.37% (f)	1.04%	0.81%	1.20%	1.01% (f)
Portfolio turnover rate(g)	21%	59%	49%	59%	69%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Series invests.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Equity Opportunity Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at sec.gov. Beginning with reporting periods on or after March 31, 2019, Form N-PORT will replace Form N-Q. Form N-PORT will be filed with the Securities and Exchange Commission quarterly, and each Fund’s full portfolio holdings as of its first and third quarters of each fiscal year will be made publicly available 60 days after the end of each quarter. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON EQUITY OPPORTUNITY FUND

SHARE CLASS	A	B	C	R	Z	R6*
NASDAQ	PJIAX	PJIBX	PJGCX	PJORX	PJGZX	PJOQX
CUSIP	74437E503	74437E602	74437E701	74437E644	74437E800	74437E552

* Formerly known as Class Q shares.

MF172E2

PGIM JENNISON GROWTH FUND

(Formerly known as Prudential Jennison Growth Fund)

SEMIANNUAL REPORT

MARCH 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. Jennison Associates LLC, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Jennison Growth Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Growth Fund informative and useful. The report covers performance for the six-month period ended March 31, 2019.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Growth Fund

May 15, 2019

*The Prudential Day One Funds did not change their names.

PGIM Jennison Growth Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 3/31/19 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 3/31/19 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–1.85	5.14	12.35	16.29	—
Class B	–2.33	5.21	12.63	16.09	—
Class C	–2.20	9.51	12.84	16.15	—
Class R	–1.98	11.03	13.40	16.72	—
Class Z	–1.71	11.60	13.97	17.30	—
Class R2	–1.92	11.19	N/A	N/A	11.25 (11/28/17)
Class R4	–1.78	11.45	N/A	N/A	11.53 (11/28/17)
Class R6**	–1.66	11.78	N/A	N/A	16.76 (9/27/17)
Russell 1000 Growth Index
	–2.34	12.75	13.50	17.52	—
S&P 500 Index
	–1.72	9.49	10.90	15.91	—
Lipper Large-Cap Growth Funds Average
	–1.73	11.79	12.27	16.20	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized.

**Formerly known as Class Q shares.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R2	Class R4	Class R6**
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fees	None	None	None	None	None	0.10%	0.10%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares.

Benchmark Definitions

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Growth Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book ratios and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R2 and R4 shares is 11.22%, and 15.01% for Class R6 shares.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R2 and R4 shares is 7.31%, and 10.32% for Class R6 shares.

PGIM Jennison Growth Fund	7

Your Fund’s Performance (continued)

Lipper Large-Cap Growth Funds Average—The Lipper Large-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Growth Funds universe for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R2 and R4 shares is 11.66%, and 14.61% for Class R6 shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 3/31/19 (%)
Amazon.com, Inc. Internet & Direct Marketing Retail	6.3
Microsoft Corp., Software	4.7
Mastercard, Inc. (Class A Stock), IT Services	4.0
salesforce.com, Inc. Software	3.8
Netflix, Inc. Entertainment	3.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/19 (%)
Software	15.9
IT Services	13.1
Interactive Media & Services	12.3
Internet & Direct Marketing Retail	9.1
Aerospace & Defense	5.1

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Growth Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Growth Fund		Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$981.50	1.02%	$5.04
	Hypothetical	$1,000.00	$1,019.85	1.02%	$5.14
Class B	Actual	$1,000.00	$976.70	1.95%	$9.61
	Hypothetical	$1,000.00	$1,015.21	1.95%	$9.80
Class C	Actual	$1,000.00	$978.00	1.69%	$8.33
	Hypothetical	$1,000.00	$1,016.50	1.69%	$8.50
Class R	Actual	$1,000.00	$980.20	1.25%	$6.17
	Hypothetical	$1,000.00	$1,018.70	1.25%	$6.29
Class Z	Actual	$1,000.00	$982.90	0.71%	$3.51
	Hypothetical	$1,000.00	$1,021.39	0.71%	$3.58
Class R2	Actual	$1,000.00	$980.80	1.10%	$5.43
	Hypothetical	$1,000.00	$1,019.45	1.10%	$5.54
Class R4	Actual	$1,000.00	$982.20	0.85%	$4.20
	Hypothetical	$1,000.00	$1,020.69	0.85%	$4.28
Class R6**	Actual	$1,000.00	$983.40	0.60%	$2.97
	Hypothetical	$1,000.00	$1,021.94	0.60%	$3.02

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2019, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of March 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 99.8%

COMMON STOCKS

Aerospace & Defense 5.1%
Airbus SE (France)	246,437	$32,691,549
Boeing Co. (The)	452,858	172,729,098
Safran SA (France)	473,528	65,048,790

		270,469,437

Automobiles 1.7%
Tesla, Inc.*(a)	326,691	91,427,743

Banks 1.0%
JPMorgan Chase & Co.	505,095	51,130,767

Beverages 0.3%
Constellation Brands, Inc. (Class A Stock)	93,514	16,395,810

Biotechnology 4.5%
Alexion Pharmaceuticals, Inc.*	629,778	85,133,390
BioMarin Pharmaceutical, Inc.*	688,016	61,116,461
Sage Therapeutics, Inc.*	134,809	21,441,371
Vertex Pharmaceuticals, Inc.*	389,931	71,727,808

		239,419,030

Capital Markets 1.2%
S&P Global, Inc.	298,665	62,883,916

Entertainment 3.7%
Netflix, Inc.*	548,920	195,722,915

Equity Real Estate Investment Trusts (REITs) 1.8%
American Tower Corp.	207,174	40,825,708
Crown Castle International Corp.	416,047	53,254,016

		94,079,724

Food & Staples Retailing 1.9%
Costco Wholesale Corp.	429,041	103,887,988

Health Care Equipment & Supplies 3.3%
Danaher Corp.	287,119	37,905,450

See Notes to Financial Statements.

PGIM Jennison Growth Fund	11

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
Edwards Lifesciences Corp.*	294,378	$56,323,343
Intuitive Surgical, Inc.*	142,572	81,348,732

		175,577,525

Health Care Providers & Services 1.0%
UnitedHealth Group, Inc.	218,220	53,957,077

Hotels, Restaurants & Leisure 2.1%
Chipotle Mexican Grill, Inc.*(a)	74,252	52,741,938
Marriott International, Inc. (Class A Stock)	486,696	60,880,803

		113,622,741

Interactive Media & Services 12.3%
Alphabet, Inc. (Class A Stock)*	137,985	162,393,167
Alphabet, Inc. (Class C Stock)*	138,885	162,955,160
Facebook, Inc. (Class A Stock)*	895,812	149,322,902
Tencent Holdings Ltd. (China)	3,895,579	179,874,824

		654,546,053

Internet & Direct Marketing Retail 9.1%
Alibaba Group Holding Ltd. (China), ADR*(a)	826,213	150,742,562
Amazon.com, Inc.*	189,574	337,583,900

		488,326,462

IT Services 13.1%
Adyen NV (Netherlands), 144A*	87,759	68,982,129
FleetCor Technologies, Inc.*	279,009	68,800,829
Mastercard, Inc. (Class A Stock)	914,920	215,417,914
PayPal Holdings, Inc.*	852,651	88,539,280
Square, Inc. (Class A Stock)*(a)	842,526	63,122,048
Visa, Inc. (Class A Stock)(a)	1,239,260	193,560,019

		698,422,219

Life Sciences Tools & Services 1.8%
Illumina, Inc.*(a)	311,891	96,901,415

Personal Products 1.7%
Estee Lauder Cos., Inc. (The) (Class A Stock)	557,740	92,333,857

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Pharmaceuticals 3.6%
AstraZeneca PLC (United Kingdom), ADR	2,490,617	$100,695,645
Bristol-Myers Squibb Co.	785,644	37,483,075
Merck & Co., Inc.	670,361	55,753,925

		193,932,645

Road & Rail 1.6%
Lyft, Inc. (Class A Stock)*	30,581	2,394,186
Union Pacific Corp.	495,058	82,773,698

		85,167,884

Semiconductors & Semiconductor Equipment 3.4%
Broadcom, Inc.	271,177	81,545,636
NVIDIA Corp.	553,505	99,387,358

		180,932,994

Software 15.9%
Adobe, Inc.*	568,191	151,417,219
Microsoft Corp.	2,118,289	249,831,005
Red Hat, Inc.*	282,480	51,609,096
salesforce.com, Inc.*	1,283,900	203,331,243
ServiceNow, Inc.*(a)	177,205	43,679,260
Splunk, Inc.*	481,331	59,973,843
Workday, Inc. (Class A Stock)*	461,736	89,045,788

		848,887,454

Specialty Retail 2.0%
Home Depot, Inc. (The)	342,916	65,802,151
Lowe’s Cos., Inc.	390,909	42,792,808

		108,594,959

Technology Hardware, Storage & Peripherals 2.8%
Apple, Inc.	791,333	150,313,703

Textiles, Apparel & Luxury Goods 4.9%
Kering SA (France)	136,475	78,423,669

See Notes to Financial Statements.

PGIM Jennison Growth Fund	13

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods (cont’d.)
Lululemon Athletica, Inc.*	447,123	$73,270,046
NIKE, Inc. (Class B Stock)	1,289,433	108,583,153

		260,276,868

TOTAL LONG-TERM INVESTMENTS (cost $2,691,757,068)		5,327,211,186

SHORT-TERM INVESTMENTS 8.5%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	29,404,297	29,404,297
PGIM Institutional Money Market Fund (cost $426,283,187; includes $425,203,348 of cash collateral for securities on loan)(b)(w)	426,289,438	426,374,696

TOTAL SHORT-TERM INVESTMENTS (cost $455,687,484)		455,778,993

TOTAL INVESTMENTS 108.3% (cost $3,147,444,552)		5,782,990,179
Liabilities in excess of other assets (8.3)%		(443,445,707)

NET ASSETS 100.0%		$5,339,544,472

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REIT(s)—Real Estate Investment Trust(s)

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $422,649,742; cash collateral of $425,203,348 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

14

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$172,729,098	$97,740,339	$—
Automobiles	91,427,743	—	—
Banks	51,130,767	—	—
Beverages	16,395,810	—	—
Biotechnology	239,419,030	—	—
Capital Markets	62,883,916	—	—
Entertainment	195,722,915	—	—
Equity Real Estate Investment Trusts (REITs)	94,079,724	—	—
Food & Staples Retailing	103,887,988	—	—
Health Care Equipment & Supplies	175,577,525	—	—
Health Care Providers & Services	53,957,077	—	—
Hotels, Restaurants & Leisure	113,622,741	—	—
Interactive Media & Services	474,671,229	179,874,824	—
Internet & Direct Marketing Retail	488,326,462	—	—
IT Services	629,440,090	68,982,129	—
Life Sciences Tools & Services	96,901,415	—	—
Personal Products	92,333,857	—	—
Pharmaceuticals	193,932,645	—	—
Road & Rail	85,167,884	—	—
Semiconductors & Semiconductor Equipment	180,932,994	—	—
Software	848,887,454	—	—
Specialty Retail	108,594,959	—	—
Technology Hardware, Storage & Peripherals	150,313,703	—	—
Textiles, Apparel & Luxury Goods	181,853,199	78,423,669	—
Affiliated Mutual Funds	455,778,993	—	—

Total	$5,357,969,218	$425,020,961	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2019 were as follows:

Software	15.9%
IT Services	13.1
Interactive Media & Services	12.3
Internet & Direct Marketing Retail	9.1
Affiliated Mutual Funds (8.0% represents investments purchased with collateral from securities on loan)	8.5
Aerospace & Defense	5.1
Textiles, Apparel & Luxury Goods	4.9%
Biotechnology	4.5
Entertainment	3.7
Pharmaceuticals	3.6
Semiconductors & Semiconductor Equipment	3.4
Health Care Equipment & Supplies	3.3
Technology Hardware, Storage & Peripherals	2.8
Hotels, Restaurants & Leisure	2.1

See Notes to Financial Statements.

PGIM Jennison Growth Fund	15

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Industry Classification (continued):
Specialty Retail	2.0%
Food & Staples Retailing	1.9
Life Sciences Tools & Services	1.8
Equity Real Estate Investment Trusts (REITs)	1.8
Personal Products	1.7
Automobiles	1.7
Road & Rail	1.6
Capital Markets	1.2

Health Care Providers & Services	1.0%
Banks	1.0
Beverages	0.3

108.3
Liabilities in excess of other assets	(8.3)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$422,649,742	$(422,649,742)	$—

(1)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

16

Statement of Assets & Liabilities (unaudited)

as of March 31, 2019

Assets
Investments at value, including securities on loan of $422,649,742:
Unaffiliated investments (cost $2,691,757,068)	$5,327,211,186
Affiliated investments (cost $455,687,484)	455,778,993
Receivable for Series shares sold	5,386,895
Receivable for investments sold	4,442,344
Dividends receivable	690,259
Tax reclaim receivable	525,659
Prepaid expenses	27,521

Total Assets	5,794,062,857

Liabilities
Payable to broker for collateral for securities on loan	425,203,348
Payable for investments purchased	16,378,783
Payable for Series shares reacquired	7,598,838
Management fee payable	2,531,243
Accrued expenses and other liabilities	1,820,755
Distribution fee payable	598,274
Affiliated transfer agent fee payable	387,144

Total Liabilities	454,518,385

Net Assets	$5,339,544,472

Net assets were comprised of:
Common stock, at par	$129,815
Paid-in capital in excess of par	2,603,670,646
Total distributable earnings (loss)	2,735,744,011

Net assets, March 31, 2019	$5,339,544,472

See Notes to Financial Statements.

PGIM Jennison Growth Fund	17

Statement of Assets & Liabilities (unaudited)

as of March 31, 2019

Class A
Net asset value and redemption price per share, ($1,279,645,971 ÷ 32,233,053 shares of common stock issued and outstanding)	$39.70
Maximum sales charge (5.50% of offering price)	2.31

Maximum offering price to public	$42.01

Class B
Net asset value, offering price and redemption price per share,
($11,779,191 ÷ 378,808 shares of common stock issued and outstanding)	$31.10

Class C
Net asset value, offering price and redemption price per share,
($168,580,842 ÷ 5,386,671 shares of common stock issued and outstanding)	$31.30

Class R
Net asset value, offering price and redemption price per share,
($284,379,925 ÷ 8,235,757 shares of common stock issued and outstanding)	$34.53

Class Z
Net asset value, offering price and redemption price per share,
($3,423,076,316 ÷ 79,582,697 shares of common stock issued and outstanding)	$43.01

Class R2
Net asset value, offering price and redemption price per share,
($3,080,569 ÷ 71,961 shares of common stock issued and outstanding)	$42.81

Class R4
Net asset value, offering price and redemption price per share,
($5,144,063 ÷ 119,725 shares of common stock issued and outstanding)	$42.97

Class R6
Net asset value, offering price and redemption price per share,
($163,857,595 ÷ 3,806,074 shares of common stock issued and outstanding)	$43.05

See Notes to Financial Statements.

18

Statement of Operations (unaudited)

Six Months Ended March 31, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $76,304 foreign withholding tax)	$20,249,972
Income from securities lending, net (including affiliated income of $359,267)	423,637
Affiliated dividend income	360,275

Total income	21,033,884

Expenses
Management fee	14,076,544
Distribution fee(a)	3,741,469
Shareholder servicing fees(a)	5,168
Transfer agent’s fees and expenses (including affiliated expense of $1,006,209)(a)	3,171,756
Custodian and accounting fees	193,161
Registration fees(a)	116,777
Shareholders’ reports	90,994
Directors’ fees	54,189
Legal fees and expenses	21,129
Audit fee	12,516
Miscellaneous	47,007

Total expenses	21,530,710
Less: Fee waiver and/or expense reimbursement(a)	(30,454)
Distribution fee waiver(a)	(358,762)

Net expenses	21,141,494

Net investment income (loss)	(107,610)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(9,303))	128,551,893
Foreign currency transactions	(11,477)

128,540,416

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $56,015)	(228,521,374)
Foreign currencies	(16,744)

(228,538,118)

Net gain (loss) on investment and foreign currency transactions	(99,997,702)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(100,105,312)

See Notes to Financial Statements.

PGIM Jennison Growth Fund	19

Statement of Operations (unaudited)

Six Months Ended March 31, 2019

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	1,802,108	61,504	792,859	1,076,286	—	8,712	—	—
Shareholder servicing fees	—	—	—	—	—	3,485	1,683	—
Transfer agent’s fees and expenses	827,779	34,331	73,011	226,722	2,005,836	2,698	741	638
Registration fees	14,894	7,640	9,492	8,281	53,029	7,978	7,978	7,485
Fee waiver and/or expense reimbursement	—	(19,389)	—	—	—	(4,801)	(6,004)	(260)
Distribution fee waiver	—	—	—	(358,762)	—	—	—	—

See Notes to Financial Statements.

20

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2019	Year Ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(107,610)	$(5,009,087)
Net realized gain (loss) on investment and foreign currency transactions	128,540,416	285,138,939
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(228,538,118)	867,670,610

Net increase (decrease) in net assets resulting from operations	(100,105,312)	1,147,800,462

Dividends and Distributions
Distributions from distributable earnings*
Class A	(63,605,883)	—
Class B	(870,716)	—
Class C	(10,461,165)	—
Class R	(17,477,511)	—
Class Z	(156,200,557)	—
Class R2	(345,321)	—
Class R4	(225,237)	—
Class R6	(5,871,697)	—

	(255,058,087)	—

Distributions from net realized gains
Class A		(66,625,885)
Class B		(1,079,287)
Class C		(8,851,870)
Class R		(20,922,621)
Class Z		(149,280,992)
Class R2		(513)
Class R4		(513)
Class R6		(1,587,854)

	*	(248,349,535)

See Notes to Financial Statements.

PGIM Jennison Growth Fund	21

Statements of Changes in Net Assets (unaudited) (continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
Series share transactions (Net of share conversions)
Net proceeds from shares sold		$611,969,732	$1,268,939,950
Net asset value of shares issued in reinvestment of dividends and distributions		237,544,907	227,094,847
Cost of shares reacquired		(660,611,646)	(1,269,258,668)

Net increase (decrease) in net assets from Series share transactions		188,902,993	226,776,129

Total increase (decrease)		(166,260,406)	1,126,227,056

Net Assets:
Beginning of period		5,505,804,878	4,379,577,822

End of period(a)		$5,339,544,472	$5,505,804,878

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$1,625,164

*	For the period ended March 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

22

Notes to Financial Statements (unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company consists of six series: PGIM Balanced Fund, PGIM Jennison Equity Opportunity Fund and PGIM Jennison Growth Fund, each of which are diversified funds and PGIM Conservative Allocation Fund, PGIM Moderate Allocation Fund and PGIM Growth Allocation Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Jennison Growth Fund (the “Series”).

The investment objective of the Series is to achieve long-term growth of capital.

1. Accounting Policies

The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

PGIM Jennison Growth Fund	23

Notes to Financial Statements (unaudited) (continued)

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Series is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

24

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Series has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Series limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Series’ LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Series’ investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of

PGIM Jennison Growth Fund	25

Notes to Financial Statements (unaudited) (continued)

the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Company, on behalf of the Series,is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Series lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the

26

securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Series invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Series becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting

PGIM Jennison Growth Fund	27

Notes to Financial Statements (unaudited) (continued)

principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Series, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Series. PGIM Investments administers the corporate affairs of the Series and, in connection therewith, furnishes the Series with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Series’ custodian and the Series’ transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Series. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Series, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.60% of the Series’ average daily net assets up to $300 million, 0.575% of the average daily net assets on the next $2.7 billion and 0.55% of the average daily net assets in excess of $3 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.57% for the six months ended March 31, 2019.

The Manager has contractually agreed, through January 31, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.95% of average daily net assets for Class B shares and 0.60% of average daily net assets for Class R6

28

shares. Separately, the Manager has contractually agreed, through January 31, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 1.10% of average daily net assets for Class R2 shares or 0.85% of average daily net assets for Class R4 shares. The contractual waiver and expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, and certain other Series expenses such as dividend and interest expense and broker charges on short sales. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such wavier/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 and Class R6 shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through January 31, 2020 to limit such fees to 0.50% of the average daily net assets of the Class R shares.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

PGIM Jennison Growth Fund	29

Notes to Financial Statements (unaudited) (continued)

For the reporting period ended March 31, 2019, PIMS received $638,827 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended March 31, 2019, PIMS received $321, $2,009 and $10,657 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

PMFS serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Series’ Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Series’ Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Series’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

30

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2019, were $1,110,717,990 and $1,180,152,878, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended March 31, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$5,045,251	$511,121,719	$486,762,673	$—	$—	$29,404,297	29,404,297	$360,275
PGIM Institutional Money Market Fund*
181,854,068	1,876,179,515	1,631,705,599	56,015	(9,303)	426,374,696	426,289,438	359,267	**

$186,899,319	$2,387,301,234	$2,118,468,272	$56,015	$(9,303)	$455,778,993		$719,542

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended March 31, 2019, no 17a-7 transactions were entered into by the Series.

5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2019 were as follows:

Tax Basis	$3,164,932,279

Gross Unrealized Appreciation	2,632,845,894
Gross Unrealized Depreciation	(14,787,994)

Net Unrealized Appreciation	$2,618,057,900

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

PGIM Jennison Growth Fund	31

Notes to Financial Statements (unaudited) (continued)

6. Capital and Ownership

The Series offers Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 6.625 billion shares of common stock at $0.001 par value per shares. There are 1.897 billion shares authorized for the Series equally divided into nine classes, designated Class A, Class B, Class C, Class R, Class Z, Class T, Class R2, Class R4 and Class R6 common stock, each of which consists of 125 million, 2 million, 25 million, 220 million, 825 million, 50 million, 125 million, 250 million and 275 million authorized shares, respectively. The Series currently does not have any Class T shares outstanding.

At reporting period end, four shareholders of record, each holding greater than 5% of the Series, held 39% of the Series’ outstanding shares.

32

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2019:
Shares sold	1,763,183	$65,213,825
Shares issued in reinvestment of dividends and distributions	1,708,729	60,420,650
Shares reacquired	(2,800,019)	(104,398,243)

Net increase (decrease) in shares outstanding before conversion	671,893	21,236,232
Shares issued upon conversion from other share class(es)	152,675	5,621,567
Shares reacquired upon conversion into other share class(es)	(136,492)	(5,233,782)

Net increase (decrease) in shares outstanding	688,076	$21,624,017

Year ended September 30, 2018:
Shares sold	3,668,460	$143,790,471
Shares issued in reinvestment of dividends and distributions	1,741,872	62,880,435
Shares reacquired	(5,696,257)	(221,418,042)

Net increase (decrease) in shares outstanding before conversion	(285,925)	(14,747,136)
Shares issued upon conversion from other share class(es)	242,026	9,786,909
Shares reacquired upon conversion into other share class(es)	(492,672)	(19,589,924)

Net increase (decrease) in shares outstanding	(536,571)	$(24,550,151)

Class B
Six months ended March 31, 2019:
Shares sold	19,155	$577,439
Shares issued in reinvestment of dividends and distributions	30,394	844,045
Shares reacquired	(28,850)	(840,375)

Net increase (decrease) in shares outstanding before conversion	20,699	581,109
Shares reacquired upon conversion into other share class(es)	(69,586)	(1,991,837)

Net increase (decrease) in shares outstanding	(48,887)	$(1,410,728)

Year ended September 30, 2018:
Shares sold	49,713	$1,556,708
Shares issued in reinvestment of dividends and distributions	35,853	1,041,541
Shares reacquired	(63,054)	(1,986,108)

Net increase (decrease) in shares outstanding before conversion	22,512	612,141
Shares reacquired upon conversion into other share class(es)	(133,019)	(4,344,180)

Net increase (decrease) in shares outstanding	(110,507)	$(3,732,039)

Class C
Six months ended March 31, 2019:
Shares sold	629,669	$18,357,866
Shares issued in reinvestment of dividends and distributions	352,083	9,833,672
Shares reacquired	(500,489)	(14,594,768)

Net increase (decrease) in shares outstanding before conversion	481,263	13,596,770
Shares reacquired upon conversion into other share class(es)	(194,859)	(5,818,093)

Net increase (decrease) in shares outstanding	286,404	$7,778,677

Year ended September 30, 2018:
Shares sold	1,553,750	$49,219,158
Shares issued in reinvestment of dividends and distributions	282,277	8,222,731
Shares reacquired	(623,980)	(19,713,437)

Net increase (decrease) in shares outstanding before conversion	1,212,047	37,728,452
Shares reacquired upon conversion into other share class(es)	(245,724)	(7,710,612)

Net increase (decrease) in shares outstanding	966,323	$30,017,840

PGIM Jennison Growth Fund	33

Notes to Financial Statements (unaudited) (continued)

Class R	Shares	Amount
Six months ended March 31, 2019:
Shares sold	555,195	$16,871,032
Shares issued in reinvestment of dividends and distributions	550,773	16,952,805
Shares reacquired	(1,718,634)	(55,228,536)

Net increase (decrease) in shares outstanding	(612,666)	$(21,404,699)

Year ended September 30, 2018:
Shares sold	694,045	$23,994,461
Shares issued in reinvestment of dividends and distributions	643,869	20,442,842
Shares reacquired	(2,520,685)	(86,684,817)

Net increase (decrease) in shares outstanding before conversion	(1,182,771)	(42,247,514)
Shares reacquired upon conversion into other share class(es)	(1,450)	(47,025)

Net increase (decrease) in shares outstanding	(1,184,221)	$(42,294,539)

Class Z
Six months ended March 31, 2019:
Shares sold	10,587,335	$420,518,250
Shares issued in reinvestment of dividends and distributions	3,740,799	143,197,782
Shares reacquired	(11,543,958)	(464,333,473)

Net increase (decrease) in shares outstanding before conversion	2,784,176	99,382,559
Shares issued upon conversion from other share class(es)	235,629	9,678,799
Shares reacquired upon conversion into other share class(es)	(57,352)	(2,256,654)

Net increase (decrease) in shares outstanding	2,962,453	$106,804,704

Year ended September 30, 2018:
Shares sold	23,173,947	$978,752,187
Shares issued in reinvestment of dividends and distributions	3,424,850	132,918,418
Shares reacquired	(21,994,892)	(915,932,337)

Net increase (decrease) in shares outstanding before conversion	4,603,905	195,738,268
Shares issued upon conversion from other share class(es)	631,829	26,873,076
Shares reacquired upon conversion into other share class(es)	(764,769)	(31,321,660)

Net increase (decrease) in shares outstanding	4,470,965	$191,289,684

Class R2
Six months ended March 31, 2019:
Shares sold	81,641	$3,109,762
Shares issued in reinvestment of dividends and distributions	9,052	345,321
Shares reacquired	(188,675)	(7,849,079)

Net increase (decrease) in shares outstanding	(97,982)	$(4,393,996)

Period ended September 30, 2018*:
Shares sold	171,297	$7,549,884
Shares issued in reinvestment of dividends and distributions	13	513
Shares reacquired	(1,367)	(62,285)

Net increase (decrease) in shares outstanding	169,943	$7,488,112

34

Class R4	Shares	Amount
Six months ended March 31, 2019:
Shares sold	116,012	$4,813,845
Shares issued in reinvestment of dividends and distributions	2,064	78,935
Shares reacquired	(6,425)	(253,620)

Net increase (decrease) in shares outstanding	111,651	$4,639,160

Period ended September 30, 2018*:
Shares sold	8,482	$380,930
Shares issued in reinvestment of dividends and distributions	13	513
Shares reacquired	(421)	(19,313)

Net increase (decrease) in shares outstanding	8,074	$362,130

Class R6
Six months ended March 31, 2019:
Shares sold	1,995,709	$82,507,713
Shares issued in reinvestment of dividends and distributions	153,308	5,871,697
Shares reacquired	(326,712)	(13,113,552)

Net increase (decrease) in shares outstanding	1,822,305	$75,265,858

Year ended September 30, 2018:
Shares sold	1,495,867	$63,696,151
Shares issued in reinvestment of dividends and distributions	40,903	1,587,854
Shares reacquired	(557,398)	(23,442,329)

Net increase (decrease) in shares outstanding before conversion	979,372	41,841,676
Shares issued upon conversion from other share class(es)	650,862	26,353,416

Net increase (decrease) in shares outstanding	1,630,234	$68,195,092

*	Commencement of offering was November 28, 2017.

7. Borrowings

The Company, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Series’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 4, 2018, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those

PGIM Jennison Growth Fund	35

Notes to Financial Statements (unaudited) (continued)

portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Series utilized the SCA during the reporting period ended March 31, 2019. The average daily balance for the 8 days that the Series had loans outstanding during the period was approximately $2,274,250, borrowed at a weighted average interest rate of 3.55%. The maximum loan outstanding amount during the period was $4,551,000. At March 31, 2019, the Series did not have an outstanding loan amount.

8. Risks of Investing in the Series

The Series’ risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Series invests could go down. The Series’ holdings can vary significantly from broad market indexes and the performance of the Series can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Series’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Series may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Series’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Series’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Series fall, the value of an investment in the Series will decline. Additionally, the Series may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Series has unsettled or open transactions defaults.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or

36

duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to Financial Statements. The Manager has adopted the amendments and reflected them in the Series’ financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Series’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM Jennison Growth Fund	37

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,	Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$42.79	$ 35.78	$29.86	$ 29.37	$29.31	$25.59
Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.10)	(0.05)	(0.06)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.01)	9.23	7.13	2.60	1.70	4.79
Total from investment operations	(1.04)	9.13	7.08	2.54	1.62	4.71
Less Dividends and Distributions:
Distributions from net realized gains	(2.05)	(2.12)	(1.16)	(2.05)	(1.56)	(0.99)
Net asset value, end of period	$39.70	$ 42.79	$35.78	$ 29.86	$29.37	$29.31
Total Return(b):	(1.85)%	26.60%	24.70%	8.63%	5.89%	18.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,279,646	$1,349,940	$1,147,941	$1,044,317	$1,026,140	$1,086,552
Average net assets (000)	$1,204,643	$1,258,241	$1,055,913	$1,061,391	$1,079,867	$1,079,657
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.02% (e)	1.02%	1.02%	1.03%	1.05%	1.05%
Expenses before waivers and/or expense reimbursement	1.02% (e)	1.02%	1.02%	1.03%	1.05%	1.05%
Net investment income (loss)	(0.18)% (e)	(0.26)%	(0.16)%	(0.19)%	(0.26)%	(0.27)%
Portfolio turnover rate(f)	22%	40%	54% (g)	36%	41%	38%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

(g)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class B Shares
	Six Months Ended March 31,	Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$34.18	$29.23	$24.78	$24.85	$25.21	$22.29
Income (loss) from investment operations:
Net investment income (loss)	(0.16)	(0.37)	(0.22)	(0.21)	(0.25)	(0.23)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.87)	7.44	5.83	2.19	1.45	4.14
Total from investment operations	(1.03)	7.07	5.61	1.98	1.20	3.91
Less Dividends and Distributions:
Distributions from net realized gains	(2.05)	(2.12)	(1.16)	(2.05)	(1.56)	(0.99)
Net asset value, end of period	$31.10	$34.18	$29.23	$24.78	$24.85	$25.21
Total Return(b):	(2.30)%	25.46%	23.80%	7.90%	5.14%	17.87%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,779	$14,618	$15,734	$17,421	$21,843	$26,222
Average net assets (000)	$12,334	$15,991	$16,248	$20,138	$25,070	$28,811
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.95% (e)	1.95%	1.72%	1.73%	1.75%	1.75%
Expenses before waivers and/or expense reimbursement	2.27% (e)	2.13%	1.72%	1.73%	1.75%	1.75%
Net investment income (loss)	(1.10)% (e)	(1.19)%	(0.86)%	(0.89)%	(0.96)%	(0.97)%
Portfolio turnover rate(f)	22%	40%	54% (g)	36%	41%	38%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

(g)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund	39

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31,	Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$34.34	$29.29	$24.82	$24.89	$25.25	$22.32
Income (loss) from investment operations:
Net investment income (loss)	(0.13)	(0.30)	(0.22)	(0.21)	(0.25)	(0.24)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.86)	7.47	5.85	2.19	1.45	4.16
Total from investment operations	(0.99)	7.17	5.63	1.98	1.20	3.92
Less Dividends and Distributions:
Distributions from net realized gains	(2.05)	(2.12)	(1.16)	(2.05)	(1.56)	(0.99)
Net asset value, end of period	$31.30	$34.34	$29.29	$24.82	$24.89	$25.25
Total Return(b):	(2.17)%	25.76%	23.84%	7.89%	5.13%	17.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$168,581	$175,142	$121,092	$115,018	$91,552	$75,620
Average net assets (000)	$158,993	$148,000	$113,836	$110,677	$83,892	$71,867
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.69% (e)	1.69%	1.72%	1.73%	1.75%	1.75%
Expenses before waivers and/or expense reimbursement	1.69% (e)	1.69%	1.72%	1.73%	1.75%	1.75%
Net investment income (loss)	(0.84)% (e)	(0.94)%	(0.86)%	(0.88)%	(0.96)%	(0.97)%
Portfolio turnover rate(f)	22%	40%	54% (g)	36%	41%	38%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

(g)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Class R Shares
	Six Months Ended March 31,	Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$37.57	$31.72	$26.65	$26.47	$26.62	$23.37
Income (loss) from investment operations:
Net investment income (loss)	(0.07)	(0.16)	(0.10)	(0.10)	(0.16)	(0.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.92)	8.13	6.33	2.33	1.57	4.36
Total from investment operations	(0.99)	7.97	6.23	2.23	1.41	4.24
Less Dividends and Distributions:
Distributions from net realized gains	(2.05)	(2.12)	(1.16)	(2.05)	(1.56)	(0.99)
Net asset value, end of period	$34.53	$37.57	$31.72	$26.65	$26.47	$26.62
Total Return(b):	(1.98)%	26.34%	24.48%	8.39%	5.68%	18.48%

Ratios/Supplemental Data:
Net assets, end of period (000)	$284,380	$332,402	$318,202	$290,328	$261,304	$47,957
Average net assets (000)	$287,783	$334,713	$306,004	$277,093	$122,239	$43,736
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.25% (e)	1.23%	1.22%	1.23%	1.25%	1.25%
Expenses before waivers and/or expense reimbursement	1.50% (e)	1.48%	1.47%	1.48%	1.50%	1.50%
Net investment income (loss)	(0.40)% (e)	(0.47)%	(0.36)%	(0.39)%	(0.57)%	(0.48)%
Portfolio turnover rate(f)	22%	40%	54% (g)	36%	41%	38%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

(g)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund	41

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31,	Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$46.12	$38.30	$31.79	$31.05	$30.81	$26.78
Income (loss) from investment operations:
Net investment income (loss)	0.03	0.02	0.04	0.03	0.01	0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.07)	9.92	7.63	2.76	1.79	5.01
Total from investment operations	(1.04)	9.94	7.67	2.79	1.80	5.02
Less Dividends and Distributions:
Dividends from net investment income	(0.02)	-	-	-	-	- (b)
Distributions from net realized gains	(2.05)	(2.12)	(1.16)	(2.05)	(1.56)	(0.99)
Total dividends and distributions	(2.07)	(2.12)	(1.16)	(2.05)	(1.56)	(0.99)
Net asset value, end of period	$43.01	$46.12	$38.30	$31.79	$31.05	$30.81
Total Return(c):	(1.71)%	26.99%	25.07%	8.99%	6.20%	19.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,423,076	$3,533,891	$2,763,070	$2,015,895	$1,801,158	$1,465,227
Average net assets (000)	$3,187,276	$3,107,412	$2,264,779	$1,944,589	$1,701,486	$1,398,654
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.71% (f)	0.71%	0.72%	0.73%	0.75%	0.75%
Expenses before waivers and/or expense reimbursement	0.71% (f)	0.71%	0.72%	0.73%	0.75%	0.75%
Net investment income (loss)	0.13% (f)	0.04%	0.13%	0.11%	0.03%	0.03%
Portfolio turnover rate(g)	22%	40%	54% (h)	36%	41%	38%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $(0.005) per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

(h)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund	43

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended March 31, 2019	November 28, 2017(a) through September 30, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$45.99	$41.24
Income (loss) from investment operations:
Net investment income (loss)	(0.06)	(0.32)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.07)	7.19
Total from investment operations	(1.13)	6.87
Less Dividends and Distributions:
Distributions from net realized gains	(2.05)	(2.12)
Net asset value, end of period	$42.81	$45.99
Total Return(c):	(1.92)%	17.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,081	$7,815
Average net assets (000)	$6,989	$1,011
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.10% (e)	1.10%	(e)
Expenses before waivers and/or expense reimbursement	1.24% (e)	3.11%	(e)
Net investment income (loss)	(0.32)% (e)	(0.86)%	(e)
Portfolio turnover rate(f)	22%	40%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

44

Class R4 Shares
	Six Months Ended March 31, 2019		November 28, 2017(a) through September 30, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$46.08		$41.24
Income (loss) from investment operations:
Net investment income (loss)	-	(c)	(0.22)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.06)		7.18
Total from investment operations	(1.06)		6.96
Less Dividends and Distributions:
Distributions from net realized gains	(2.05)		(2.12)
Net asset value, end of period	$42.97		$46.08
Total Return(d):	(1.76)%		17.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,144		$372
Average net assets (000)	$3,375		$38
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.85%	(f)	0.85%	(f)
Expenses before waivers and/or expense reimbursement	1.21%	(f)	57.88%	(f)
Net investment income (loss)	(0.01)%	(f)	(0.62)%	(f)
Portfolio turnover rate(g)	22%		40%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $(0.005) per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Series invests.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund	45

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended March 31, 2019	Year Ended September 30, 2018	September 27, 2017(a) through September 30, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$46.19	$38.30	$37.92
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.08	-	(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.08)	9.93	0.38
Total from investment operations	(1.03)	10.01	0.38
Less Dividends and Distributions:
Dividends from net investment income	(0.06)	-	-
Distributions from net realized gains	(2.05)	(2.12)	-
Total dividends and distributions	(2.11)	(2.12)	-
Net asset value, end of period	$43.05	$46.19	$38.30
Total Return(d):	(1.66)%	27.18%	1.00%
Ratios/Supplemental Data:
Net assets, end of period (000)	$163,858	$91,625	$13,539
Average net assets (000)	$121,224	$50,011	$13,296
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.60% (g)	0.60%	0.58%	(g)
Expenses before waivers and/or expense reimbursement	0.60% (g)	0.62%	0.58%	(g)
Net investment income (loss)	0.25% (g)	0.18%	(0.43)%	(g)
Portfolio turnover rate(h)	22%	40%	54%	(i)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Series invests.
(f)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.
(h)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

(i)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

46

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Growth Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at sec.gov. Beginning with reporting periods on or after March 31, 2019, Form N-PORT will replace Form N-Q. Form N-PORT will be filed with the Securities and Exchange Commission quarterly, and each Fund’s full portfolio holdings as of its first and third quarters of each fiscal year will be made publicly available 60 days after the end of each quarter. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON GROWTH FUND

SHARE CLASS	A	B	C	R	Z	R2	R4	R6*
NASDAQ	PJFAX	PJFBX	PJFCX	PJGRX	PJFZX	PJFOX	PJFPX	PJFQX
CUSIP	74437E107	74437E206	74437E305	74437E651	74437E404	74437E420	74437E412	74437E479

* Formerly known as Class Q shares.

MF168E2

PGIM ASSET ALLOCATION FUNDS

(Formerly known as Prudential Asset Allocation Funds)

SEMIANNUAL REPORT

MARCH 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Balanced / Allocation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of QMA LLC, a registered investment adviser and a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

PGIM Conservative Allocation Fund

Supplement dated May 7, 2019 to the Currently Effective

Prospectus, Summary Prospectus and Statement of Additional Information

At the special meeting of shareholders of the PGIM Conservative Allocation Fund (“Conservative Allocation Fund”) held on May 7, 2019, shareholders approved the Conservative Allocation Fund’s reorganization into PGIM Balanced Fund (“Balanced Fund”), a series of The Prudential Investment Portfolios, Inc. Pursuant to the reorganization, the assets and liabilities of the Conservative Allocation Fund will be exchanged for shares of the Balanced Fund, and shareholders of the Conservative Allocation Fund will become shareholders of the Balanced Fund. Shares of the Balanced Fund to be received by the Conservative Allocation Fund shareholders in the reorganization will be equal in value and of the same share class, and each share class will be subject to the same distribution fees, account maintenance fees, and sales charges, including contingent deferred sales charges, if any, as the Conservative Allocation Fund shares held by such shareholders immediately prior to the reorganization.

The reorganization transaction is expected to be completed as of the close of business on the New York Stock Exchange on or about Friday, June 21, 2019. In anticipation of the upcoming reorganization, generally the last day for purchases and exchanges into the Conservative Allocation Fund will be trade date Thursday, June 20, 2019.

The Conservative Allocation Fund is expected to distribute its realized capital gains, if any, to its shareholders prior to the closing date. Conservative Allocation Fund shareholders who do not hold their shares in a tax-advantaged account may receive a taxable capital gain distribution. In addition, it is currently anticipated that all or a substantial portion of the Conservative Allocation Fund’s portfolio securities will be sold and/or redeemed in-kind prior to the closing of the reorganization, and the Conservative Allocation Fund is expected to realize capital gain or loss in connection with those sales. If the Conservative Allocation Fund realizes capital gains, those gains may increase the capital gain distribution paid to shareholders.

LR1202

PGIM Asset Allocation Funds	3

THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

PGIM Moderate Allocation Fund

Supplement dated May 7, 2019 to the Currently Effective

Prospectus, Summary Prospectus and Statement of Additional Information

At the special meeting of shareholders of the PGIM Moderate Allocation Fund (“Moderate Allocation Fund”) held on May 7, 2019, shareholders approved the Moderate Allocation Fund’s reorganization into PGIM Balanced Fund (“Balanced Fund”), a series of The Prudential Investment Portfolios, Inc. Pursuant to the reorganization, the assets and liabilities of the Moderate Allocation Fund will be exchanged for shares of the Balanced Fund, and shareholders of the Moderate Allocation Fund will become shareholders of the Balanced Fund. Shares of the Balanced Fund to be received by the Moderate Allocation Fund shareholders in the reorganization will be equal in value and of the same share class, and each share class will be subject to the same distribution fees, account maintenance fees, and sales charges, including contingent deferred sales charges, if any, as the Moderate Allocation Fund shares held by such shareholders immediately prior to the reorganization.

The reorganization transaction is expected to be completed as of the close of business on the New York Stock Exchange on or about Friday, June 21, 2019. In anticipation of the upcoming reorganization, generally the last day for purchases and exchanges into the Moderate Allocation Fund will be trade date Thursday, June 20, 2019.

The Moderate Allocation Fund is expected to distribute its realized capital gains, if any, to its shareholders prior to the closing date. Moderate Allocation Fund shareholders who do not hold their shares in a tax-advantaged account may receive a taxable capital gain distribution. In addition, it is currently anticipated that all or a substantial portion of the Moderate Allocation Fund’s portfolio securities will be sold and/or redeemed in-kind prior to the closing of the reorganization, and the Moderate Allocation Fund is expected to realize capital gain or loss in connection with those sales. If the Moderate Allocation Fund realizes capital gains, those gains may increase the capital gain distribution paid to shareholders.

LR1203

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THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

PGIM Growth Allocation Fund

Supplement dated May 7, 2019 to the Currently Effective

Prospectus, Summary Prospectus and Statement of Additional Information

At the special meeting of shareholders of the PGIM Growth Allocation Fund (“Growth Allocation Fund”) held on May 7, 2019, shareholders approved the Growth Allocation Fund’s reorganization into PGIM QMA Large-Cap Core Equity Fund (the “Large-Cap Core Fund”), a series of Prudential Investment Portfolios 9. Pursuant to the reorganization, the assets and liabilities of the Growth Allocation Fund will be exchanged for shares of the Large-Cap Core Fund, and shareholders of the Growth Allocation Fund will become shareholders of the Large-Cap Core Fund. Shares of the Large-Cap Core Fund to be received by the Growth Allocation Fund shareholders in the reorganization will be equal in value and of the same share class, except that Class R shareholders of the Growth Allocation Fund will receive Class A shares of the Large-Cap Core Fund, and each share class will be subject to the same distribution fees, account maintenance fees, and sales charges, including contingent deferred sales charges, if any, as the Growth Allocation Fund shares held by such shareholders immediately prior to the reorganization.

The reorganization transaction is expected to be completed as of the close of business on the New York Stock Exchange on or about Friday, June 21, 2019. In anticipation of the upcoming reorganization generally the last day for purchases and exchanges into the Growth Allocation Fund will be trade date Thursday, June 20, 2019.

The Growth Allocation Fund is expected to distribute its realized capital gains, if any, to its shareholders prior to the closing date. Growth Allocation Fund shareholders who do not hold their shares in a tax-advantaged account may receive a taxable capital gain distribution. In addition, it is currently anticipated that all or a substantial portion of the Growth Allocation Fund’s portfolio securities will be sold and/or redeemed in-kind prior to the closing of the reorganization, and the Growth Allocation Fund is expected to realize capital gain or loss in connection with those sales. If the Growth Allocation Fund realizes capital gains, those gains may increase the capital gain distribution paid to shareholders.

LR1204

PGIM Asset Allocation Funds	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Asset Allocation Funds informative and useful. The report covers performance for the six-month period ended March 31, 2019.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Asset Allocation Funds

May 15, 2019

*The Prudential Day One Funds did not change their names.

PGIM Asset Allocation Funds	7

PGIM Conservative Allocation Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 3/31/19 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 3/31/19 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	0.85	–3.12	2.62	6.79	—
Class B	0.48	–3.04	2.84	6.59	—
Class C	0.56	0.79	3.02	6.60	—
Class R	0.72	2.24	3.53	7.13	—
Class Z	0.97	2.69	4.04	7.66	—
Class R6**	1.05	2.77	N/A	N/A	2.36 (11/28/17)
Conservative Customized Blend Index
	1.87	4.95	4.51	7.36	—
Russell 1000 Index
	–1.76	9.30	10.63	16.05	—
S&P 500 Index
	–1.72	9.49	10.90	15.91	—
Lipper Mixed-Asset Target Allocation Conservative Funds Average
	1.18	2.87	3.39	6.99	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized.

**Formerly known as Class Q shares.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6**
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr.1) 4.00% (Yr.2) 3.00% (Yr.3) 2.00% (Yr.4) 1.00% (Yr.5) 1.00% (Yr.6) 0.00% (Yr.7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares.

Benchmark Definitions

Conservative Customized Blend Index—The Conservative Customized Blend Index is a model portfolio consisting of the Russell 3000 Index (25.5%), the MSCI ACWI ex-US ND Index (10%), the Bloomberg Barclays US Aggregate Bond Index (29%), the Bloomberg Barclays 1-3 Year Government/Credit Index (29%), the FTSE EPRA/NAREIT Developed Net Index (5%), and the FTSE 3-Month T-Bill Index*** (1.5%). The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 3.49%.

Russell 1000 Index—The Russell 1000 Index is an unmanaged index that consists of the stocks of the 1,000 largest firms in the Russell 3000 Index, an index that represents approximately 98% of the US market. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 7.23%.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 7.31%.

PGIM Asset Allocation Funds	9

PGIM Conservative Allocation Fund

Your Fund’s Performance (continued)

Lipper Mixed-Asset Target Allocation Conservative Funds Average—The Lipper Mixed-Asset Target Allocation Conservative Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Conservative Funds universe for the periods noted. Funds in the Lipper Average maintain a mix of between 20% and 40% in equity securities with the remainder in bonds, cash, and cash equivalents. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 1.85%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”).© LSE Group 2019. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” and “FTSE Russell®” are trademark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. “TMX®” is a trademark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor, or endorse the content of this communication.

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PGIM Conservative Allocation Fund

Performance Target

The PGIM Conservative Allocation Fund seeks to exceed a performance target—the Conservative Customized Blend Index—consisting of a weighted average return of six securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2019, and their weightings in the Conservative Customized Blend Index. The Fund seeks to exceed this target by holding positions in specific PGIM mutual funds. In response to market developments, the Fund’s subadviser may vary its holdings in those funds (within specified ranges).

Source: Lipper Inc.

The Bloomberg Barclays US Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the US government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how prices of short- and intermediate-term bonds have performed.

The Bloomberg Barclays 1-3 Year Government/Credit Index is considered representative of the performance of short-term US corporate bonds and US government bonds with maturities from one to three years.

The FTSE 3-Month T-Bill Index* is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

The FTSE EPRA/NAREIT Developed Net Index is designed to track the performance of listed real estate companies and REITs worldwide.

The MSCI ACWI ex-US ND Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the US. It comprises approximately 22 developed and 24 emerging market country indexes. The Net Dividend (ND) version of the MSCI ACWI ex-US ND Index reflects the impact of the maximum withholding taxes on reinvested dividends.

The Russell 3000 Index is an unmanaged index that represents the US equity market—it covers about 98% of all investable stocks in the US.

*Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”).© LSE Group 2019. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” and “FTSE Russell®” are trademark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. “TMX®” is a trademark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor, or endorse the content of this communication.

PGIM Asset Allocation Funds	11

PGIM Moderate Allocation Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 3/31/19 (without sales charges)	Average Annual Total Returns as of 3/31/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–1.10	–3.94	3.60	8.95	—
Class B	–1.51	–3.67	3.83	8.74	—
Class C	–1.44	0.02	3.99	8.74	—
Class R	–1.20	1.44	4.49	9.27	—
Class Z	–0.95	1.95	5.04	9.84	—
Class R6**	–0.95	1.95	N/A	N/A	2.11 (11/28/17)
Moderate Customized Blend Index
	0.49	5.55	6.21	10.31	—
Russell 1000 Index
	–1.76	9.30	10.63	16.05	—
S&P 500 Index
	–1.72	9.49	10.90	15.91	—
Lipper Mixed-Asset Target Allocation Moderate Funds Average***
	–0.03	3.17	4.51	9.04	—
Lipper Mixed-Asset Target Allocation Growth Funds Average***
	–1.17	3.25	5.56	10.54	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized.

**Formerly known as Class Q shares.

***The Fund is compared to the Lipper Mixed-Asset Target Allocation Moderate Funds Performance Universe, although Lipper classifies the Fund in the Lipper Mixed-Asset Target Allocation Growth Funds Performance Universe. The Lipper Mixed-Asset Target Allocation Moderate Funds Performance Universe is utilized because the Fund’s manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Averages are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6**
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr.1) 4.00% (Yr.2) 3.00% (Yr.3) 2.00% (Yr.4) 1.00% (Yr.5) 1.00% (Yr.6) 0.00% (Yr.7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares.

Benchmark Definitions

Moderate Customized Blend Index—The Moderate Customized Blend Index is a model portfolio consisting of the Russell 3000 Index (45%), the MSCI ACWI ex-US ND Index (15%), the Bloomberg Barclays US Aggregate Bond Index (19%), the Bloomberg Barclays 1-3 Year Government/Credit Index (14%), the FTSE EPRA/NAREIT Developed Net Index (5%), and the FTSE 3-Month T-Bill Index*** (2%). The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 4.12%.

Russell 1000 Index—The Russell 1000 Index is an unmanaged index that consists of the stocks of the 1,000 largest firms in the Russell 3000 Index, an index that represents approximately 98% of the US market. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 7.23%.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 7.31%.

PGIM Asset Allocation Funds	13

PGIM Moderate Allocation Fund

Your Fund’s Performance (continued)

Lipper Mixed-Asset Target Allocation Moderate Funds Average—The Lipper Mixed-Asset Target Allocation Moderate Funds Average (Lipper Average) is based on an average return of all funds in the Lipper Mixed-Asset Target Allocation Moderate Funds universe for the periods noted. These are funds that, by portfolio practice, maintain a mix of between 40%-60% in equity securities, with the remainder invested in bonds, cash, and cash equivalents. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 2.15%.

Lipper Mixed-Asset Target Allocation Growth Funds Average—The Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Growth Funds universe for the periods noted. These are funds that, by portfolio practice, maintain a mix of between 60%-80% in equity securities, with the remainder invested in bonds, cash, and cash equivalents. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 2.53%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

***Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”).© LSE Group 2019. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” and “FTSE Russell®” are trademark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. “TMX®” is a trademark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor, or endorse the content of this communication.

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PGIM Moderate Allocation Fund

Performance Target

The PGIM Moderate Allocation Fund seeks to exceed a performance target—the Moderate Customized Blend Index—consisting of a weighted average return of six securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2019, and their weightings in the Moderate Customized Blend Index. The Fund seeks to exceed this target by holding positions in specific PGIM mutual funds. In response to market developments, the Fund’s subadviser may vary its holdings in those funds (within specified ranges).

Source: Lipper Inc.

The Bloomberg Barclays US Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the US Government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how prices of short- and intermediate-term bonds have performed.

The Bloomberg Barclays 1-3 Year Government/Credit Index is considered representative of the performance of short-term US corporate bonds and US government bonds with maturities from one to three years.

The FTSE 3-Month T-Bill Index* is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

The FTSE EPRA/NAREIT Developed Net Index is designed to track the performance of listed real estate companies and REITs worldwide.

The MSCI ACWI ex-US ND Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the US. It comprises approximately 22 developed and 24 emerging market country indexes. The Net Dividend (ND) version of the MSCI ACWI ex-US ND Index reflects the impact of the maximum withholding taxes on reinvested dividends.

The Russell 3000 Index is an unmanaged index that represents the US equity market—it covers about 98% of all investable stocks in the US.

*Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”).© LSE Group 2019. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” and “FTSE Russell®” are trademark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. “TMX®” is a trademark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE

Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor, or endorse the content of this communication.

PGIM Asset Allocation Funds	15

PGIM Growth Allocation Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 3/31/19 (without sales charges)	Average Annual Total Returns as of 3/31/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–3.18	–5.24	4.26	10.88	—
Class B	–3.55	–5.01	4.50	10.68	—
Class C	–3.55	–1.42	4.65	10.67	—
Class R	–3.34	–0.08	5.17	11.23	—
Class Z	–3.06	0.51	5.69	11.79	—
Class R6**	–3.12	0.45	N/A	N/A	1.36 (11/28/17)
Growth Customized Blend Index
	–1.03	5.46	7.52	12.91	—
Russell 1000 Index
	–1.76	9.30	10.63	16.05	—
S&P 500 Index
	–1.72	9.49	10.90	15.91	—
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Average
	–3.01	1.28	5.77	11.82	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized.

**Formerly known as Class Q shares.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6**
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr.1) 4.00% (Yr.2) 3.00% (Yr.3) 2.00% (Yr.4) 1.00% (Yr.5) 1.00% (Yr.6) 0.00% (Yr.7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares.

Benchmark Definitions

Growth Customized Blend Index—The Growth Customized Blend Index is a model portfolio consisting of the Russell 3000 Index (60.5%), the MSCI ACWI ex-US ND Index (24%), the Bloomberg Barclays US Aggregate Bond Index (8%), the FTSE EPRA/NAREIT Developed Net Index (5%), and the FTSE 3-Month T-Bill Index*** (2.5%). The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 4.24%.

Russell 1000 Index—The Russell 1000 Index is an unmanaged index that consists of the stocks of the 1,000 largest firms in the Russell 3000 Index, an index that represents approximately 98% of the US market. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 7.23%.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 7.31%.

PGIM Asset Allocation Funds	17

PGIM Growth Allocation Fund

Your Fund’s Performance (continued)

Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Average—The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds universe for the periods noted. Funds in the Lipper Average are funds of funds that, by portfolio practice, maintain at least 80% of assets in equity securities, with the remainder invested in bonds, cash, and cash equivalents. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 1.56%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”).© LSE Group 2019. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” and “FTSE Russell®” are trademark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. “TMX®” is a trademark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor, or endorse the content of this communication.

18	Visit our website at pgiminvestments.com

PGIM Growth Allocation Fund

Performance Target

The PGIM Growth Allocation Fund seeks to exceed a performance target—the Growth Customized Blend Index—consisting of a weighted average return of five securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2019, and their weightings in the Growth Customized Blend Index. The Fund seeks to exceed this target by holding positions in specific PGIM mutual funds. In response to market developments, the Fund’s subadviser may vary its holdings in those funds (within specified ranges).

Source: Lipper Inc.

The Bloomberg Barclays US Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the US government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how prices of short- and intermediate-term bonds have performed.

The FTSE 3-Month T-Bill Index* is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

The FTSE EPRA/NAREIT Developed Net Index is designed to track the performance of listed real estate companies and REITs worldwide.

The MSCI ACWI ex-US ND Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the US. It comprises approximately 22 developed and 24 emerging market country indexes. The Net Dividend (ND) version of the MSCI ACWI ex-US ND Index reflects the impact of the maximum withholding taxes on reinvested dividends.

The Russell 3000 Index is an unmanaged index that represents the US equity market—it covers about 98% of all investable stocks in the US.

*Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”).© LSE Group 2019. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” and “FTSE Russell®” are trademark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. “TMX®” is a trademark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor, or endorse the content of this communication.

PGIM Asset Allocation Funds	19

Fees and Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 held through the six-month period ended March 31, 2019. These examples are for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the tables on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the tables, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

20	Visit our website at pgiminvestments.com

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Conservative Allocation Fund		Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,008.50	1.20%	$6.01
	Hypothetical	$1,000.00	$1,018.95	1.20%	$6.04
Class B	Actual	$1,000.00	$1,004.80	1.95%	$9.75
	Hypothetical	$1,000.00	$1,015.21	1.95%	$9.80
Class C	Actual	$1,000.00	$1,005.60	1.95%	$9.75
	Hypothetical	$1,000.00	$1,015.21	1.95%	$9.80
Class R	Actual	$1,000.00	$1,007.20	1.45%	$7.26
	Hypothetical	$1,000.00	$1,017.70	1.45%	$7.29
Class Z	Actual	$1,000.00	$1,009.70	0.95%	$4.76
	Hypothetical	$1,000.00	$1,020.19	0.95%	$4.78
Class R6**	Actual	$1,000.00	$1,010.50	0.95%	$4.76
	Hypothetical	$1,000.00	$1,020.19	0.95%	$4.78

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2019, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

PGIM Asset Allocation Funds	21

Fees and Expenses (continued)

PGIM Moderate Allocation Fund		Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$989.00	1.27%	$6.30
	Hypothetical	$1,000.00	$1,018.60	1.27%	$6.39
Class B	Actual	$1,000.00	$984.90	2.02%	$10.00
	Hypothetical	$1,000.00	$1,014.86	2.02%	$10.15
Class C	Actual	$1,000.00	$985.60	2.02%	$10.00
	Hypothetical	$1,000.00	$1,014.86	2.02%	$10.15
Class R	Actual	$1,000.00	$988.00	1.52%	$7.53
	Hypothetical	$1,000.00	$1,017.35	1.52%	$7.64
Class Z	Actual	$1,000.00	$990.50	1.02%	$5.06
	Hypothetical	$1,000.00	$1,019.85	1.02%	$5.14
Class R6**	Actual	$1,000.00	$990.50	1.02%	$5.06
	Hypothetical	$1,000.00	$1,019.85	1.02%	$5.14

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2019, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

PGIM Growth Allocation Fund		Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$968.20	1.35%	$6.62
	Hypothetical	$1,000.00	$1,018.20	1.35%	$6.79
Class B	Actual	$1,000.00	$964.50	2.10%	$10.29
	Hypothetical	$1,000.00	$1,014.46	2.10%	$10.55
Class C	Actual	$1,000.00	$964.50	2.10%	$10.29
	Hypothetical	$1,000.00	$1,014.46	2.10%	$10.55
Class R	Actual	$1,000.00	$966.60	1.60%	$7.84
	Hypothetical	$1,000.00	$1,016.95	1.60%	$8.05
Class Z	Actual	$1,000.00	$969.40	1.10%	$5.40
	Hypothetical	$1,000.00	$1,019.45	1.10%	$5.54
Class R6**	Actual	$1,000.00	$968.80	1.10%	$5.40
	Hypothetical	$1,000.00	$1,019.45	1.10%	$5.54

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2019, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

22	Visit our website at pgiminvestments.com

PGIM Conservative Allocation Fund

Schedule of Investments (unaudited)

as of March 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 99.1%

AFFILIATED MUTUAL FUNDS
PGIM Absolute Return Bond Fund (Class R6)	433,826	$4,199,437
PGIM Global Real Estate Fund (Class R6)	232,770	5,961,252
PGIM Government Income Fund (Class R6)	746,647	7,055,815
PGIM High Yield Fund (Class R6)	112,307	606,456
PGIM Jennison 20/20 Focus Fund (Class R6)	74,049	1,195,889
PGIM Jennison Equity Opportunity Fund (Class R6)	144,764	2,410,318
PGIM Jennison Growth Fund (Class R6)	53,442	2,300,696
PGIM Jennison International Opportunities Fund (Class R6)	257,982	4,708,177
PGIM Jennison Mid-Cap Growth Fund (Class R6)*	60,966	1,876,527
PGIM Jennison Natural Resources Fund (Class R6)	3,581	121,517
PGIM Jennison Small Company Fund (Class R6)	201,466	4,508,811
PGIM Jennison Value Fund (Class R6)	258,534	4,798,388
PGIM QMA International Equity Fund (Class R6)	995,670	7,069,253
PGIM QMA Large-Cap Core Equity Fund (Class R6)	197,344	2,891,087
PGIM QMA Large-Cap Value Fund (Class R6)	463,507	5,715,043
PGIM QMA Long-Short Equity Fund (Class R6)*	287,765	3,599,937
PGIM QMA Mid-Cap Value Fund (Class R6)	106,223	1,920,504
PGIM QMA Small-Cap Value Fund (Class R6)	82,609	1,371,309
PGIM Short Duration Multi-Sector Bond Fund (Class R6)	4,108,884	39,445,289
PGIM Short-Term Corporate Bond Fund (Class R6)	55,733	609,161
PGIM Total Return Bond Fund (Class R6)	1,143,602	16,422,128

TOTAL LONG-TERM INVESTMENTS (cost $103,852,028)		118,786,994

SHORT-TERM INVESTMENT 1.0%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,231,294)	1,231,294	1,231,294

TOTAL INVESTMENTS 100.1% (cost $105,083,322)(w)		120,018,288
Liabilities in excess of other assets (0.1)%		(92,664)

NET ASSETS 100.0%		$119,925,624

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

PGIM Asset Allocation Funds	23

PGIM Conservative Allocation Fund

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$120,018,288	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2019 were as follows:

Multi-Sector Debt	50.1%
International	9.8
Large-Cap Value	8.8
U.S. Government Debt	5.9
Large/Mid-Cap Growth	5.5
Global Real Estate	5.0
Small-Cap Core	3.8
Large-Cap Core	3.4
Long-Short Cap	3.0
Small/Mid-Cap Value	2.7
Short-Term Investment	1.0%
Short-Term Debt	0.5
High Yield	0.5
Natural Resources	0.1

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

24

PGIM Conservative Allocation Fund

Statement of Assets & Liabilities (unaudited)

as of March 31, 2019

Assets
Affiliated investments (cost $105,083,322)	$120,018,288
Receivable for investments sold	370,000
Due from Manager	11,520
Receivable for Fund shares sold	9,781
Prepaid expenses	20,159

Total Assets	120,429,748

Liabilities
Payable for investments purchased	370,000
Distribution fee payable	40,409
Custodian and accounting fees payable	31,475
Accrued expenses and other liabilities	25,869
Payable for Fund shares reacquired	20,046
Affiliated transfer agent fee payable	16,325

Total Liabilities	504,124

Net Assets	$119,925,624

Net assets were comprised of:
Common stock, at par	$9,742
Paid-in capital in excess of par	102,944,416
Total distributable earnings (loss)	16,971,466

Net assets, March 31, 2019	$119,925,624

See Notes to Financial Statements.

PGIM Asset Allocation Funds	25

PGIM Conservative Allocation Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of March 31, 2019

Class A
Net asset value and redemption price per share, ($85,424,052 ÷ 6,933,926 shares of common stock issued and outstanding)	$12.32
Maximum sales charge (5.50% of offering price)	0.72

Maximum offering price to public	$13.04

Class B
Net asset value, offering price and redemption price per share,
($3,731,332 ÷ 304,568 shares of common stock issued and outstanding)	$12.25

Class C
Net asset value, offering price and redemption price per share,
($22,589,588 ÷ 1,843,083 shares of common stock issued and outstanding)	$12.26

Class R
Net asset value, offering price and redemption price per share,
($184,172 ÷ 14,890 shares of common stock issued and outstanding)	$12.37

Class Z
Net asset value, offering price and redemption price per share,
($7,933,409 ÷ 640,657 shares of common stock issued and outstanding)	$12.38

Class R6
Net asset value, offering price and redemption price per share,
($63,071 ÷ 5,096 shares of common stock issued and outstanding)	$12.38

See Notes to Financial Statements.

26

PGIM Conservative Allocation Fund

Statement of Operations (unaudited)

Six Months Ended March 31, 2019

Net Investment Income (Loss)
Affiliated dividend income	$2,248,081

Expenses
Management fee	59,681
Distribution fee(a)	261,525
Transfer agent’s fees and expenses (including affiliated expense of $37,587)(a)	70,793
Custodian and accounting fees	49,905
Registration fees(a)	42,667
Shareholders’ reports	19,550
Audit fee	11,531
Legal fees and expenses	10,970
Directors’ fees	7,144
Miscellaneous	6,190

Total expenses	539,956
Less: Fee waiver and/or expense reimbursement(a)	(69,449)
Distribution fee waiver(a)	(21,008)

Net expenses	449,499

Net investment income (loss)	1,798,582

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	495,555
Affiliated net capital gain distributions received	3,274,647

3,770,202

Net change in unrealized appreciation (depreciation) on investments	(4,943,857)

Net gain (loss) on investment transactions	(1,173,655)

Net Increase (Decrease) In Net Assets Resulting From Operations	$624,927

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	124,724	20,991	115,151	659	—	—
Transfer agent’s fees and expenses	46,197	7,720	12,767	131	3,935	43
Registration fees	7,276	7,003	7,235	6,369	7,059	7,725
Fee waiver and/or expense reimbursement	(23,033)	(13,119)	(11,444)	(6,436)	(7,670)	(7,747)
Distribution fee waiver	(20,788)	—	—	(220)	—	—

See Notes to Financial Statements.

PGIM Asset Allocation Funds	27

PGIM Conservative Allocation Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2019	Year Ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,798,582	$2,036,603
Net realized gain (loss) on investment transactions	495,555	1,789,881
Affiliated net capital gain distributions received	3,274,647	2,815,364
Net change in unrealized appreciation (depreciation) on investments	(4,943,857)	(2,223,209)

Net increase (decrease) in net assets resulting from operations	624,927	4,418,639

Dividends and Distributions
Distributions from distributable earnings*
Class A	(4,946,926)	—
Class B	(231,044)	—
Class C	(1,304,924)	—
Class R	(10,111)	—
Class Z	(594,377)	—
Class R6	(3,652)	—

	(7,091,034)	—

Dividends from net investment income*
Class A		(2,083,637)
Class B		(104,648)
Class C		(424,935)
Class R		(3,521)
Class Z		(210,838)
Class R6		(463)

	*	(2,828,042)

Distributions from net realized gains and capital gain distributions received*
Class A		(1,645,904)
Class B		(122,528)
Class C		(490,474)
Class R		(3,060)
Class Z		(141,291)
Class R6		(184)

	*	(2,403,441)

See Notes to Financial Statements.

28

PGIM Conservative Allocation Fund

Statements of Changes in Net Assets (unaudited) (continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
Fund share transactions (Net of share conversions)
Net proceeds from shares sold		$5,771,309	$16,191,190
Net asset value of shares issued in reinvestment of dividends and distributions		6,939,821	5,097,809
Cost of shares reacquired		(14,079,543)	(22,184,420)

Net increase (decrease) in net assets from Fund share transactions		(1,368,413)	(895,421)

Total increase (decrease)		(7,834,520)	(1,708,265)

Net Assets:
Beginning of period		127,760,144	129,468,409

End of period(a)		$119,925,624	$127,760,144

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$415,680

*	For the period ended March 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

PGIM Asset Allocation Funds	29

PGIM Moderate Allocation Fund

Schedule of Investments (unaudited)

as of March 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 99.1%

AFFILIATED MUTUAL FUNDS
PGIM Absolute Return Bond Fund (Class R6)	308,100	$2,982,412
PGIM Global Real Estate Fund (Class R6)	288,561	7,390,039
PGIM Government Income Fund (Class R6)	439,399	4,152,318
PGIM High Yield Fund (Class R6)	109,927	593,604
PGIM Jennison 20/20 Focus Fund (Class R6)	184,353	2,977,302
PGIM Jennison Equity Opportunity Fund (Class R6)	358,195	5,963,949
PGIM Jennison Growth Fund (Class R6)	79,901	3,439,744
PGIM Jennison International Opportunities Fund (Class R6)	480,310	8,765,659
PGIM Jennison Mid-Cap Growth Fund (Class R6)*	157,796	4,856,961
PGIM Jennison Natural Resources Fund (Class R6)	4,321	146,622
PGIM Jennison Small Company Fund (Class R6)	415,758	9,304,659
PGIM Jennison Value Fund (Class R6)	560,445	10,401,863
PGIM QMA International Equity Fund (Class R6)	1,820,676	12,926,797
PGIM QMA Large-Cap Core Equity Fund (Class R6)	667,232	9,774,945
PGIM QMA Large-Cap Value Fund (Class R6)	815,062	10,049,716
PGIM QMA Long-Short Equity Fund (Class R6)*	474,735	5,938,936
PGIM QMA Mid-Cap Value Fund (Class R6)	266,924	4,825,993
PGIM QMA Small-Cap Value Fund (Class R6)	178,075	2,956,046
PGIM Short Duration Multi-Sector Bond Fund (Class R6)	2,597,915	24,939,980
PGIM Total Return Bond Fund (Class R6)	1,034,218	14,851,364

TOTAL LONG-TERM INVESTMENTS (cost $119,448,864)		147,238,909

SHORT-TERM INVESTMENT 0.8%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,172,691)	1,172,691	1,172,691

TOTAL INVESTMENTS 99.9% (cost $120,621,555)(w)		148,411,600
Other assets in excess of liabilities 0.1%		169,405

NET ASSETS 100.0%		$148,581,005

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

See Notes to Financial Statements.

30

PGIM Moderate Allocation Fund

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$148,411,600	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2019 were as follows:

Multi-Sector Debt	28.8%
International	14.6
Large-Cap Value	13.8
Large/Mid-Cap Growth	9.6
Large-Cap Core	8.6
Small-Cap Core	6.2
Small/Mid-Cap Value	5.2
Global Real Estate	5.0
Long-Short Cap	4.0
U.S. Government Debt	2.8
Short-Term Investment	0.8%
High Yield	0.4
Natural Resources	0.1

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

PGIM Asset Allocation Funds	31

PGIM Moderate Allocation Fund

Statement of Assets & Liabilities (unaudited)

as of March 31, 2019

Assets
Affiliated investments (cost $120,621,555)	$148,411,600
Receivable for investments sold	640,000
Receivable for Fund shares sold	79,402
Due from Manager	11,898
Prepaid expenses	19,042

Total Assets	149,161,942

Liabilities
Payable for investments purchased	300,000
Payable for Fund shares reacquired	143,659
Distribution fee payable	50,432
Custodian and accounting fees payable	31,995
Accrued expenses and other liabilities	27,693
Affiliated transfer agent fee payable	27,158

Total Liabilities	580,937

Net Assets	$148,581,005

Net assets were comprised of:
Common stock, at par	$10,750
Paid-in capital in excess of par	115,176,089
Total distributable earnings (loss)	33,394,166

Net assets, March 31, 2019	$148,581,005

See Notes to Financial Statements.

32

PGIM Moderate Allocation Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of March 31, 2019

Class A
Net asset value and redemption price per share, ($116,092,503 ÷ 8,386,789 shares of common stock issued and outstanding)	$13.84
Maximum sales charge (5.50% of offering price)	0.81

Maximum offering price to public	$14.65

Class B
Net asset value, offering price and redemption price per share,
($7,323,812 ÷ 532,954 shares of common stock issued and outstanding)	$13.74

Class C
Net asset value, offering price and redemption price per share,
($21,971,940 ÷ 1,599,440 shares of common stock issued and outstanding)	$13.74

Class R
Net asset value, offering price and redemption price per share,
($194,989 ÷ 14,170 shares of common stock issued and outstanding)	$13.76

Class Z
Net asset value, offering price and redemption price per share,
($2,987,479 ÷ 215,746 shares of common stock issued and outstanding)	$13.85

Class R6
Net asset value, offering price and redemption price per share,
($10,282 ÷ 742 shares of common stock issued and outstanding)	$13.85

See Notes to Financial Statements.

PGIM Asset Allocation Funds	33

PGIM Moderate Allocation Fund

Statement of Operations (unaudited)

Six Months Ended March 31, 2019

Net Investment Income (Loss)
Affiliated dividend income	$2,498,682

Expenses
Management fee	74,288
Distribution fee(a)	324,068
Transfer agent’s fees and expenses (including affiliated expense of $61,634)(a)	103,971
Custodian and accounting fees	49,505
Registration fees(a)	43,656
Shareholders’ reports	23,268
Audit fee	11,495
Legal fees and expenses	11,417
Directors’ fees	7,711
Miscellaneous	6,377

Total expenses	655,756
Less: Fee waiver and/or expense reimbursement(a)	(71,692)
Distribution fee waiver(a)	(29,098)

Net expenses	554,966

Net investment income (loss)	1,943,716

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	524,453
Affiliated net capital gain distributions received	7,716,198

8,240,651

Net change in unrealized appreciation (depreciation) on investments	(12,593,093)

Net gain (loss) on investment transactions	(4,352,442)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(2,408,726)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	173,246	39,852	110,300	670	—	—
Transfer agent’s fees and expenses	74,466	13,903	13,426	121	2,032	23
Registration fees	7,835	7,007	7,435	6,687	7,054	7,638
Fee waiver and/or expense reimbursement	(23,346)	(16,766)	(9,568)	(6,718)	(7,638)	(7,656)
Distribution fee waiver	(28,875)	—	—	(223)	—	—

See Notes to Financial Statements.

34

PGIM Moderate Allocation Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2019	Year Ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,943,716	$1,861,739
Net realized gain (loss) on investment transactions	524,453	3,127,396
Affiliated net capital gain distributions received	7,716,198	6,795,956
Net change in unrealized appreciation (depreciation) on investments	(12,593,093)	(1,884,685)

Net increase (decrease) in net assets resulting from operations	(2,408,726)	9,900,406

Dividends and Distributions
Distributions from distributable earnings*
Class A	(10,273,510)	—
Class B	(640,589)	—
Class C	(1,792,745)	—
Class R	(15,270)	—
Class Z	(251,752)	—
Class R6	(887)	—

	(12,974,753)	—

Dividends from net investment income*
Class A		(2,679,512)
Class B		(162,867)
Class C		(371,059)
Class R		(1,876)
Class Z		(77,331)
Class R6		(232)

	*	(3,292,877)

Distributions from net realized gains and capital gain distributions received*
Class A		(2,840,983)
Class B		(258,639)
Class C		(589,254)
Class R		(2,252)
Class Z		(73,692)
Class R6		(222)

	*	(3,765,042)

See Notes to Financial Statements.

PGIM Asset Allocation Funds	35

PGIM Moderate Allocation Fund

Statements of Changes in Net Assets (unaudited) (continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
Fund share transactions (Net of share conversions)
Net proceeds from shares sold		$4,647,589	$10,007,462
Net asset value of shares issued in reinvestment of dividends and distributions		12,752,197	6,875,226
Cost of shares reacquired		(15,416,074)	(25,345,332)

Net increase (decrease) in net assets from Fund share transactions		1,983,712	(8,462,644)

Total increase (decrease)		(13,399,767)	(5,620,157)

Net Assets:
Beginning of period		161,980,772	167,600,929

End of period(a)		$148,581,005	$161,980,772

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$642,742

*	For the period ended March 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

36

PGIM Growth Allocation Fund

Schedule of Investments (unaudited)

as of March 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 99.1%

AFFILIATED MUTUAL FUNDS
PGIM Absolute Return Bond Fund (Class R6)	54,284	$525,468
PGIM Global Real Estate Fund (Class R6)	200,314	5,130,046
PGIM High Yield Fund (Class R6)	48,914	264,137
PGIM Jennison 20/20 Focus Fund (Class R6)	192,269	3,105,137
PGIM Jennison Equity Opportunity Fund (Class R6)	452,522	7,534,491
PGIM Jennison Growth Fund (Class R6)	85,613	3,685,628
PGIM Jennison International Opportunities Fund (Class R6)	536,492	9,790,973
PGIM Jennison Mid-Cap Growth Fund (Class R6)*	118,477	3,646,729
PGIM Jennison Natural Resources Fund (Class R6)	3,080	104,500
PGIM Jennison Small Company Fund (Class R6)	404,689	9,056,932
PGIM Jennison Value Fund (Class R6)	473,617	8,790,329
PGIM QMA International Equity Fund (Class R6)	2,059,840	14,624,867
PGIM QMA Large-Cap Core Equity Fund (Class R6)	531,939	7,792,905
PGIM QMA Large-Cap Value Fund (Class R6)	840,265	10,360,469
PGIM QMA Long-Short Equity Fund (Class R6)*	413,263	5,169,926
PGIM QMA Mid-Cap Value Fund (Class R6)	217,272	3,928,285
PGIM QMA Small-Cap Value Fund (Class R6)	155,046	2,573,762
PGIM Short Duration Multi-Sector Bond Fund (Class R6)	80,538	773,168
PGIM Total Return Bond Fund (Class R6)	395,720	5,682,540

TOTAL LONG-TERM INVESTMENTS (cost $83,292,529)		102,540,292

SHORT-TERM INVESTMENT 0.7%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $751,562)	751,562	751,562

TOTAL INVESTMENTS 99.8% (cost $84,044,091)(w)		103,291,854
Other assets in excess of liabilities 0.2%		196,069

NET ASSETS 100.0%		$103,487,923

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Asset Allocation Funds	37

PGIM Growth Allocation Fund

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$103,291,854	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2019 were as follows:

International	23.6%
Large-Cap Value	18.5
Large/Mid-Cap Growth	14.4
Large-Cap Core	10.5
Small-Cap Core	8.7
Multi-Sector Debt	6.7
Small/Mid-Cap Value	6.3
Long-Short Cap	5.0
Global Real Estate	5.0
Short-Term Investment	0.7%
High Yield	0.3
Natural Resources	0.1

99.8
Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

38

PGIM Growth Allocation Fund

Statement of Assets & Liabilities (unaudited)

as of March 31, 2019

Assets
Affiliated investments (cost $84,044,091)	$103,291,854
Receivable for investments sold	560,000
Receivable for Fund shares sold	15,807
Due from Manager	11,743
Prepaid expenses	53,373

Total Assets	103,932,777

Liabilities
Payable for investments purchased	200,000
Payable for Fund shares reacquired	125,088
Distribution fee payable	34,139
Custodian and accounting fees payable	31,510
Accrued expenses and other liabilities	27,895
Affiliated transfer agent fee payable	26,222

Total Liabilities	444,854

Net Assets	$103,487,923

Net assets were comprised of:
Common stock, at par	$6,304
Paid-in capital in excess of par	79,516,290
Total distributable earnings (loss)	23,965,329

Net assets, March 31, 2019	$103,487,923

See Notes to Financial Statements.

PGIM Asset Allocation Funds	39

PGIM Growth Allocation Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of March 31, 2019

Class A
Net asset value and redemption price per share, ($80,988,135 ÷ 4,885,295 shares of common stock issued and outstanding)	$16.58
Maximum sales charge (5.50% of offering price)	0.96

Maximum offering price to public	$17.54

Class B
Net asset value, offering price and redemption price per share,
($4,856,185 ÷ 309,056 shares of common stock issued and outstanding)	$15.71

Class C
Net asset value, offering price and redemption price per share,
($14,936,117 ÷ 949,271 shares of common stock issued and outstanding)	$15.73

Class R
Net asset value, offering price and redemption price per share,
($42,023 ÷ 2,564 shares of common stock issued and outstanding)	$16.39

Class Z
Net asset value, offering price and redemption price per share,
($2,211,768 ÷ 131,332 shares of common stock issued and outstanding)	$16.84

Class R6
Net asset value, offering price and redemption price per share,
($453,695 ÷ 26,951 shares of common stock issued and outstanding)	$16.83

See Notes to Financial Statements.

40

PGIM Growth Allocation Fund

Statement of Operations (unaudited)

Six Months Ended March 31, 2019

Net Investment Income (Loss)
Affiliated dividend income	$1,506,922

Expenses
Management fee	51,042
Distribution fee(a)	218,021
Transfer agent’s fees and expenses (including affiliated expense of $59,911)(a)	93,877
Custodian and accounting fees	49,933
Registration fees(a)	43,819
Shareholders’ reports	13,101
Audit fee	12,058
Legal fees and expenses	8,679
Directors’ fees	7,035
Miscellaneous	6,201

Total expenses	503,766
Less: Fee waiver and/or expense reimbursement(a)	(107,002)
Distribution fee waiver(a)	(19,623)

Net expenses	377,141

Net investment income (loss)	1,129,781

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(139,260)
Affiliated net capital gain distributions received	6,920,630

6,781,370

Net change in unrealized appreciation (depreciation) on investments	(11,959,189)

Net gain (loss) on investment transactions	(5,177,819)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(4,048,038)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	117,442	26,925	73,507	147	—	—
Transfer agent’s fees and expenses	66,639	12,784	10,211	39	4,165	39
Registration fees	7,323	6,989	7,317	6,454	7,993	7,743
Fee waiver and/or expense reimbursement	(50,495)	(18,130)	(13,116)	(6,480)	(11,129)	(7,652)
Distribution fee waiver	(19,574)	—	—	(49)	—	—

See Notes to Financial Statements.

PGIM Asset Allocation Funds	41

PGIM Growth Allocation Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2019	Year Ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,129,781	$669,840
Net realized gain (loss) on investment transactions	(139,260)	1,300,252
Affiliated net capital gain distributions received	6,920,630	5,925,386
Net change in unrealized appreciation (depreciation) on investments	(11,959,189)	738,463

Net increase (decrease) in net assets resulting from operations	(4,048,038)	8,633,941

Dividends and Distributions
Distributions from distributable earnings*
Class A	(6,549,057)	—
Class B	(451,141)	—
Class C	(1,266,810)	—
Class R	(3,252)	—
Class Z	(347,957)	—
Class R6	(36,114)	—

	(8,654,331)	—

Dividends from net investment income*
Class A		(1,771,051)
Class B		(129,341)
Class C		(240,693)
Class R		(3,963)
Class Z		(67,459)
Class R6		(235)

	*	(2,212,742)

Distributions from net realized gains and capital gain distributions received*
Class A		(1,144,763)
Class B		(120,159)
Class C		(223,606)
Class R		(2,885)
Class Z		(39,367)
Class R6		(137)

	*	(1,530,917)

See Notes to Financial Statements.

42

PGIM Growth Allocation Fund

Statements of Changes in Net Assets (unaudited) (continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
Fund share transactions (Net of share conversions)
Net proceeds from shares sold		$3,851,365	$12,647,403
Net asset value of shares issued in reinvestment of dividends and distributions		8,525,478	3,675,942
Cost of shares reacquired		(8,741,540)	(13,539,734)

Net increase (decrease) in net assets from Fund share transactions		3,635,303	2,783,611

Total increase (decrease)		(9,067,066)	7,673,893

Net Assets:
Beginning of period		112,554,989	104,881,096

End of period(a)		$103,487,923	$112,554,989

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$—

*	For the period ended March 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

PGIM Asset Allocation Funds	43

Notes to Financial Statements

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company was incorporated in Maryland on August 10, 1995 and consists of six series (“Fund” or “Funds”): PGIM Balanced Fund, PGIM Jennison Equity Opportunity Fund and PGIM Jennison Growth Fund, each of which are diversified funds and PGIM Allocation Fund (“Conservative Allocation Fund”), PGIM Moderate Allocation Fund (“Moderate Allocation Fund”) and PGIM Allocation Fund (“Growth Allocation Fund”), each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the Conservative Allocation Fund, Moderate Allocation Fund and Growth Allocation Fund (collectively referred to as the “Allocation Funds”).

The investment objective of Conservative Allocation Fund is current income and a reasonable level of capital appreciation. The investment objective of the Moderate Allocation Fund is capital appreciation and a reasonable level of current income. The investment objective of the Growth Allocation Fund is long-term capital appreciation. Each of the three Allocation Funds is typically referred to as a “Fund of Funds” because it invests in other mutual funds. The Allocation Funds may also invest directly in U.S. Government securities and money market instruments for cash management purposes or when assuming a defensive position.

1. Accounting Policies

The Allocation Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Company and the Allocation Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Allocation Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Allocation Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed

44

representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how each Allocation Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific

PGIM Asset Allocation Funds	45

Notes to Financial Statements (continued)

expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Allocation Funds’ policy of each of the Allocation Funds to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Conservative Allocation Fund expects to pay dividends from net investment income quarterly and distributions from net realized gains, if any, annually. The Moderate Allocation Fund and the Growth Allocation Fund expect to pay dividends from net investment income and distributions from net realized gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Allocation Funds, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Allocation Funds. PGIM Investments administers the corporate affairs of the Allocation Funds and, in connection therewith, furnishes the Allocation Funds with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Allocation Funds’ custodian, and the Allocation Funds’ transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Allocation Funds. The legal, marketing, compliance and related personnel are also

46

responsible for the management and oversight of the various service providers to the Allocation Funds, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with QMA LLC (formerly known as Quantitative Management Associates LLC) (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Allocation Funds. In connection therewith, QMA is obligated to keep certain books and records of the Allocation Funds. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Allocation Funds, occupancy and certain clerical and bookkeeping costs of the Allocation Funds. The Allocation Funds bear all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.10% of each of the Allocation Funds’ average daily net assets up to $5 billion and 0.08% of average daily net assets in excess of $5 billion. The effective management fee rates before any waivers and/or expense reimbursements were 0.10%, 0.10% and 0.10% for the Conservative Allocation Fund, Moderate Allocation Fund and Growth Allocation Fund, respectively, for the reporting period ended March 31, 2019.

The Manager has contractually agreed, through January 31, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.60% of average daily net assets for Class A shares, 1.35% of average daily net assets for Class B shares, 1.35% of average daily net assets for Class C shares, 0.85% of average daily net assets for Class R shares, 0.35% of average daily net assets for Class Z shares, and 0.35% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and /or reimbursed by PGIM Investments may be recouped by PGIN Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Allocation Funds, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class R6 shares of the Allocation Funds. The Allocation Funds compensate PIMS for distributing and servicing the Allocation Funds’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution

PGIM Asset Allocation Funds	47

Notes to Financial Statements (continued)

fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Allocation Funds.

Pursuant to the Distribution Plans, the Allocation Funds compensate PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS has contractually agreed through January 31, 2020 to limit such expenses to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Allocation Funds of its receipt of front-end sales charges resulting from sales of Class A shares during the reporting period ended March 31, 2019. These amounts were as follows:

Fund	Class A
Conservative Allocation Fund	$65,517
Moderate Allocation Fund	80,682
Growth Allocation Fund	81,782

From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Allocation Funds of its receipt of contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders for the reporting period ended March 31, 2019. These amounts were as follows:

Fund	Class B	Class C
Conservative Allocation Fund	$790	$2,640
Moderate Allocation Fund	1,490	1,366
Growth Allocation Fund	1,212	540

From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

48

The Allocation Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Fund’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Allocation Funds may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Allocation Funds’ investments in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and other affiliated mutual funds are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2019, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Conservative Allocation Fund	$16,570,884	$19,950,823
Moderate Allocation Fund	25,420,230	26,673,224
Growth Allocation Fund	17,686,800	14,596,831

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended March 31, 2019, is presented as follows:

Conservative Allocation Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Absolute Return Bond Fund (Class R6)
$4,475,314	$250,968	$455,000	$(77,145)	$5,300	$4,199,437	433,826	$150,968	$—
PGIM Core Ultra Short Bond Fund
1,039,490	6,904,459	6,712,655	—	—	1,231,294	1,231,294	12,134	—
PGIM Floating Rate Income Fund (Class R6)
—	625,024	600,823	—	(24,201)	—	—	4,976	—

PGIM Asset Allocation Funds	49

Notes to Financial Statements (continued)

Conservative Allocation Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Global Real Estate Fund (Class R6)
$6,424,744	$365,662	$1,185,000	$81,962	$273,884	$5,961,252	232,770	$104,279	$96,383
PGIM Government Income Fund (Class R6)
7,546,441	355,615	1,050,000	171,896	31,863	7,055,815	746,647	95,606	—
PGIM High Yield Fund (Class R6)
1,277,989	20,780	685,000	(165,900)	158,587	606,456	112,307	20,780	—
PGIM Jennison 20/20 Focus Fund (Class R6)
1,273,368	219,233	165,000	(135,404)	3,692	1,195,889	74,049	7,416	86,817
PGIM Jennison Equity Opportunity Fund (Class R6)
2,557,960	731,275	335,000	(523,967)	(19,950)	2,410,318	144,764	18,293	322,934
PGIM Jennison Growth Fund (Class R6)
2,540,246	832,246	850,000	(190,159)	(31,637)	2,300,696	53,442	4,382	137,865
PGIM Jennison International Opportunities Fund (Class R6)
4,969,006	626,093	865,000	(53,367)	31,445	4,708,177	257,982	6,093	—
PGIM Jennison Mid-Cap Growth Fund (Class R6)
1,602,210	1,062,798	355,000	(324,653)	(108,828)	1,876,527	60,966	—	492,799
PGIM Jennison Natural Resources Fund (Class R6)
134,086	27,224	20,000	(17,819)	(1,974)	121,517	3,581	2,224	—
PGIM Jennison Small Company Fund (Class R6)
5,565,576	1,416,248	1,470,000	(844,579)	(158,434)	4,508,811	201,466	30,075	661,124
PGIM Jennison Value Fund (Class R6)
3,189,582	2,726,557	570,000	(454,910)	(92,841)	4,798,388	258,534	72,825	358,684
PGIM QMA International Equity Fund (Class R6)
7,491,343	745,492	670,000	(466,014)	(31,568)	7,069,253	995,670	223,694	26,799
PGIM QMA Large-Cap Core Equity Fund (Class R6)
4,864,104	815,696	2,150,000	(1,438,018)	799,305	2,891,087	197,344	47,045	458,651
PGIM QMA Large-Cap Value Fund (Class R6)
6,187,627	1,221,877	890,000	(815,078)	10,617	5,715,043	463,507	116,811	325,018
PGIM QMA Long-Short Equity Fund (Class R6)
3,845,838	192,471	270,000	(186,871)	18,499	3,599,937	287,765	—	62,471
PGIM QMA Mid-Cap Value Fund (Class R6)
2,047,871	502,452	285,000	(276,149)	(68,670)	1,920,504	106,223	46,886	150,566
PGIM QMA Small-Cap Value Fund (Class R6)
1,468,932	366,203	200,000	(212,025)	(51,801)	1,371,309	82,609	26,666	94,536

50

Conservative Allocation Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Short Duration Multi-Sector Bond Fund (Class R6)
$40,962,461	$2,437,866	$4,230,000	$491,960	$(216,998)	$39,445,289	4,108,884	$837,862	$—
PGIM Short-Term Corporate Bond Fund (Class R6)
650,696	89,151	140,000	5,317	3,997	609,161	55,733	9,150	—
PGIM Total Return Bond Fund (Class R6)
17,539,841	939,953	2,510,000	487,066	(34,732)	16,422,128	1,143,602	409,916	—

$127,654,725	$23,475,343	$26,663,478	$(4,943,857)	$495,555	$120,018,288		$2,248,081	$3,274,647

Moderate Allocation Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Absolute Return Bond Fund (Class R6)
$3,246,081	$237,889	$450,000	$(56,963)	$5,405	$2,982,412	308,100	$107,894	$—
PGIM Core Ultra Short Bond Fund
1,108,800	7,354,158	7,290,267	—	—	1,172,691	1,172,691	14,830	—
PGIM Floating Rate Income Fund (Class R6)
—	544,436	523,224	—	(21,212)	—	—	4,398	—
PGIM Global Real Estate Fund (Class R6)
8,150,053	351,267	1,535,000	89,170	334,549	7,390,039	288,561	130,731	120,536
PGIM Government Income Fund (Class R6)
4,554,794	256,856	780,000	143,436	(22,768)	4,152,318	439,399	56,858	—
PGIM High Yield Fund (Class R6)
1,215,686	30,799	645,000	(144,155)	136,274	593,604	109,927	20,813	—
PGIM Jennison 20/20 Focus Fund (Class R6)
3,239,442	400,477	320,000	(356,166)	13,549	2,977,302	184,353	18,531	216,946
PGIM Jennison Equity Opportunity Fund (Class R6)
6,495,685	1,455,446	590,000	(1,379,421)	(17,761)	5,963,949	358,195	46,201	814,203
PGIM Jennison Growth Fund (Class R6)
4,123,028	1,241,726	1,525,000	(392,211)	(7,799)	3,439,744	79,901	7,138	224,587
PGIM Jennison International Opportunities Fund (Class R6)
9,440,982	831,445	1,430,000	(121,357)	44,589	8,765,659	480,310	11,447	—
PGIM Jennison Mid-Cap Growth Fund (Class R6)
4,474,016	2,375,524	830,000	(901,083)	(261,496)	4,856,961	157,796	—	1,290,524
PGIM Jennison Natural Resources Fund (Class R6)
169,909	22,772	20,000	(24,446)	(1,613)	146,622	4,321	2,772	—

PGIM Asset Allocation Funds	51

Notes to Financial Statements (continued)

Moderate Allocation Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Jennison Small Company Fund (Class R6)
$11,698,709	$2,385,938	$2,650,000	$(1,887,731)	$(242,257)	$9,304,659	415,758	$62,933	$1,382,961
PGIM Jennison Value Fund (Class R6)
7,544,277	4,990,065	905,000	(1,087,043)	(140,436)	10,401,863	560,445	159,543	785,479
PGIM QMA International Equity Fund (Class R6)
13,999,549	831,302	955,000	(910,615)	(38,439)	12,926,797	1,820,676	411,949	49,352
PGIM QMA Large-Cap Core Equity Fund (Class R6)
13,629,987	2,242,210	3,920,000	(3,153,869)	976,617	9,774,945	667,232	160,683	1,566,527
PGIM QMA Large-Cap Value Fund (Class R6)
11,734,046	1,626,472	1,860,000	(1,595,324)	144,522	10,049,716	815,062	206,642	574,788
PGIM QMA Long-Short Equity Fund (Class R6)
6,503,551	324,088	600,000	(328,951)	40,248	5,938,936	474,735	—	104,088
PGIM QMA Mid-Cap Value Fund (Class R6)
5,285,140	914,606	475,000	(778,806)	(119,947)	4,825,993	266,924	118,634	380,974
PGIM QMA Small-Cap Value Fund (Class R6)
3,233,779	648,123	340,000	(499,009)	(86,847)	2,956,046	178,075	57,891	205,233
PGIM Short Duration Multi-Sector Bond Fund (Class R6)
25,578,528	2,514,614	3,330,000	343,354	(166,516)	24,939,980	2,597,915	524,623	—
PGIM Total Return Bond Fund (Class R6)
16,243,301	1,194,175	2,990,000	448,097	(44,209)	14,851,364	1,034,218	374,171	—

$161,669,343	$32,774,388	$33,963,491	$(12,593,093)	$524,453	$148,411,600		$2,498,682	$7,716,198

Growth Allocation Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Absolute Return Bond Fund (Class R6)
$565,882	$58,425	$90,000	$(7,610)	$(1,229)	$525,468	54,284	$18,424	$—
PGIM Core Ultra Short Bond Fund
1,073,499	4,078,440	4,400,377	—	—	751,562	751,562	11,020	—
PGIM Floating Rate Income Fund (Class R6)
—	282,230	271,831	—	(10,399)	—	—	2,210	—

52

Growth Allocation Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Global Real Estate Fund (Class R6)
$5,669,326	$283,200	$1,100,000	$274,479	$3,041	$5,130,046	200,314	$90,224	$82,975
PGIM High Yield Fund (Class R6)
574,318	18,996	325,000	3,954	(8,131)	264,137	48,914	8,996	—
PGIM Jennison 20/20 Focus Fund (Class R6)
3,376,596	302,815	210,000	(354,307)	(9,967)	3,105,137	192,269	19,109	223,706
PGIM Jennison Equity Opportunity Fund (Class R6)
8,184,021	1,416,372	305,000	(1,701,592)	(59,310)	7,534,491	452,522	57,290	1,009,062
PGIM Jennison Growth Fund (Class R6)
4,276,150	1,199,384	1,375,000	(366,880)	(48,026)	3,685,628	85,613	7,374	232,010
PGIM Jennison International Opportunities Fund (Class R6)
10,546,190	742,636	1,385,000	(93,813)	(19,040)	9,790,973	536,492	12,635	—
PGIM Jennison Mid-Cap Growth Fund (Class R6)
3,330,498	1,616,145	430,000	(743,724)	(126,190)	3,646,729	118,477	—	956,146
PGIM Jennison Natural Resources Fund (Class R6)
114,700	15,752	10,000	(15,292)	(660)	104,500	3,080	1,752	—
PGIM Jennison Small Company Fund (Class R6)
11,016,216	1,867,170	1,770,000	(1,804,113)	(252,341)	9,056,932	404,689	60,161	1,321,989
PGIM Jennison Value Fund (Class R6)
7,043,787	3,221,196	440,000	(962,606)	(72,048)	8,790,329	473,617	132,061	650,115
PGIM QMA International Equity Fund (Class R6)
15,838,279	723,652	830,000	(949,199)	(157,865)	14,624,867	2,059,840	458,461	54,953
PGIM QMA Large-Cap Core Equity Fund (Class R6)
11,000,904	1,450,560	2,920,000	(2,503,855)	765,296	7,792,905	531,939	126,573	1,233,987
PGIM QMA Large-Cap Value Fund (Class R6)
11,255,543	1,181,788	565,000	(1,475,787)	(36,075)	10,360,469	840,265	209,390	582,378
PGIM QMA Long-Short Equity Fund (Class R6)
5,653,328	509,487	735,000	(264,484)	6,595	5,169,926	413,263	—	89,487
PGIM QMA Mid-Cap Value Fund (Class R6)
4,294,642	568,184	195,000	(694,563)	(44,978)	3,928,285	217,272	95,737	307,446
PGIM QMA Small-Cap Value Fund (Class R6)
3,102,012	411,127	410,000	(476,140)	(53,237)	2,573,762	155,046	49,751	176,376
PGIM Short Duration Multi-Sector Bond Fund (Class R6)
570,692	366,430	170,000	8,074	(2,028)	773,168	80,538	14,508	—
PGIM Total Return Bond Fund (Class R6)
5,135,688	1,451,251	1,060,000	168,269	(12,668)	5,682,540	395,720	131,246	—

$112,622,271	$21,765,240	$18,997,208	$(11,959,189)	$(139,260)	$103,291,854		$1,506,922	$6,920,630

PGIM Asset Allocation Funds	53

Notes to Financial Statements (continued)

Growth Allocation Fund (cont’d.):

For the reporting period ended March 31, 2019, no 17a-7 transactions were entered into by the Allocation Funds.

5. Tax Information

The United States federal income tax basis of the Allocation Funds’ investments and the net unrealized appreciation as of March 31, 2019 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Conservative Allocation Fund	$105,885,794	$15,488,441	$(1,355,947)	$14,132,494
Moderate Allocation Fund	121,373,807	28,811,224	(1,773,431)	27,037,793
Growth Allocation Fund	84,310,310	20,898,477	(1,916,933)	18,981,544

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Allocation Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Allocation Funds’ financial statements for the current reporting period. The Allocation Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Allocation Funds offer Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately

54

10 years after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Allocation Funds to one or more other share classes of the Allocation Funds as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 6.25 billion shares of common stock, with a par value of $0.001 per share, which are divided into six series. Of the Company’s authorized capital stock, 938 million authorized shares have been allocated to the Conservative Allocation Fund and divided into seven classes, designated Class A, Class B, Class C, Class R, Class Z, Class T and Class R6 common stock, each of which consists of 125 million, 3 million, 25 million, 165 million, 285 million, 50 million and 285 million authorized shares, respectively. Of the Company’s authorized capital stock, 943 million authorized shares have been allocated to the Moderate Allocation Fund and divided into seven classes, designated Class A, Class B, Class C, Class R, Class Z, Class T and Class R6 common stock, each of which consists of 125 million, 3 million, 25 million, 135 million, 305 million, 50 million and 300 million authorized shares, respectively. Of the Company’s authorized capital stock, 902 million authorized shares have been allocated to the Growth Allocation Fund and divided into seven classes, designated Class A, Class B, Class C, Class R, Class Z, Class T and Class R6 common stock, each of which consists of 125 million, 2 million, 25 million, 100 million, 300 million, 50 million and 300 million authorized shares, respectively.

None of the Allocation Funds have any Class T shares outstanding.

As of March 31, 2019, Prudential, through its affiliated entities, including affiliated funds, owned the following number of shares of the Allocation Funds:

Fund	Class R	Class R6
Conservative Allocation Fund	323	833
Moderate Allocation Fund	302	743
Growth Allocation Fund	256	605

At reporting period end, the following number of shareholders of record held the following percentage of the Allocation Funds’ outstanding shares:

	Number of Shareholders	% of Outstanding Shares
Conservative Allocation Fund	2	41
Moderate Allocation Fund	2	43
Growth Allocation Fund	2	34

PGIM Asset Allocation Funds	55

Notes to Financial Statements (continued)

Transactions in shares of common stock were as follows:

Conservative Allocation Fund:

Class A	Shares	Amount
Six months ended March 31, 2019:
Shares sold	306,085	$3,729,292
Shares issued in reinvestment of dividends and distributions	427,563	4,855,625
Shares reacquired	(604,935)	(7,385,521)

Net increase (decrease) in shares outstanding before conversion	128,713	1,199,396
Shares issued upon conversion from other share class(es)	91,043	1,121,197
Shares reacquired upon conversion into other share class(es)	(2,675)	(32,096)

Net increase (decrease) in shares outstanding	217,081	$2,288,497

Year ended September 30, 2018:
Shares sold	783,696	$10,219,360
Shares issued in reinvestment of dividends and distributions	283,122	3,670,124
Shares reacquired	(1,172,675)	(15,289,256)

Net increase (decrease) in shares outstanding before conversion	(105,857)	(1,399,772)
Shares issued upon conversion from other share class(es)	205,224	2,698,805
Shares reacquired upon conversion into other share class(es)	(13,610)	(176,733)

Net increase (decrease) in shares outstanding	85,757	$1,122,300

Class B
Six months ended March 31, 2019:
Shares sold	13,978	$170,891
Shares issued in reinvestment of dividends and distributions	19,075	215,178
Shares reacquired	(38,854)	(475,813)

Net increase (decrease) in shares outstanding before conversion	(5,801)	(89,744)
Shares reacquired upon conversion into other share class(es)	(51,056)	(621,019)

Net increase (decrease) in shares outstanding	(56,857)	$(710,763)

Year ended September 30, 2018:
Shares sold	23,702	$305,112
Shares issued in reinvestment of dividends and distributions	16,176	208,929
Shares reacquired	(85,123)	(1,104,017)

Net increase (decrease) in shares outstanding before conversion	(45,245)	(589,976)
Shares reacquired upon conversion into other share class(es)	(198,713)	(2,601,985)

Net increase (decrease) in shares outstanding	(243,958)	$(3,191,961)

56

Conservative Allocation Fund (cont’d.):

Class C	Shares	Amount
Six months ended March 31, 2019:
Shares sold	108,235	$1,315,533
Shares issued in reinvestment of dividends and distributions	112,267	1,266,230
Shares reacquired	(283,249)	(3,438,577)

Net increase (decrease) in shares outstanding before conversion	(62,747)	(856,814)
Shares reacquired upon conversion into other share class(es)	(47,738)	(586,833)

Net increase (decrease) in shares outstanding	(110,485)	$(1,443,647)

Year ended September 30, 2018:
Shares sold	216,088	$2,806,810
Shares issued in reinvestment of dividends and distributions	67,280	868,969
Shares reacquired	(352,601)	(4,576,068)

Net increase (decrease) in shares outstanding before conversion	(69,233)	(900,289)
Shares reacquired upon conversion into other share class(es)	(4,933)	(63,423)

Net increase (decrease) in shares outstanding	(74,166)	$(963,712)

Class R
Six months ended March 31, 2019:
Shares sold	435	$5,403
Shares issued in reinvestment of dividends and distributions	887	10,111
Shares reacquired	(77)	(968)

Net increase (decrease) in shares outstanding	1,245	$14,546

Year ended September 30, 2018:
Shares sold	1,983	$26,064
Shares issued in reinvestment of dividends and distributions	505	6,581
Shares reacquired	(481)	(6,298)

Net increase (decrease) in shares outstanding	2,007	$26,347

Class Z
Six months ended March 31, 2019:
Shares sold	44,141	$550,190
Shares issued in reinvestment of dividends and distributions	51,588	589,024
Shares reacquired	(236,966)	(2,778,347)

Net increase (decrease) in shares outstanding before conversion	(141,237)	(1,639,133)
Shares issued upon conversion from other share class(es)	9,936	118,751

Net increase (decrease) in shares outstanding	(131,301)	$(1,520,382)

Year ended September 30, 2018:
Shares sold	212,147	$2,770,641
Shares issued in reinvestment of dividends and distributions	26,297	342,559
Shares reacquired	(91,614)	(1,207,677)

Net increase (decrease) in shares outstanding before conversion	146,830	1,905,523
Shares issued upon conversion from other share class(es)	14,352	187,251
Shares reacquired upon conversion into other share class(es)	(3,347)	(43,915)

Net increase (decrease) in shares outstanding	157,835	$2,048,859

PGIM Asset Allocation Funds	57

Notes to Financial Statements (continued)

Conservative Allocation Fund (cont’d.):

Class R6	Shares	Amount
Six months ended March 31, 2019:
Shares issued in reinvestment of dividends and distributions	320	$3,653
Shares reacquired	(25)	(317)

Net increase (decrease) in shares outstanding	295	$3,336

Period ended September 30, 2018*:
Shares sold	4,835	$63,203
Shares issued in reinvestment of dividends and distributions	50	647
Shares reacquired	(84)	(1,104)

Net increase (decrease) in shares outstanding	4,801	$62,746

*	Commencement of offering was November 28, 2017.

Moderate Allocation Fund:

Class A	Shares	Amount
Six months ended March 31, 2019:
Shares sold	226,633	$3,201,616
Shares issued in reinvestment of dividends and distributions	832,664	10,158,499
Shares reacquired	(861,077)	(11,788,265)

Net increase (decrease) in shares outstanding before conversion	198,220	1,571,850
Shares issued upon conversion from other share class(es)	90,847	1,251,799
Shares reacquired upon conversion into other share class(es)	(18,328)	(266,702)

Net increase (decrease) in shares outstanding	270,739	$2,556,947

Year ended September 30, 2018:
Shares sold	395,549	$6,063,512
Shares issued in reinvestment of dividends and distributions	360,290	5,451,181
Shares reacquired	(1,103,929)	(16,921,351)

Net increase (decrease) in shares outstanding before conversion	(348,090)	(5,406,658)
Shares issued upon conversion from other share class(es)	281,566	4,372,619
Shares reacquired upon conversion into other share class(es)	(22,077)	(338,212)

Net increase (decrease) in shares outstanding	(88,601)	$(1,372,251)

58

Moderate Allocation Fund (cont’d.):

Class B	Shares	Amount
Six months ended March 31, 2019:
Shares sold	1,605	$19,487
Shares issued in reinvestment of dividends and distributions	51,763	628,402
Shares reacquired	(31,870)	(431,376)

Net increase (decrease) in shares outstanding before conversion	21,498	216,513
Shares reacquired upon conversion into other share class(es)	(74,542)	(1,021,655)

Net increase (decrease) in shares outstanding	(53,044)	$(805,142)

Year ended September 30, 2018:
Shares sold	5,364	$81,822
Shares issued in reinvestment of dividends and distributions	27,490	413,453
Shares reacquired	(68,967)	(1,047,633)

Net increase (decrease) in shares outstanding before conversion	(36,113)	(552,358)
Shares reacquired upon conversion into other share class(es)	(274,505)	(4,221,708)

Net increase (decrease) in shares outstanding	(310,618)	$(4,774,066)

Class C
Six months ended March 31, 2019:
Shares sold	80,148	$1,089,615
Shares issued in reinvestment of dividends and distributions	140,368	1,702,660
Shares reacquired	(192,287)	(2,651,962)

Net increase (decrease) in shares outstanding before conversion	28,229	140,313
Shares reacquired upon conversion into other share class(es)	(19,370)	(259,973)

Net increase (decrease) in shares outstanding	8,859	$(119,660)

Year ended September 30, 2018:
Shares sold	213,390	$3,244,135
Shares issued in reinvestment of dividends and distributions	59,242	891,011
Shares reacquired	(351,192)	(5,341,527)

Net increase (decrease) in shares outstanding before conversion	(78,560)	(1,206,381)
Shares reacquired upon conversion into other share class(es)	(42,995)	(657,144)

Net increase (decrease) in shares outstanding	(121,555)	$(1,863,525)

Class R
Six months ended March 31, 2019:
Shares sold	1,277	$17,769
Shares issued in reinvestment of dividends and distributions	1,258	15,270
Shares reacquired	(51)	(741)

Net increase (decrease) in shares outstanding	2,484	$32,298

Year ended September 30, 2018:
Shares sold	8,761	$134,500
Shares issued in reinvestment of dividends and distributions	274	4,129
Shares reacquired	(721)	(10,949)

Net increase (decrease) in shares outstanding	8,314	$127,680

PGIM Asset Allocation Funds	59

Notes to Financial Statements (continued)

Moderate Allocation Fund (cont’d.):

Class Z	Shares	Amount
Six months ended March 31, 2019:
Shares sold	24,854	$319,102
Shares issued in reinvestment of dividends and distributions	20,203	246,479
Shares reacquired	(39,284)	(543,730)

Net increase (decrease) in shares outstanding before conversion	5,773	21,851
Shares issued upon conversion from other share class(es)	20,542	296,531

Net increase (decrease) in shares outstanding	26,315	$318,382

Year ended September 30, 2018:
Shares sold	30,829	$473,493
Shares issued in reinvestment of dividends and distributions	7,601	114,998
Shares reacquired	(132,128)	(2,023,872)

Net increase (decrease) in shares outstanding before conversion	(93,698)	(1,435,381)
Shares issued upon conversion from other share class(es)	57,928	894,738
Shares reacquired upon conversion into other share class(es)	(3,253)	(50,293)

Net increase (decrease) in shares outstanding	(39,023)	$(590,936)

Class R6
Six months ended March 31, 2019:
Shares issued in reinvestment of dividends and distributions	72	$887

Net increase (decrease) in shares outstanding	72	$887

Period ended September 30, 2018*:
Shares sold	640	$10,000
Shares issued in reinvestment of dividends and distributions	30	454

Net increase (decrease) in shares outstanding	670	$10,454

*	Commencement of offering was November 28, 2017.

60

Growth Allocation Fund:

Class A	Shares	Amount
Six months ended March 31, 2019:
Shares sold	162,177	$2,672,250
Shares issued in reinvestment of dividends and distributions	456,710	6,439,607
Shares reacquired	(288,885)	(4,792,668)

Net increase (decrease) in shares outstanding before conversion	330,002	4,319,189
Shares issued upon conversion from other share class(es)	57,990	956,108
Shares reacquired upon conversion into other share class(es)	(543)	(9,112)

Net increase (decrease) in shares outstanding	387,449	$5,266,185

Year ended September 30, 2018:
Shares sold	351,505	$6,540,949
Shares issued in reinvestment of dividends and distributions	156,094	2,864,318
Shares reacquired	(524,099)	(9,766,442)

Net increase (decrease) in shares outstanding before conversion	(16,500)	(361,175)
Shares issued upon conversion from other share class(es)	148,190	2,794,188
Shares reacquired upon conversion into other share class(es)	(1,715)	(31,796)

Net increase (decrease) in shares outstanding	129,975	$2,401,217

Class B
Six months ended March 31, 2019:
Shares sold	928	$15,407
Shares issued in reinvestment of dividends and distributions	33,654	450,627
Shares reacquired	(19,694)	(310,245)

Net increase (decrease) in shares outstanding before conversion	14,888	155,789
Shares reacquired upon conversion into other share class(es)	(52,503)	(821,157)

Net increase (decrease) in shares outstanding	(37,615)	$(665,368)

Year ended September 30, 2018:
Shares sold	7,215	$128,843
Shares issued in reinvestment of dividends and distributions	14,068	247,735
Shares reacquired	(52,376)	(932,712)

Net increase (decrease) in shares outstanding before conversion	(31,093)	(556,134)
Shares reacquired upon conversion into other share class(es)	(155,023)	(2,793,587)

Net increase (decrease) in shares outstanding	(186,116)	$(3,349,721)

Class C
Six months ended March 31, 2019:
Shares sold	64,375	$1,015,572
Shares issued in reinvestment of dividends and distributions	93,637	1,255,671
Shares reacquired	(88,585)	(1,380,529)

Net increase (decrease) in shares outstanding before conversion	69,427	890,714
Shares reacquired upon conversion into other share class(es)	(9,197)	(144,741)

Net increase (decrease) in shares outstanding	60,230	$745,973

Year ended September 30, 2018:
Shares sold	145,913	$2,596,208
Shares issued in reinvestment of dividends and distributions	25,763	454,206
Shares reacquired	(111,710)	(1,994,127)

Net increase (decrease) in shares outstanding before conversion	59,966	1,056,287
Shares reacquired upon conversion into other share class(es)	(10,117)	(181,640)

Net increase (decrease) in shares outstanding	49,849	$874,647

PGIM Asset Allocation Funds	61

Notes to Financial Statements (continued)

Growth Allocation Fund (cont’d.):

Class R	Shares	Amount
Six months ended March 31, 2019:
Shares sold	176	$2,904
Shares issued in reinvestment of dividends and distributions	233	3,252
Shares reacquired	(509)	(9,416)

Net increase (decrease) in shares outstanding	(100)	$(3,260)

Year ended September 30, 2018:
Shares sold	10,475	$190,219
Shares issued in reinvestment of dividends and distributions	376	6,849
Shares reacquired	(9,545)	(177,064)

Net increase (decrease) in shares outstanding before conversion	1,306	20,004
Shares reacquired upon conversion into other share class(es)	(281)	(5,208)

Net increase (decrease) in shares outstanding	1,025	$14,796

Class Z
Six months ended March 31, 2019:
Shares sold	8,518	$145,232
Shares issued in reinvestment of dividends and distributions	23,774	340,207
Shares reacquired	(148,567)	(2,246,023)

Net increase (decrease) in shares outstanding before conversion	(116,275)	(1,760,584)
Shares issued upon conversion from other share class(es)	1,166	18,902

Net increase (decrease) in shares outstanding	(115,109)	$(1,741,682)

Year ended September 30, 2018:
Shares sold	143,903	$2,718,842
Shares issued in reinvestment of dividends and distributions	5,518	102,463
Shares reacquired	(35,280)	(664,198)

Net increase (decrease) in shares outstanding before conversion	114,141	2,157,107
Shares issued upon conversion from other share class(es)	12,035	227,603
Shares reacquired upon conversion into other share class(es)	(500)	(9,560)

Net increase (decrease) in shares outstanding	125,676	$2,375,150

Class R6
Six months ended March 31, 2019:
Shares issued in reinvestment of dividends and distributions	2,524	$36,114
Shares reacquired	(157)	(2,659)

Net increase (decrease) in shares outstanding	2,367	$33,455

Period ended September 30, 2018*:
Shares sold	24,837	$472,342
Shares issued in reinvestment of dividends and distributions	20	371
Shares reacquired	(273)	(5,191)

Net increase (decrease) in shares outstanding	24,584	$467,522

*	Commencement of offering was November 28, 2017.

62

7. Borrowings

The Company, on behalf of the Allocation Funds, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. Each Allocation Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 4, 2018, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Allocation Funds utilized the SCA during the reporting period ended March 31, 2019. The average balance outstanding is for the number of days the Funds utilized the credit facility.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at March 31, 2019
PGIM Conservative Allocation Fund	$964,000	3.76%	1	$964,000	$—
PGIM Growth Allocation Fund	490,000	3.75	2	490,000	—

8. Risks of Investing in the Funds

The Allocation Funds’ risks include, but are not limited to, some or all of the risks discussed below:

Fund of Funds Risk: The value of an investment in the Allocation Funds will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Allocation Funds are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Allocation Funds’ allocation among different Underlying Funds and direct

PGIM Asset Allocation Funds	63

Notes to Financial Statements (continued)

investments in securities and derivatives will vary, an investment in the Allocation Funds may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Allocation Funds to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Series would indirectly bear the costs of these trades without accomplishing the investment purpose.

Liquidity Risk: Certain Underlying Funds may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by an Underlying Fund are difficult to purchase or sell. Liquidity risk also includes the risk that the Underlying Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. If the Underlying Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Underlying Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Allocation Funds’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Allocation Funds fall, the value of an investment in the Allocation Funds will decline. Additionally, the Allocation Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Allocation Funds have unsettled or open transactions defaults.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than

64

the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to Financial Statements. The Manager has adopted the amendments and reflected them in the Allocation Funds’ financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Allocation Funds’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

10. Subsequent Event

At a meeting held on December 6, 2018, the Board of Directors of the Allocation Funds approved a plan of reorganization whereby the PGIM QMA Large-Cap Core Equity Fund would acquire the PGIM Growth Allocation Fund and PGIM Balanced Fund would acquire the PGIM Conservative Allocation Fund and the PGIM Moderate Allocation Fund, respectively. These reorganizations were approved by the shareholders of the Allocation Funds on May 7, 2019 and are scheduled to be completed on or about June 21, 2019.

PGIM Asset Allocation Funds	65

PGIM Conservative Allocation Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31, 2019(a)	Year Ended September 30,
		2018(a)	2017(a)	2016(a)	2015(a)	2014
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$13.02	$13.10	$12.43	$12.49	$13.30	$13.03
Income (loss) from investment operations:
Net investment income (loss)	0.19	0.23	0.18	0.16	0.24	0.20
Net realized and unrealized gain (loss) on investment transactions	(0.15)	0.25	0.83	0.62	(0.41)	0.53
Total from investment operations	0.04	0.48	1.01	0.78	(0.17)	0.73
Less Dividends and Distributions:
Dividends from net investment income	(0.24)	(0.31)	(0.20)	(0.21)	(0.29)	(0.22)
Distributions from net realized gains	(0.50)	(0.25)	(0.14)	(0.63)	(0.35)	(0.24)
Total dividends and distributions	(0.74)	(0.56)	(0.34)	(0.84)	(0.64)	(0.46)
Net asset value, end of period	$12.32	$13.02	$13.10	$12.43	$12.49	$13.30
Total Return(b):	0.85%	3.69%	8.33%	6.61%	(1.42)%	5.67%

Ratios/Supplemental Data:
Net assets, end of period (000)	$85,424	$87,433	$86,890	$85,173	$73,273	$72,292
Average net assets (000)	$83,376	$88,432	$82,763	$81,813	$75,170	$66,510
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.60% (e)	0.60%	0.71%	0.73%	0.72%	0.71%
Expenses before waivers and/or expense reimbursement	0.71% (e)	0.66%	0.77%	0.78%	0.77%	0.76%
Net investment income (loss)	3.16% (e)	1.74%	1.43%	1.36%	1.86%	1.48%
Portfolio turnover rate(f)	14%	20%	17%	25%	42%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

66

Class B Shares
	Six Months Ended March 31, 2019(a)		Year Ended September 30,
			2018(a)	2017(a)	2016(a)	2015(a)	2014
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.95		$13.04	$12.37	$12.43	$13.24	$12.98
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.13	0.10	0.08	0.15	0.10
Net realized and unrealized gain (loss) on investment transactions	(0.15)		0.24	0.81	0.61	(0.42)	0.52
Total from investment operations	-	(b)	0.37	0.91	0.69	(0.27)	0.62
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.21)	(0.10)	(0.12)	(0.19)	(0.12)
Distributions from net realized gains	(0.50)		(0.25)	(0.14)	(0.63)	(0.35)	(0.24)
Total dividends and distributions	(0.70)		(0.46)	(0.24)	(0.75)	(0.54)	(0.36)
Net asset value, end of period	$12.25		$12.95	$13.04	$12.37	$12.43	$13.24
Total Return(c):	0.48%		2.85%	7.54%	5.84%	(2.17)%	4.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,731		$4,680	$7,892	$16,107	$30,118	$40,863
Average net assets (000)	$4,210		$6,242	$12,187	$23,560	$37,344	$43,801
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.35%	(f)	1.35%	1.47%	1.48%	1.47%	1.46%
Expenses before waivers and/or expense reimbursement	1.98%	(f)	1.71%	1.48%	1.48%	1.47%	1.46%
Net investment income (loss)	2.41%	(f)	1.03%	0.77%	0.67%	1.17%	0.73%
Portfolio turnover rate(g)	14%		20%	17%	25%	42%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Asset Allocation Funds	67

PGIM Conservative Allocation Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31, 2019(a)	Year Ended September 30,
		2018(a)	2017(a)	2016(a)	2015(a)	2014
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.95	$13.04	$12.37	$12.44	$13.24	$12.98
Income (loss) from investment operations:
Net investment income (loss)	0.15	0.13	0.09	0.08	0.14	0.10
Net realized and unrealized gain (loss) on investment transactions	(0.14)	0.24	0.82	0.60	(0.40)	0.52
Total from investment operations	0.01	0.37	0.91	0.68	(0.26)	0.62
Less Dividends and Distributions:
Dividends from net investment income	(0.20)	(0.21)	(0.10)	(0.12)	(0.19)	(0.12)
Distributions from net realized gains	(0.50)	(0.25)	(0.14)	(0.63)	(0.35)	(0.24)
Total dividends and distributions	(0.70)	(0.46)	(0.24)	(0.75)	(0.54)	(0.36)
Net asset value, end of period	$12.26	$12.95	$13.04	$12.37	$12.44	$13.24
Total Return(b):	0.56%	2.85%	7.54%	5.75%	(2.09)%	4.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,590	$25,307	$26,447	$28,325	$31,091	$28,724
Average net assets (000)	$23,093	$26,104	$27,069	$30,257	$30,647	$26,250
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.35% (e)	1.35%	1.46%	1.48%	1.47%	1.46%
Expenses before waivers and/or expense reimbursement	1.45% (e)	1.39%	1.47%	1.48%	1.47%	1.46%
Net investment income (loss)	2.41% (e)	1.00%	0.70%	0.63%	1.09%	0.69%
Portfolio turnover rate(f)	14%	20%	17%	25%	42%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

68

Class R Shares
	Six Months Ended March 31, 2019(a)	Year Ended September 30,
		2018(a)	2017(a)	2016(a)	2015(a)	2014
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$13.07	$13.15	$12.47	$12.53	$13.34	$13.07
Income (loss) from investment operations:
Net investment income (loss)	0.18	0.19	0.15	0.13	0.21	0.17
Net realized and unrealized gain (loss) on investment transactions	(0.15)	0.25	0.84	0.62	(0.41)	0.53
Total from investment operations	0.03	0.44	0.99	0.75	(0.20)	0.70
Less Dividends and Distributions:
Dividends from net investment income	(0.23)	(0.27)	(0.17)	(0.18)	(0.26)	(0.19)
Distributions from net realized gains	(0.50)	(0.25)	(0.14)	(0.63)	(0.35)	(0.24)
Total dividends and distributions	(0.73)	(0.52)	(0.31)	(0.81)	(0.61)	(0.43)
Net asset value, end of period	$12.37	$13.07	$13.15	$12.47	$12.53	$13.34
Total Return(b):	0.72%	3.42%	8.11%	6.32%	(1.66)%	5.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$184	$178	$153	$115	$107	$95
Average net assets (000)	$176	$170	$136	$101	$101	$76
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.85% (e)	0.85%	0.96%	0.98%	0.97%	0.96%
Expenses before waivers and/or expense reimbursement	8.42% (e)	9.44%	1.22%	1.23%	1.22%	1.21%
Net investment income (loss)	2.89% (e)	1.49%	1.18%	1.10%	1.59%	1.18%
Portfolio turnover rate(f)	14%	20%	17%	25%	42%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Asset Allocation Funds	69

PGIM Conservative Allocation Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31, 2019(a)	Year Ended September 30,
		2018(a)	2017(a)	2016(a)	2015(a)	2014
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$13.08	$13.17	$12.49	$12.55	$13.36	$13.09
Income (loss) from investment operations:
Net investment income (loss)	0.22	0.26	0.21	0.19	0.27	0.22
Net realized and unrealized gain (loss) on investment transactions	(0.16)	0.24	0.84	0.63	(0.40)	0.54
Total from investment operations	0.06	0.50	1.05	0.82	(0.13)	0.76
Less Dividends and Distributions:
Dividends from net investment income	(0.26)	(0.34)	(0.23)	(0.25)	(0.33)	(0.25)
Distributions from net realized gains	(0.50)	(0.25)	(0.14)	(0.63)	(0.35)	(0.24)
Total dividends and distributions	(0.76)	(0.59)	(0.37)	(0.88)	(0.68)	(0.49)
Net asset value, end of period	$12.38	$13.08	$13.17	$12.49	$12.55	$13.36
Total Return(b):	0.97%	3.85%	8.65%	6.85%	(1.16)%	5.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,933	$10,099	$8,086	$7,637	$6,404	$5,572
Average net assets (000)	$8,772	$8,516	$7,804	$6,800	$6,058	$5,941
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.35% (e)	0.35%	0.46%	0.48%	0.47%	0.46%
Expenses before waivers and/or expense reimbursement	0.53% (e)	0.47%	0.47%	0.48%	0.47%	0.46%
Net investment income (loss)	3.54% (e)	1.96%	1.67%	1.59%	2.09%	1.75%
Portfolio turnover rate(f)	14%	20%	17%	25%	42%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

70

Class R6 Shares
	Six Months Ended March 31, 2019	November 28, 2017(a) through September 30, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.07	$13.34
Income (loss) from investment operations:
Net investment income (loss)	0.21	0.19
Net realized and unrealized gain (loss) on investment transactions	(0.14)	0.08
Total from investment operations	0.07	0.27
Less Dividends and Distributions:
Dividends from net investment income	(0.26)	(0.29)
Distributions from net realized gains	(0.50)	(0.25)
Total dividends and distributions	(0.76)	(0.54)
Net asset value, end of period	$12.38	$13.07
Total Return(c):	1.05%	2.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$63	$63
Average net assets (000)	$61	$33
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.35% (e)	0.35%	(e)
Expenses before waivers and/or expense reimbursement	25.81% (e)	94.93%	(e)
Net investment income (loss)	3.40% (e)	1.78%	(e)
Portfolio turnover rate(f)	14%	20%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Asset Allocation Funds	71

PGIM Moderate Allocation Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31, 2019(a)	Year Ended September 30,
		2018(a)	2017(a)	2016(a)	2015(a)	2014
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.47	$15.21	$13.93	$13.96	$15.17	$14.21
Income (loss) from investment operations:
Net investment income (loss)	0.19	0.20	0.14	0.12	0.18	0.15
Net realized and unrealized gain (loss) on investment transactions	(0.53)	0.73	1.62	0.94	(0.55)	0.97
Total from investment operations	(0.34)	0.93	1.76	1.06	(0.37)	1.12
Less Dividends and Distributions:
Dividends from net investment income	(0.35)	(0.32)	(0.17)	(0.21)	(0.31)	(0.16)
Distributions from net realized gains	(0.94)	(0.35)	(0.31)	(0.88)	(0.53)	-
Total dividends and distributions	(1.29)	(0.67)	(0.48)	(1.09)	(0.84)	(0.16)
Net asset value, end of period	$13.84	$ 15.47	$15.21	$13.93	$13.96	$15.17
Total Return(b):	(1.10)%	6.23%	12.99%	8.00%	(2.79)%	7.91%

Ratios/Supplemental Data:
Net assets, end of period (000)	$116,093	$125,569	$124,808	$106,173	$96,846	$93,752
Average net assets (000)	$115,811	$127,258	$114,527	$100,247	$98,271	$89,611
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.60% (e)	0.58%	0.70%	0.75%	0.71%	0.70%
Expenses before waivers and/or expense reimbursement	0.69% (e)	0.63%	0.76%	0.80%	0.76%	0.75%
Net investment income (loss)	2.77% (e)	1.27%	1.00%	0.90%	1.17%	1.00%
Portfolio turnover rate(f)	17%	24%	19%	20%	45%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

72

Class B Shares
	Six Months Ended March 31, 2019(a)	Year Ended September 30,
		2018(a)	2017(a)	2016(a)	2015(a)	2014
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.30	$15.05	$13.79	$13.83	$15.04	$14.09
Income (loss) from investment operations:
Net investment income (loss)	0.14	0.09	0.06	0.03	0.07	0.04
Net realized and unrealized gain (loss) on investment transactions	(0.53)	0.72	1.58	0.91	(0.56)	0.97
Total from investment operations	(0.39)	0.81	1.64	0.94	(0.49)	1.01
Less Dividends and Distributions:
Dividends from net investment income	(0.23)	(0.21)	(0.07)	(0.10)	(0.19)	(0.06)
Distributions from net realized gains	(0.94)	(0.35)	(0.31)	(0.88)	(0.53)	-
Total dividends and distributions	(1.17)	(0.56)	(0.38)	(0.98)	(0.72)	(0.06)
Net asset value, end of period	$13.74	$15.30	$15.05	$13.79	$13.83	$15.04
Total Return(b):	(1.51)%	5.47%	12.16%	7.13%	(3.55)%	7.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,324	$8,963	$13,496	$25,407	$38,084	$53,127
Average net assets (000)	$7,992	$11,082	$19,480	$32,651	$48,273	$56,302
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.35% (e)	1.35%	1.46%	1.50%	1.46%	1.45%
Expenses before waivers and/or expense reimbursement	1.77% (e)	1.59%	1.47%	1.50%	1.46%	1.45%
Net investment income (loss)	2.02% (e)	0.56%	0.40%	0.22%	0.49%	0.28%
Portfolio turnover rate(f)	17%	24%	19%	20%	45%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Asset Allocation Funds	73

PGIM Moderate Allocation Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31, 2019(a)	Year Ended September 30,
		2018(a)	2017(a)	2016(a)	2015(a)	2014
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.29	$15.05	$13.78	$13.83	$15.03	$14.08
Income (loss) from investment operations:
Net investment income (loss)	0.14	0.08	0.04	0.03	0.06	0.04
Net realized and unrealized gain (loss) on investment transactions	(0.52)	0.72	1.61	0.90	(0.54)	0.97
Total from investment operations	(0.38)	0.80	1.65	0.93	(0.48)	1.01
Less Dividends and Distributions:
Dividends from net investment income	(0.23)	(0.21)	(0.07)	(0.10)	(0.19)	(0.06)
Distributions from net realized gains	(0.94)	(0.35)	(0.31)	(0.88)	(0.53)	-
Total dividends and distributions	(1.17)	(0.56)	(0.38)	(0.98)	(0.72)	(0.06)
Net asset value, end of period	$13.74	$15.29	$15.05	$13.78	$13.83	$15.03
Total Return(b):	(1.44)%	5.40%	12.24%	7.06%	(3.48)%	7.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,972	$24,322	$25,765	$28,306	$30,872	$29,564
Average net assets (000)	$22,120	$25,729	$26,925	$29,628	$31,776	$28,118
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.35% (e)	1.35%	1.45%	1.50%	1.46%	1.45%
Expenses before waivers and/or expense reimbursement	1.44% (e)	1.37%	1.46%	1.50%	1.46%	1.45%
Net investment income (loss)	2.00% (e)	0.51%	0.31%	0.19%	0.40%	0.24%
Portfolio turnover rate(f)	17%	24%	19%	20%	45%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

74

Class R Shares
	Six Months Ended March 31, 2019(a)	Year Ended September 30,
		2018(a)	2017(a)	2016(a)	2015(a)	2014
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.36	$15.11	$13.83	$13.87	$15.11	$14.15
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.13	0.07	0.09	0.18	0.11
Net realized and unrealized gain (loss) on investment transactions	(0.52)	0.75	1.65	0.93	(0.62)	0.97
Total from investment operations	(0.35)	0.88	1.72	1.02	(0.44)	1.08
Less Dividends and Distributions:
Dividends from net investment income	(0.31)	(0.28)	(0.13)	(0.18)	(0.27)	(0.12)
Distributions from net realized gains	(0.94)	(0.35)	(0.31)	(0.88)	(0.53)	-
Total dividends and distributions	(1.25)	(0.63)	(0.44)	(1.06)	(0.80)	(0.12)
Net asset value, end of period	$13.76	$15.36	$15.11	$13.83	$13.87	$15.11
Total Return(b):	(1.20)%	5.94%	12.80%	7.68%	(3.26)%	7.67%

Ratios/Supplemental Data:
Net assets, end of period (000)	$195	$180	$51	$4	$4	$177
Average net assets (000)	$179	$135	$15	$4	$140	$167
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.85% (e)	0.85%	0.88%	1.00%	0.96%	0.95%
Expenses before waivers and/or expense reimbursement	8.62% (e)	11.64%	1.16%	1.25%	1.21%	1.20%
Net investment income (loss)	2.46% (e)	0.83%	0.51%	0.64%	1.18%	0.76%
Portfolio turnover rate(f)	17%	24%	19%	20%	45%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Asset Allocation Funds	75

PGIM Moderate Allocation Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31, 2019(a)	Year Ended September 30,
		2018(a)	2017(a)	2016(a)	2015(a)	2014
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$ 15.50	$ 15.24	$ 13.95	$ 13.99	$ 15.20	$14.23
Income (loss) from investment operations:
Net investment income (loss)	0.21	0.24	0.18	0.17	0.21	0.17
Net realized and unrealized gain (loss) on investment transactions	(0.54)	0.73	1.62	0.92	(0.54)	0.99
Total from investment operations	(0.33)	0.97	1.80	1.09	(0.33)	1.16
Less Dividends and Distributions:
Dividends from net investment income	(0.38)	(0.36)	(0.20)	(0.25)	(0.35)	(0.19)
Distributions from net realized gains	(0.94)	(0.35)	(0.31)	(0.88)	(0.53)	-
Total dividends and distributions	(1.32)	(0.71)	(0.51)	(1.13)	(0.88)	(0.19)
Net asset value, end of period	$ 13.85	$ 15.50	$ 15.24	$ 13.95	$ 13.99	$ 15.20
Total Return(b):	(0.95)%	6.47%	13.32%	8.21%	(2.54)%	8.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$ 2,987	$ 2,936	$ 3,481	$ 3,283	$ 3,601	$ 3,767
Average net assets (000)	$ 2,870	$ 3,103	$ 2,928	$ 3,319	$ 3,537	$ 3,190
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.35% (e)	0.35%	0.45%	0.50%	0.46%	0.45%
Expenses before waivers and/or expense reimbursement	0.88% (e)	0.81%	0.45%	0.50%	0.46%	0.45%
Net investment income (loss)	2.95% (e)	1.57%	1.27%	1.24%	1.43%	1.20%
Portfolio turnover rate(f)	17%	24%	19%	20%	45%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

76

Class R6 Shares
	Six Months Ended March 31, 2019	November 28, 2017(a) through September 30, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$15.50	$15.63
Income (loss) from investment operations:
Net investment income (loss)	0.21	0.21
Net realized and unrealized gain (loss) on investment transactions	(0.54)	0.37
Total from investment operations	(0.33)	0.58
Less Dividends and Distributions:
Dividends from net investment income	(0.38)	(0.36)
Distributions from net realized gains	(0.94)	(0.35)
Total dividends and distributions	(1.32)	(0.71)
Net asset value, end of period	$13.85	$15.50
Total Return(c):	(0.95)%	3.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10	$10
Average net assets (000)	$10	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.35% (e)	0.35%	(e)
Expenses before waivers and/or expense reimbursement	155.54% (e)	304.68%	(e)
Net investment income (loss)	2.98% (e)	1.64%	(e)
Portfolio turnover rate(f)	17%	24%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Asset Allocation Funds	77

PGIM Growth Allocation Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31, 2019	Year Ended September 30,
		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.90	$ 18.07	$15.94	$16.15	$17.41	$16.02
Income (loss) from investment operations:
Net investment income (loss)	0.19	0.14	0.10	0.07	0.08	0.08
Net realized and unrealized gain (loss) on investment transactions	(1.05)	1.35	2.67	1.33	(0.84)	1.42
Total from investment operations	(0.86)	1.49	2.77	1.40	(0.76)	1.50
Less Dividends and Distributions:
Dividends from net investment income	(0.38)	(0.40)	(0.18)	(0.16)	(0.35)	(0.11)
Distributions from net realized gains	(1.08)	(0.26)	(0.46)	(1.45)	(0.15)	-
Total dividends and distributions	(1.46)	(0.66)	(0.64)	(1.61)	(0.50)	(0.11)
Net asset value, end of period	$16.58	$ 18.90	$18.07	$15.94	$16.15	$17.41
Total Return(b):	(3.18)%	8.35%	17.95%	9.13%	(4.58)%	9.37%

Ratios/Supplemental Data:
Net assets, end of period (000)	$80,988	$85,010	$78,919	$65,038	$57,536	$56,293
Average net assets (000)	$78,506	$83,930	$70,830	$60,610	$59,770	$52,609
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.60% (e)	0.60%	0.71%	0.75%	0.75%	0.75%
Expenses before waivers and/or expense reimbursement	0.78% (e)	0.73%	0.90%	0.97%	0.93%	0.90%
Net investment income (loss)	2.32% (e)	0.75%	0.58%	0.47%	0.48%	0.46%
Portfolio turnover rate(f)	14%	23%	23%	24%	44%	24%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

78

Class B Shares
	Six Months Ended March 31, 2019	Year Ended September 30,
		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.03	$ 17.28	$15.28	$15.53	$16.76	$15.44
Income (loss) from investment operations:
Net investment income (loss)	0.13	0.02	- (b)	(0.03)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	(1.02)	1.27	2.53	1.27	(0.82)	1.36
Total from investment operations	(0.89)	1.29	2.53	1.24	(0.85)	1.32
Less Dividends and Distributions:
Dividends from net investment income	(0.35)	(0.28)	(0.07)	(0.04)	(0.23)	-
Distributions from net realized gains	(1.08)	(0.26)	(0.46)	(1.45)	(0.15)	-
Total dividends and distributions	(1.43)	(0.54)	(0.53)	(1.49)	(0.38)	-
Net asset value, end of period	$15.71	$ 18.03	$17.28	$15.28	$15.53	$16.76
Total Return(c):	(3.55)%	7.53%	17.04%	8.35%	(5.28)%	8.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,856	$ 6,251	$9,205	$13,335	$18,670	$27,929
Average net assets (000)	$5,400	$ 7,824	$11,120	$16,171	$24,591	$30,822
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.35% (f)	1.35%	1.47%	1.50%	1.50%	1.50%
Expenses before waivers and/or expense reimbursement	2.02% (f)	1.75%	1.61%	1.67%	1.63%	1.60%
Net investment income (loss)	1.60% (f)	0.13%	0.01%	(0.18)%	(0.16)%	(0.22)%
Portfolio turnover rate(g)	14%	23%	23%	24%	44%	24%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Asset Allocation Funds	79

PGIM Growth Allocation Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31, 2019	Year Ended September 30,
		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.05	$17.30	$15.30	$15.54	$16.78	$15.45
Income (loss) from investment operations:
Net investment income (loss)	0.13	- (b)	(0.02)	(0.04)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	(1.02)	1.29	2.55	1.29	(0.81)	1.38
Total from investment operations	(0.89)	1.29	2.53	1.25	(0.86)	1.33
Less Dividends and Distributions:
Dividends from net investment income	(0.35)	(0.28)	(0.07)	(0.04)	(0.23)	-
Distributions from net realized gains	(1.08)	(0.26)	(0.46)	(1.45)	(0.15)	-
Total dividends and distributions	(1.43)	(0.54)	(0.53)	(1.49)	(0.38)	-
Net asset value, end of period	$15.73	$18.05	$17.30	$15.30	$15.54	$16.78
Total Return(c):	(3.55)%	7.52%	17.01%	8.41%	(5.33)%	8.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,936	$16,051	$14,517	$12,473	$12,025	$11,858
Average net assets (000)	$14,741	$15,714	$13,311	$12,092	$12,540	$11,625
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.35% (f)	1.35%	1.46%	1.50%	1.50%	1.50%
Expenses before waivers and/or expense reimbursement	1.53% (f)	1.48%	1.60%	1.67%	1.63%	1.60%
Net investment income (loss)	1.59% (f)	-% (g)	(0.14)%	(0.26)%	(0.28)%	(0.29)%
Portfolio turnover rate(h)	14%	23%	23%	24%	44%	24%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $(0.005) per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Less than 0.005%.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

80

Class R Shares
	Six Months Ended March 31, 2019	Year Ended September 30,
		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.72	$17.91	$15.80	$16.01	$17.27	$15.90
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.18	0.06	(0.04)	0.04	0.04
Net realized and unrealized gain (loss) on investment transactions	(1.05)	1.24	2.65	1.40	(0.84)	1.40
Total from investment operations	(0.88)	1.42	2.71	1.36	(0.80)	1.44
Less Dividends and Distributions:
Dividends from net investment income	(0.37)	(0.35)	(0.14)	(0.12)	(0.31)	(0.07)
Distributions from net realized gains	(1.08)	(0.26)	(0.46)	(1.45)	(0.15)	-
Total dividends and distributions	(1.45)	(0.61)	(0.60)	(1.57)	(0.46)	(0.07)
Net asset value, end of period	$16.39	$18.72	$17.91	$15.80	$16.01	$17.27
Total Return(b):	(3.34)%	8.05%	17.69%	8.91%	(4.85)%	9.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$42	$50	$29	$14	$3	$3
Average net assets (000)	$39	$139	$26	$8	$3	$3
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.85% (e)	0.85%	0.96%	1.00%	1.00%	0.97%
Expenses before waivers and/or expense reimbursement	34.10% (e)	11.20%	1.34%	1.42%	1.36%	1.31%
Net investment income (loss)	2.03% (e)	1.00%	0.35%	(0.24)%	0.21%	0.25%
Portfolio turnover rate(f)	14%	23%	23%	24%	44%	24%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Asset Allocation Funds	81

PGIM Growth Allocation Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31, 2019	Year Ended September 30,
		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.16	$ 18.30	$ 16.14	$ 16.34	$ 17.61	$ 16.20
Income (loss) from investment operations:
Net investment income (loss)	0.30	0.16	0.14	0.13	0.15	0.11
Net realized and unrealized gain (loss) on investment transactions	(1.15)	1.40	2.70	1.33	(0.87)	1.45
Total from investment operations	(0.85)	1.56	2.84	1.46	(0.72)	1.56
Less Dividends and Distributions:
Dividends from net investment income	(0.39)	(0.44)	(0.22)	(0.21)	(0.40)	(0.15)
Distributions from net realized gains	(1.08)	(0.26)	(0.46)	(1.45)	(0.15)	-
Total dividends and distributions	(1.47)	(0.70)	(0.68)	(1.66)	(0.55)	(0.15)
Net asset value, end of period	$16.84	$ 19.16	$ 18.30	$ 16.14	$ 16.34	$ 17.61
Total Return(b):	(3.06)%	8.66%	18.19%	9.39%	(4.36)%	9.64%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,212	$ 4,722	$ 2,211	$ 1,845	$ 1,573	$ 1,477
Average net assets (000)	$3,246	$ 3,582	$ 1,974	$ 1,794	$ 1,352	$ 1,278
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.35% (e)	0.35%	0.46%	0.50%	0.50%	0.50%
Expenses before waivers and/or expense reimbursement	1.04% (e)	0.90%	0.60%	0.67%	0.63%	0.60%
Net investment income (loss)	3.46% (e)	0.83%	0.86%	0.81%	0.82%	0.62%
Portfolio turnover rate(f)	14%	23%	23%	24%	44%	24%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

82

Class R6 Shares
	Six Months Ended March 31, 2019	November 28, 2017(a) through September 30, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$19.15	$18.92
Income (loss) from investment operations:
Net investment income (loss)	0.22	0.01
Net realized and unrealized gain (loss) on investment transactions	(1.07)	0.92
Total from investment operations	(0.85)	0.93
Less Dividends and Distributions:
Dividends from net investment income	(0.39)	(0.44)
Distributions from net realized gains	(1.08)	(0.26)
Total dividends and distributions	(1.47)	(0.70)
Net asset value, end of period	$16.83	$19.15
Total Return(c):	(3.07)%	5.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$454	$471
Average net assets (000)	$436	$208
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.35% (e)	0.35%	(e)
Expenses before waivers and/or expense reimbursement	3.87% (e)	15.30%	(e)
Net investment income (loss)	2.57% (e)	0.05%	(e)
Portfolio turnover rate(f)	14%	23%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Asset Allocation Funds	83

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Funds has delegated to the Funds’ subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The prospectus and summary prospectus for each Fund contain this and other information about the Funds. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Asset Allocation Funds, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available on the Commission’s website at sec.gov. Beginning with reporting periods on or after March 31, 2019, Form N-PORT will replace Form N-Q. Form N-PORT will be filed with the Securities and Exchange Commission quarterly, and each Fund’s full portfolio holdings as of its first and third quarters of each fiscal year will be made publicly available 60 days after the end of each quarter. Each Fund’s schedule of portfolio holdings is also available on the Funds’ website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM ASSET ALLOCATION FUNDS	NASDAQ	CUSIP		NASDAQ	CUSIP
PGIM Conservative Allocation (Class A)	JDUAX	74437E750	PGIM Moderate Allocation (Class R)	JMARX	74437E610
PGIM Conservative Allocation (Class B)	JDABX	74437E743	PGIM Moderate Allocation (Class Z)	JDMZX	74437E776
PGIM Conservative Allocation (Class C)	JDACX	74437E735	PGIM Moderate Allocation (Class R6*)	JDTQX	74437E438
PGIM Conservative Allocation (Class R)	JDARX	74437E628	PGIM Growth Allocation (Class A)	JDAAX	74437E685
PGIM Conservative Allocation (Class Z)	JDAZX	74437E784	PGIM Growth Allocation (Class B)	JDGBX	74437E677
PGIM Conservative Allocation (Class R6*)	JDAQX	74437E453	PGIM Growth Allocation (Class C)	JDGCX	74437E669
PGIM Moderate Allocation (Class A)	JDTAX	74437E727	PGIM Growth Allocation (Class R)	JGARX	74437E594
PGIM Moderate Allocation (Class B)	JDMBX	74437E719	PGIM Growth Allocation (Class Z)	JDGZX	74437E768
PGIM Moderate Allocation (Class C)	JDMCX	74437E693	PGIM Growth Allocation (Class R6*)	JDGQX	74437E446

* Formerly known as Class Q shares.

MF194E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Investment Portfolios, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	May 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 14, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	May 14, 2019